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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

InvestmentCompany Actfile number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1. Schedule of Investments

FUND
Conservative Strategy Fund
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is a
series investment company with
ten different investment portfolios
referred to as Funds. This
Quarterly Report reports on five of
these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

September 30, 2013 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds
Conservative Strategy Fund*

Schedule of Investments — September 30, 2013 (Unaudited)

* Pursuant to a Plan of Liquidation and Dissolution approved by the Fund’s Board of Trustees, effective August 29, 2013, the Fund commenced the liquidation of its holdings and as a result, the Fund’s assets consisted solely of cash. For more information, please see note 4 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative Funds - 12.0%
RIC Russell Commodity Strategies Fund
Class Y	265,931	2,260
RIC Russell Global Infrastructure Fund
Class Y	318,809	3,810
RIC Russell Multi-Strategy Alternative
Fund Class Y	297,705	3,031
RIF Global Real Estate Securities Fund	194,701	3,035
		12,136

Domestic Equities - 13.7%
RIC Russell U.S. Defensive Equity Fund
Class Y	104,845	4,032
RIC Russell U.S. Dynamic Equity Fund
Class Y	167,849	2,016
RIF Aggressive Equity Fund	122,129	2,036
RIF Multi-Style Equity Fund	319,980	5,801
		13,885

Fixed Income - 56.3%
RIC Russell Global Opportunistic Credit
Fund Class Y	201,674	2,025
RIC Russell Investment Grade Bond Fund
Class Y	851,592	18,514
RIF Core Bond Fund	3,478,687	36,526
		57,065

International Equities - 18.0%
RIC Russell Emerging Markets Fund
Class Y	192,310	3,527
RIC Russell Global Equity Fund Class Y	699,404	7,567
RIF Non-U.S. Fund	615,416	7,096
		18,190

Total Investments 100.0%
(identified cost $90,048)		101,276

Other Assets and Liabilities,
Net - (0.0%)		(25)

Net Assets - 100.0%		101,251

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative Funds - 13.0%
RIC Russell Commodity Strategies Fund
Class Y	1,000,860	8,507
RIC Russell Global Infrastructure Fund
Class Y	976,061	11,664
RIC Russell Multi-Strategy Alternative
Fund Class Y	839,243	8,544
RIF Global Real Estate Securities Fund	558,977	8,714
		37,429

Domestic Equities - 23.9%
RIC Russell U.S. Defensive Equity Fund
Class Y	371,915	14,304
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,312,688	15,765
RIF Aggressive Equity Fund	701,493	11,694
RIF Multi-Style Equity Fund	1,501,569	27,224
		68,987

Fixed Income - 35.9%
RIC Russell Global Opportunistic Credit
Fund Class Y	856,322	8,597
RIF Core Bond Fund	9,027,233	94,786
		103,383

International Equities - 27.2%
RIC Russell Emerging Markets Fund
Class Y	715,053	13,114
RIC Russell Global Equity Fund Class Y	2,525,551	27,326
RIF Non-U.S. Fund	3,281,834	37,840
		78,280

Total Investments 100.0%
(identified cost $244,890)		288,079

Other Assets and Liabilities,
Net - (0.0%)		(51)

Net Assets - 100.0%		288,028

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative Funds - 18.0%
RIC Russell Commodity Strategies Fund
Class Y	977,687	8,310
RIC Russell Global Infrastructure Fund
Class Y	777,052	9,286
RIC Russell Multi-Strategy Alternative
Fund Class Y	688,422	7,008
RIF Global Real Estate Securities Fund	450,373	7,021
		31,625

Domestic Equities - 29.7%
RIC Russell U.S. Defensive Equity Fund
Class Y	250,654	9,640
RIC Russell U.S. Dynamic Equity Fund
Class Y	949,032	11,398
RIF Aggressive Equity Fund	586,072	9,770
RIF Multi-Style Equity Fund	1,185,210	21,488
		52,296

Fixed Income - 16.8%
RIC Russell Global Opportunistic Credit
Fund Class Y	699,992	7,028
RIF Core Bond Fund	2,138,206	22,451
		29,479

International Equities - 35.5%
RIC Russell Emerging Markets Fund
Class Y	549,716	10,082
RIC Russell Global Equity Fund Class Y	2,107,920	22,808
RIF Non-U.S. Fund	2,558,508	29,499
		62,389

Total Investments 100.0%
(identified cost $145,847)		175,789

Other Assets and Liabilities,
Net - (0.0%)		(34)

Net Assets - 100.0%		175,755

See accompanying notes which are an integral part of this quarterly report.

8 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative Funds - 20.0%
RIC Russell Commodity Strategies Fund
Class Y	260,616	2,215
RIC Russell Global Infrastructure Fund
Class Y	205,087	2,451
RIC Russell Multi-Strategy Alternative
Fund Class Y	229,345	2,335
RIF Global Real Estate Securities Fund	149,059	2,324
		9,325

Domestic Equities - 36.0%
RIC Russell U.S. Defensive Equity Fund
Class Y	66,441	2,555
RIC Russell U.S. Dynamic Equity Fund
Class Y	368,948	4,431
RIF Aggressive Equity Fund	183,307	3,056
RIF Multi-Style Equity Fund	372,422	6,752
		16,794

Fixed Income - 2.5%
RIC Russell Global Opportunistic Credit
Fund Class Y	115,987	1,164

International Equities - 41.5%
RIC Russell Emerging Markets Fund
Class Y	195,600	3,587
RIC Russell Global Equity Fund Class Y	559,247	6,051
RIF Non-U.S. Fund	839,252	9,677
		19,315

Total Investments 100.0%
(identified cost $35,808)		46,598

Other Assets and Liabilities,
Net - (0.0%)		(17)

Net Assets - 100.0%		46,581

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2013 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-
end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and
Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is a “fund of funds” and diversifies its assets by investing in Shares of several other Russell Investment Company
(“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative
Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund including changes to the Underlying Funds in which the Funds invest from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying
Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.
The following table shows the Funds’ allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.
Asset Allocation Targets as of May 1, 2013*
	Conservative	Moderate	Balanced	Growth	Equity Growth
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Funds**
RIC Russell Commodity Strategies Fund	0-7%	0-8%	0-9%	1-11%	1-11%
RIC Russell Global Infrastructure Fund	0-7	0-8	0-8	0-9	0-9
RIC Russell Multi-Strategy Alternative Fund	0-7	0-8	0-8	0-9	0-10
RIF Global Real Estate Securities Fund	0-7	0-8	0-8	0-9	0-10
Domestic Equity Funds
RIC Russell U.S. Defensive Equity Fund	0-8	0-9	0-10	0-10	1-11
RIC Russell U.S. Dynamic Equity Fund	0-6	0-7	1-11	1-11	4-14
RIF Aggressive Equity Fund	0	0-7	0-9	1-11	2-12
RIF Multi-Style Equity Fund	0-7	0-9	2-12	5-15	7-17
Fixed Income Funds
RIC Russell Global Opportunistic Credit	0-7	0-8	0-8	0-9	0-10
Fund
RIC Russell Investment Grade Bond Fund	15-25	15-25	0	0	0
RIC Russell Short Duration Bond Fund	13-23	0	0	0	0
RIF Core Bond Fund	33-43	31-41	30-40	10-20	0
International Equity Funds
RIC Russell Emerging Markets Fund	0	0-8	0-9	0-10	1-11
RIC Russell Global Equity Fund	0-9	2-12	4-14	8-18	8-18
RIF Russell Non-U.S. Fund	0-9	3-13	9-19	13-23	17-27
* Prospectus dated May 1, 2013.
** Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or that seek returns with a low correlation to global equity markets.

10 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each
Underlying Fund.
Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 — Quoted prices (unadjusted) in active markets for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (inputs such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of the Board, that are used in determining the fair value of investments.
The levels associated with valuing the Funds’ investments for the period ended September 30, 2013 were Level 1 for all Funds.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated
in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk).
Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, consist principally of cash due

Notes to Quarterly Report 11

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3. Federal Income Taxes
At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy	Moderate Strategy	Balanced Strategy
	Fund*	Fund	Fund
Cost of Investments	$—	$93,379,366	$253,273,605
Unrealized Appreciation	$—	$8,217,782	$35,988,747
Unrealized Depreciation	—	(320,711)	(1,183,099)
Net Unrealized Appreciation (Depreciation)	$—	$7,897,071	$34,805,648
		Equity Growth Strategy
	Growth Strategy Fund	Fund
Cost of Investments	$151,338,901	$40,088,014
Unrealized Appreciation	$25,533,599	$6,692,093
Unrealized Depreciation	(1,083,059)	(181,945)
Net Unrealized Appreciation (Depreciation)	$24,450,540	$6,510,148

*Due to liquidation on October 31, 2013, there is no cost of investments or unrealized appreciation (depreciation) for tax purposes.

4. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures other than the following:
On August 27, 2013, the Board, upon the recommendation of RIMCo, approved the liquidation of the Conservative Strategy Fund pursuant to a Plan of Liquidation and Dissolution (the “Plan”). Shareholder approval is not required in order to liquidate the Fund.
Shareholders of the Fund may redeem their shares prior to the liquidation date.
Pursuant to the Plan, the Fund was liquidated on October 31, 2013.

12 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requestes for Additional Information — September 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

See accompanying notes which are an integral part of the financial statements.

Shareholder Requestes for Additional Information 13

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a
series investment company with
ten different investment portfolios
referred to as Funds. This
Quarterly Report reports on five of
these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2013 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 95.0%			Constellation Brands, Inc. Class A(Æ)	12,700	729
			CVS Caremark Corp.	31,594	1,794
Consumer Discretionary - 14.6%			General Mills, Inc.	1,841	88
Aaron's, Inc. Class A	9,000	249	Ingredion, Inc.	7,500	496
Amazon.com, Inc.(Æ)	2,280	713	Kellogg Co.	9,947	584
American Eagle Outfitters, Inc.	52,200	730	Kimberly-Clark Corp.	1,100	104
Avon Products, Inc.	23,088	476	Molson Coors Brewing Co. Class B	10,500	526
CBS Corp. Class B	13,000	717	Mondelez International, Inc. Class A	67,198	2,111
Children's Place Retail Stores, Inc. (The)(Æ)	4,400	255	PepsiCo, Inc.	23,607	1,876
Coach, Inc.	11,900	649	Philip Morris International, Inc.	12,625	1,093
Comcast Corp. Class A(Æ)	80,454	3,601	Procter & Gamble Co. (The)	46,961	3,550
Costco Wholesale Corp.	1,265	146	Reynolds American, Inc.	894	44
DIRECTV(Æ)	972	58	Sysco Corp.	1,709	54
DSW, Inc. Class A	1,700	145	TreeHouse Foods, Inc.(Æ)	2,700	180
eBay, Inc.(Æ)	60,970	3,402	Walgreen Co.	1,406	76
Estee Lauder Cos., Inc. (The) Class A	10,447	730
Foot Locker, Inc.	23,600	801			21,230
Ford Motor Co.	127,400	2,149
Fortune Brands Home & Security, Inc.	10,100	420	Energy - 10.1%
General Motors Co.(Æ)	71,900	2,586	Anadarko Petroleum Corp.	11,700	1,088
Guess?, Inc.(Ñ)	30,700	916	Cabot Oil & Gas Corp.	18,080	675
Hanesbrands, Inc.	11,800	735	Chevron Corp.	30,852	3,748
Harman International Industries, Inc.	7,900	523	Cimarex Energy Co.	5,800	559
Hertz Global Holdings, Inc.(Æ)	61,487	1,362	ConocoPhillips	2,913	202
Home Depot, Inc.	26,483	2,009	Diamond Offshore Drilling, Inc.	9,800	611
Jack in the Box, Inc.(Æ)	8,000	320	EOG Resources, Inc.	4,890	827
Johnson Controls, Inc.	85,700	3,557	Exxon Mobil Corp.	134,231	11,551
Kohl's Corp.	12,100	626	Halliburton Co.	57,650	2,776
Las Vegas Sands Corp.	25,505	1,694	Kinder Morgan, Inc.	16,300	580
Lowe's Cos., Inc.	46,850	2,231	Marathon Oil Corp.	86,441	3,015
Macy's, Inc.	34,900	1,510	Marathon Petroleum Corp.	7,777	500
Marriott Vacations Worldwide Corp.(Æ)	7,700	339	Murphy Oil Corp.	12,200	736
McDonald's Corp.	33,550	3,228	National Oilwell Varco, Inc.	27,627	2,157
Michael Kors Holdings, Ltd.(Æ)	14,112	1,052	Noble Energy, Inc.	25,096	1,682
Nike, Inc. Class B	29,545	2,146	Occidental Petroleum Corp.	36,867	3,449
Nordstrom, Inc.	7,800	438	Pioneer Natural Resources Co.	10,272	1,939
PVH Corp.	6,250	742	Precision Drilling Corp.	46,300	459
Sirius XM Radio, Inc.(Ñ)	186,400	721	Rowan Companies PLC(Æ)	19,100	701
Starbucks Corp.	62,989	4,849	Schlumberger, Ltd.	46,814	4,137
Starwood Hotels & Resorts Worldwide, Inc.	21,940	1,458	Southwestern Energy Co.(Æ)	39,750	1,446
Target Corp.	1,836	117	Spectra Energy Corp.	1,924	66
Tiffany & Co.	17,790	1,363	Statoil ASA - ADR	32,000	726
Time Warner, Inc.	86,940	5,721	Total SA - ADR(Ñ)	7,900	458
TiVo, Inc.(Æ)	12,700	158	Transocean, Ltd.	14,500	645
TJX Cos., Inc.	2,079	117	Whiting Petroleum Corp.(Æ)	5,400	323
Viacom, Inc. Class B	39,754	3,321			45,056
Wal-Mart Stores, Inc.	16,146	1,195
Walt Disney Co. (The)	32,338	2,086	Financial Services - 15.9%
Whirlpool Corp.	5,323	780	ACE, Ltd.	25,291	2,367
Yum! Brands, Inc.	28,275	2,019	Aflac, Inc.	202	13
		65,160	Allstate Corp. (The)	15,027	759
			American Express Co.	19,490	1,472
Consumer Staples - 4.8%			American International Group, Inc.	15,000	729
Altria Group, Inc.	5,814	200	American Tower Corp. Class A(ö)	33,570	2,490
Andersons, Inc. (The)	2,500	175	Aspen Insurance Holdings, Ltd.	15,600	566
Anheuser-Busch InBev NV - ADR	12,700	1,260	Assurant, Inc.	8,200	444
Bunge, Ltd.	10,000	759	Axis Capital Holdings, Ltd.	15,500	671
Coca-Cola Co. (The)	77,394	2,931	Bank of America Corp.	23,600	326
Colgate-Palmolive Co.	32,120	1,905	Bank of New York Mellon Corp. (The)	44,900	1,356
ConAgra Foods, Inc.	22,900	695	BB&T Corp.	81,950	2,766
			Berkshire Hathaway, Inc. Class B(Æ)	29,243	3,319

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BlackRock, Inc. Class A	44	12	Baxter International, Inc.	66,701	4,381
BOK Financial Corp.	2,030	129	Becton Dickinson and Co.	552	55
Brown & Brown, Inc.	12,600	404	Biogen Idec, Inc.(Æ)	7,518	1,810
Capital One Financial Corp.	45,950	3,160	Bio-Rad Laboratories, Inc. Class A(Æ)	2,370	279
Chubb Corp. (The)	10,238	914	Boston Scientific Corp.(Æ)	42,200	495
Citigroup, Inc.	68,300	3,314	Bristol-Myers Squibb Co.	242	11
Comerica, Inc.	21,300	837	Cardinal Health, Inc.	9,200	480
Commerce Bancshares, Inc.	7,200	315	Celgene Corp.(Æ)	5,361	825
Cullen/Frost Bankers, Inc.(Ñ)	7,100	501	Cerner Corp.(Æ)	29,400	1,545
DiamondRock Hospitality Co.(ö)	22,300	238	Community Health Systems, Inc.	2,500	104
Discover Financial Services	27,987	1,414	Covidien PLC(Ñ)	43,920	2,677
Extra Space Storage, Inc.(ö)	11,500	526	Eli Lilly & Co.	23,864	1,201
FleetCor Technologies, Inc.(Æ)	5,000	551	Forest Laboratories, Inc.(Æ)	20,800	890
Fotex Holding SE(Æ)	41,627	1,395	Gilead Sciences, Inc.(Æ)	30,037	1,888
Franklin Resources, Inc.	1,092	55	HCA Holdings, Inc.	16,400	701
Goldman Sachs Group, Inc. (The)	5,646	893	Health Net, Inc.(Æ)	10,500	333
Hanover Insurance Group, Inc. (The)	10,300	570	Humana, Inc.	6,140	573
Hartford Financial Services Group, Inc.	22,600	703	IDEXX Laboratories, Inc.(Æ)	7,670	764
JPMorgan Chase & Co.	115,650	5,977	Intuitive Surgical, Inc.(Æ)	36	14
Lincoln National Corp.	16,933	711	Johnson & Johnson	79,453	6,888
Loews Corp.	663	31	Magellan Health Services, Inc.(Æ)	4,800	288
M&T Bank Corp.(Ñ)	4,100	459	McKesson Corp.	17,907	2,298
Markel Corp.(Æ)	4,228	2,189	Medtronic, Inc.	33,359	1,777
Marsh & McLennan Cos., Inc.	1,585	69	Merck & Co., Inc.	21,627	1,029
Mastercard, Inc. Class A	2,972	1,999	Mylan, Inc.(Æ)	18,700	714
Mercury General Corp.	6,000	290	Novartis AG - ADR	17,250	1,323
MetLife, Inc.	51,479	2,417	Novo Nordisk A/S - ADR	5,820	985
Morgan Stanley	23,200	625	Patterson Cos., Inc.	11,100	446
Northern Trust Corp.	13,300	723	Perrigo Co.(Ñ)	12,170	1,502
Ocwen Financial Corp. Class A(Æ)	4,400	245	Pfizer, Inc.	244,485	7,019
PartnerRe, Ltd. - ADR	7,760	710	Pharmacyclics, Inc.(Æ)	5,527	765
People's United Financial, Inc.	22,200	319	Regeneron Pharmaceuticals, Inc.(Æ)	5,867	1,836
PNC Financial Services Group, Inc. (The)	42,650	3,091	Sanofi - ADR	20,950	1,061
Prudential Financial, Inc.	31,700	2,473	St. Jude Medical, Inc.	19,523	1,047
Public Storage(ö)	412	66	Stryker Corp.	7,854	530
Reinsurance Group of America, Inc. Class A	9,900	663	Teva Pharmaceutical Industries, Ltd. - ADR	13,550	512
Selective Insurance Group, Inc.	1,000	25	Thermo Fisher Scientific, Inc.	19,530	1,799
SLM Corp.	29,100	725	UnitedHealth Group, Inc.	28,837	2,065
Sovran Self Storage, Inc.(ö)	4,100	310	Valeant Pharmaceuticals International, Inc.
State Street Corp.	42,980	2,826	(Æ)	18,614	1,942
SunTrust Banks, Inc.	44,300	1,436	Vertex Pharmaceuticals, Inc.(Æ)	9,210	698
SVB Financial Group(Æ)	1,400	121	WellCare Health Plans, Inc.(Æ)	1,000	70
Symetra Financial Corp.	17,400	310	WellPoint, Inc.	13,000	1,087
Taubman Centers, Inc.(ö)	5,800	390			61,207
Thomson Reuters Corp.	969	34
Travelers Cos., Inc. (The)	10,275	871	Materials and Processing - 5.6%
US Bancorp	15,261	558	Air Products & Chemicals, Inc.	599	64
Valley National Bancorp(Ñ)	26,836	267	Commercial Metals Co.	24,300	412
Visa, Inc. Class A	21,865	4,178	Cytec Industries, Inc.	4,300	350
Wells Fargo & Co.	50,200	2,074	Dow Chemical Co. (The)	25,000	960
XL Group PLC Class A	17,600	542	Ecolab, Inc.	24,499	2,420
		70,933	EI du Pont de Nemours & Co.	17,000	996
			Fastenal Co.	31,120	1,564
Health Care - 13.7%			Freeport-McMoRan Copper & Gold, Inc.	27,600	913
Abbott Laboratories	38,903	1,291	Huntsman Corp.	37,100	764
AbbVie, Inc.	10,600	474	LyondellBasell Industries Class A	9,300	681
Actavis, Inc.(Æ)	6,600	950	Mallinckrodt PLC	167	7
Aetna, Inc.	3,500	224	Masco Corp.	34,600	736
Allergan, Inc.	15,347	1,388	Minerals Technologies, Inc.	3,200	158
Amgen, Inc.	1,542	173	Monsanto Co.	53,843	5,619

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mosaic Co. (The)	34,200	1,471	Waste Management, Inc.	1,349	56
MRC Global, Inc.(Æ)	11,400	306	Xerox Corp.	83,600	860
Nucor Corp.	13,800	676	Xylem, Inc.	35,800	1,000
PPG Industries, Inc.	9,367	1,565			48,802
Praxair, Inc.	22,619	2,719
Precision Castparts Corp.	3,645	829	Technology - 15.9%
Reliance Steel & Aluminum Co.	9,000	659	Adobe Systems, Inc.(Æ)	15,353	797
Steel Dynamics, Inc.	52,359	875	Altera Corp.	15,600	580
		24,744	Analog Devices, Inc.	28,713	1,351
			Apple, Inc.	18,294	8,721
Producer Durables - 11.0%			ARRIS Group, Inc.(Æ)	13,000	222
3M Co.	1,997	238	Autodesk, Inc.(Æ)	7,100	292
ABM Industries, Inc.	7,800	208	Avago Technologies, Ltd. Class A	17,800	768
Accenture PLC Class A	1,857	137	Benchmark Electronics, Inc.(Æ)	11,200	256
AECOM Technology Corp.(Æ)	7,100	222	Broadcom Corp. Class A	20,300	528
AGCO Corp.	13,100	792	Brocade Communications Systems, Inc.(Æ)	96,600	778
Air Lease Corp. Class A	19,600	542	Ciena Corp.(Æ)(Ñ)	8,000	200
AO Smith Corp.	16,300	737	Cisco Systems, Inc.	261,970	6,135
Automatic Data Processing, Inc.	29,586	2,141	Cognizant Technology Solutions Corp. Class
Boeing Co. (The)	37,476	4,403	A(Æ)	746	61
Canadian Pacific Railway, Ltd.	5,277	651	Cree, Inc.(Æ)	8,498	511
Caterpillar, Inc.	12,200	1,017	Crown Castle International Corp.(Æ)	8,000	584
CH Robinson Worldwide, Inc.	12,800	762	Electronic Arts, Inc.(Æ)	31,800	812
Con-way, Inc.	1,200	52	EMC Corp.	73,268	1,873
CSX Corp.	665	17	Facebook, Inc. Class A(Æ)	25,300	1,271
Danaher Corp.	1,721	119	Google, Inc. Class A(Æ)	6,939	6,077
Deere & Co.	7,700	627	Groupon, Inc. Class A(Æ)	20,300	228
Delta Air Lines, Inc.	55,620	1,312	Hewlett-Packard Co.	75,900	1,592
Eaton Corp. PLC	13,100	902	Integrated Device Technology, Inc.(Æ)	23,400	220
Electronics For Imaging, Inc.(Æ)	7,600	241	Intel Corp.	88,740	2,035
EMCOR Group, Inc.	6,300	247	International Business Machines Corp.	10,723	1,985
Emerson Electric Co.	16,677	1,079	Intersil Corp. Class A	18,900	212
FedEx Corp.	15,470	1,765	Intuit, Inc.	17,367	1,152
General Electric Co.	306,900	7,332	Juniper Networks, Inc.(Æ)	37,900	753
Harsco Corp.	20,100	500	Linear Technology Corp.	17,800	706
Honeywell International, Inc.	50,248	4,173	LinkedIn Corp. Class A(Æ)	5,746	1,414
IDEX Corp.	10,000	653	LSI Corp.	71,200	557
Illinois Tool Works, Inc.	1,085	83	Marvell Technology Group, Ltd.	49,900	574
L-3 Communications Holdings, Inc.	7,200	680	Mentor Graphics Corp.	14,000	327
Lexmark International, Inc. Class A	19,910	657	Microchip Technology, Inc.(Ñ)	12,300	496
Lockheed Martin Corp.	762	97	Microsoft Corp.	53,691	1,788
Manpowergroup, Inc.	6,200	451	Motorola Solutions, Inc.	6,300	374
Norfolk Southern Corp.	6,730	521	NVIDIA Corp.	52,600	818
Northrop Grumman Corp.	2,476	235	Oracle Corp.	91,990	3,051
Orbital Sciences Corp.(Æ)	4,600	97	PMC - Sierra, Inc.(Æ)	23,500	156
Pentair, Ltd.	11,439	743	Polycom, Inc.(Æ)	16,400	179
Raytheon Co.	11,024	849	QUALCOMM, Inc.	82,303	5,544
Regal-Beloit Corp.	7,200	489	Salesforce.com, Inc.(Æ)	29,450	1,529
Ryder System, Inc.	6,000	358	SAP AG - ADR(Ñ)	19,300	1,427
Snap-on, Inc.	2,700	269	ServiceNow, Inc.(Æ)	5,100	265
Stanley Black & Decker, Inc.	7,900	716	Splunk, Inc.(Æ)	4,200	252
Terex Corp.(Æ)	20,300	682	Symantec Corp.	54,400	1,346
Textron, Inc.	27,800	768	Synopsys, Inc.(Æ)	14,000	528
Tidewater, Inc.	13,700	812	Tech Data Corp.(Æ)	7,600	379
TransDigm Group, Inc.	10,116	1,403	Texas Instruments, Inc.	77,927	3,140
UniFirst Corp.	1,700	178	Tyco International, Ltd.	19,300	675
Unilever NV	24,449	922	Vodafone Group PLC - ADR	118,400	4,166
Union Pacific Corp.	14,335	2,227	Western Digital Corp.	10,800	685
United Parcel Service, Inc. Class B	9,924	906	Workday, Inc. Class A(Æ)	3,200	259
United Technologies Corp.	17,382	1,874	Yahoo!, Inc.(Æ)	158	5

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($)		Value
	or Shares		$
Yelp, Inc. Class A(Æ)	2,900		192
			70,826

Utilities - 3.4%
Alliant Energy Corp.	4,800		238
American Electric Power Co., Inc.	20,484		888
American States Water Co.	436		12
Aqua America, Inc.	9,300		230
AT&T, Inc.	112,507		3,805
CenturyLink, Inc.	157		5
Dominion Resources, Inc.	740		46
DTE Energy Co.	11,200		739
Duke Energy Corp.	1,823		122
Edison International	13,200		608
Encana Corp.(Ñ)	88,450		1,533
Entergy Corp.	7,700		487
Exelon Corp.	75,778		2,246
Great Plains Energy, Inc.	10,100		224
National Fuel Gas Co.	6,700		461
NextEra Energy, Inc.	6,097		489
NorthWestern Corp.	6,900		310
Penn West Petroleum, Ltd. Class A - ADR(Ñ)	41,900		466
PG&E Corp.	13,163		539
Pinnacle West Capital Corp.	12,700		695
PNM Resources, Inc.	17,300		391
Southern Co.	2,149		88
Southwest Gas Corp.	4,500		225
Verizon Communications, Inc.	3,306		154
WGL Holdings, Inc.	4,400		188
			15,189

Total Common Stocks
(cost $339,737)			423,147

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	21,491,421	(8)	21,491
Total Short-Term Investments
(cost $21,491)			21,491

Other Securities - 2.5%
Russell U.S. Cash Collateral Fund(×)	11,148,346	(8)	11,148
Total Other Securities
(cost $11,148)			11,148
Total Investments 102.3%
(identified cost $372,376)			455,786

Other Assets and Liabilities,
Net - (2.3%)			(10,163)

Net Assets - 100.0%			445,623

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
S&P 500 E-Mini Index Futures (CME)		217	USD	18,166	12/13	(104)
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)		53	USD	2,106	12/13	(15)
S&P E-Mini Technology Select Sector Index Futures (CME)		67	USD	2,143	12/13	(2)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(121)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2			Level 3	Total
Common Stocks
Consumer Discretionary	$65,160	$—			$—	$65,160
Consumer Staples	21,230	—			—	21,230
Energy	45,056	—			—	45,056
Financial Services	70,933	—			—	70,933
Health Care	61,207	—			—	61,207
Materials and Processing	24,744	—			—	24,744
Producer Durables	48,802	—			—	48,802
Technology	70,826	—			—	70,826
Utilities	15,189	—			—	15,189
Short-Term Investments	—	21,491			—	21,491
Other Securities	—	11,148			—	11,148
Total Investments	423,147	32,639			—	455,786

Other Financial Instruments
Futures Contracts	(121)	—			—	(121)
Total Other Financial Instruments*	$(121)	$—			$—	$(121)

* Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2013, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 7

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 94.6%			Skechers U.S.A., Inc. Class A(Æ)	11,700	364
			Skullcandy, Inc.(Æ)	2,500	15
Consumer Discretionary - 13.2%			Smith & Wesson Holding Corp.(Æ)(Ñ)	29,149	320
1-800-Flowers.com, Inc. Class A(Æ)	10,700	53	Sonic Automotive, Inc. Class A	4,400	105
Asbury Automotive Group, Inc.(Æ)	18,000	959	Sonic Corp.(Æ)	28,130	499
Ascena Retail Group, Inc.(Æ)	5,502	110	Stamps.com, Inc.(Æ)	19,650	903
Ballantyne Strong, Inc.(Æ)	2,600	11	Stein Mart, Inc.	8,400	115
Bridgepoint Education, Inc.(Æ)	14,910	269	Steven Madden, Ltd.(Æ)	19,170	1,032
Brown Shoe Co., Inc.	10,400	244	Stoneridge, Inc.(Æ)	11,500	124
Chico's FAS, Inc.	48,800	813	Tilly's, Inc. Class A(Æ)	2,700	39
Children's Place Retail Stores, Inc. (The)(Æ)	6,910	400	TiVo, Inc.(Æ)	21,600	269
Citi Trends, Inc.(Æ)	40,973	716	Town Sports International Holdings, Inc.	2,400	31
Deckers Outdoor Corp.(Æ)(Ñ)	9,222	608	Universal Electronics, Inc.(Æ)	28,090	1,013
Delta Apparel, Inc.(Æ)	9,600	159	Universal Technical Institute, Inc.	1,000	12
Destination Maternity Corp.	8,000	254	Vera Bradley, Inc.(Æ)	3,200	66
Destination XL Group, Inc.(Æ)	83,075	537	Viad Corp.	800	20
Drew Industries, Inc.	3,376	154	VistaPrint NV(Æ)	1,800	102
Einstein Noah Restaurant Group, Inc.	3,300	57	VOXX International Corp. Class A(Æ)	8,700	119
Ethan Allen Interiors, Inc.	25,585	713	West Marine, Inc.(Æ)	36,746	448
Express, Inc.(Æ)	39,769	938	Zagg, Inc.(Æ)(Ñ)	41,021	185
Finish Line, Inc. (The) Class A	32,410	806	Zale Corp.(Æ)	4,700	71
Franklin Covey Co.(Æ)	2,600	47
Fred's, Inc. Class A	24,070	377			29,767
Fuel Systems Solutions, Inc.(Æ)	47,799	940
G-III Apparel Group, Ltd.(Æ)	4,400	240	Consumer Staples - 1.8%
Gordmans Stores, Inc.	6,605	74	Andersons, Inc. (The)	11,774	823
Grand Canyon Education, Inc.(Æ)	27,579	1,110	Annie's, Inc.(Æ)(Ñ)	8,040	395
Group 1 Automotive, Inc.	15,690	1,220	Chiquita Brands International, Inc.(Æ)	28,600	362
Guess?, Inc.	18,140	541	Core-Mark Holding Co., Inc.	4,200	279
Harman International Industries, Inc.	700	46	Fresh Del Monte Produce, Inc.	12,200	362
Harte-Hanks, Inc.	16,403	145	Ingles Markets, Inc. Class A	4,272	123
Haverty Furniture Cos., Inc.	7,500	184	Medifast, Inc.(Æ)	9,350	251
HealthStream, Inc.(Æ)	30,625	1,161	Nash Finch Co.	3,771	100
Helen of Troy, Ltd.(Æ)	6,000	265	Omega Protein Corp.(Æ)	8,838	90
Hibbett Sports, Inc.(Æ)(Ñ)	10,300	578	Pantry, Inc. (The)(Æ)	12,300	136
Inter Parfums, Inc.	22,510	675	SodaStream International, Ltd.(Æ)(Ñ)	5,612	350
Jack in the Box, Inc.(Æ)	8,100	324	Spartan Stores, Inc.	4,700	104
Johnson Outdoors, Inc. Class A(Æ)	1,314	35	TreeHouse Foods, Inc.(Æ)	9,485	634
Jones Group, Inc. (The)	38,195	573			4,009
Kirkland's, Inc.(Æ)	9,800	181
Kona Grill, Inc.(Æ)	9,400	109	Energy - 6.6%
Krispy Kreme Doughnuts, Inc.(Æ)	28,970	560	Approach Resources, Inc.(Æ)(Ñ)	31,130	818
Libbey, Inc.(Æ)	16,536	393	C&J Energy Services, Inc.(Æ)(Ñ)	4,200	84
Marchex, Inc. Class A	2,000	15	Cal Dive International, Inc.(Æ)(Ñ)	229,063	470
Marriott Vacations Worldwide Corp.(Æ)	5,200	229	CARBO Ceramics, Inc.(Ñ)	7,612	754
MDC Holdings, Inc.	34,900	1,048	Comstock Resources, Inc.	15,550	247
Men's Wearhouse, Inc. (The)	30,318	1,032	Contango Oil & Gas Co.	15,450	568
Meritor, Inc.(Æ)	14,100	111	Dawson Geophysical Co.(Æ)	4,100	133
Monarch Casino & Resort, Inc.(Æ)	3,000	57	Forest Oil Corp.(Æ)	27,300	167
New York & Co., Inc.(Æ)	13,100	76	Geospace Technologies Corp.(Æ)	14,311	1,207
PCM, Inc.(Æ)	2,300	21	Green Plains Renewable Energy, Inc.(Ñ)	10,700	172
Perry Ellis International, Inc.	3,591	68	Gulf Island Fabrication, Inc.	2,200	54
Pier 1 Imports, Inc.	27,820	543	Gulfport Energy Corp.(Æ)	29,570	1,903
Red Robin Gourmet Burgers, Inc.(Æ)	9,845	700	Hornbeck Offshore Services, Inc.(Æ)	6,500	373
Regis Corp.	42,900	630	James River Coal Co.(Æ)(Ñ)	10,000	20
RG Barry Corp.	25,611	484	Key Energy Services, Inc.(Æ)	36,842	269
Ritchie Bros Auctioneers, Inc.(Ñ)	32,710	660	Matador Resources Co.(Æ)	32,925	538
Rocky Brands, Inc.	1,800	31	Matrix Service Co.(Æ)	11,200	220
Ruby Tuesday, Inc.(Æ)	54,674	410	McDermott International, Inc.(Æ)	42,957	319
Sally Beauty Holdings, Inc.(Æ)	3,985	104	Nabors Industries, Ltd.	48,190	774
Scholastic Corp.	4,100	117	Natural Gas Services Group, Inc.(Æ)	3,000	80

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pacific Drilling SA(Æ)	42,587	472	EastGroup Properties, Inc.(ö)	3,700	219
Patterson-UTI Energy, Inc.	26,694	571	EMC Insurance Group, Inc.	100	3
PDC Energy, Inc.(Æ)	5,711	340	Enterprise Financial Services Corp.	2,600	44
Pioneer Energy Services Corp.(Æ)	15,700	118	EPR Properties(ö)	6,500	317
REX American Resources Corp.(Æ)	4,400	135	Equity One, Inc.(ö)	2,200	48
Rowan Companies PLC(Æ)	24,906	915	Extra Space Storage, Inc.(ö)	7,100	325
SunCoke Energy, Inc.(Æ)	25,900	440	FactSet Research Systems, Inc.(Ñ)	4,150	453
Superior Energy Services, Inc.(Æ)	25,459	637	FBL Financial Group, Inc. Class A	1,800	81
Synergy Resources Corp.(Æ)	12,500	122	First Bancorp	2,400	35
TETRA Technologies, Inc.(Æ)	34,001	426	First Busey Corp.	10,400	54
Unit Corp.(Æ)	18,076	840	First Financial Bancorp	48,630	738
Warren Resources, Inc.(Æ)	27,100	79	First Financial Corp.	2,300	73
Western Refining, Inc.(Ñ)	13,510	406	First Industrial Realty Trust, Inc.(ö)	22,700	369
Westmoreland Coal Co.(Æ)	1,100	14	First Interstate Bancsystem, Inc. Class A	3,400	82
Willbros Group, Inc.(Æ)	17,700	162	First Merchants Corp.	11,900	206
		14,847	First Republic Bank	7,300	340
			Forestar Group, Inc.(Æ)	16,067	346
Financial Services - 19.7%			Franklin Street Properties Corp.(ö)	45,888	585
1st United Bancorp, Inc.	2,100	15	Gain Capital Holdings, Inc.	11,400	144
Advent Software, Inc.	23,675	752	German American Bancorp, Inc.	1,100	28
Agree Realty Corp.(ö)	5,100	154	GFI Group, Inc.	81,994	324
Alexander & Baldwin, Inc.	13,328	480	Great Southern Bancorp, Inc.	3,000	85
American Financial Group, Inc.	2,100	114	Green Dot Corp. Class A(Æ)	14,400	379
Ameriprise Financial, Inc.	3,658	333	Hancock Holding Co.	20,994	659
AMERISAFE, Inc.	15,849	563	Hanmi Financial Corp.	8,100	134
AmREIT, Inc. Class B(ö)	1,200	21	Hanover Insurance Group, Inc. (The)	11,935	660
Anworth Mortgage Asset Corp.(ö)	120,805	583	Heartland Financial USA, Inc.	1,384	39
Arbor Realty Trust, Inc.(ö)	7,200	49	Hercules Technology Growth Capital, Inc.(Ñ)	24,105	368
Argo Group International Holdings, Ltd.	7,170	307	Heritage Financial Corp.	1,700	26
Arlington Asset Investment Corp. Class A	5,700	136	Hilltop Holdings, Inc.(Æ)	32,490	601
Assurant, Inc.	5,000	271	Home BancShares, Inc.	23,640	718
Asta Funding, Inc.	10,938	97	Home Loan Servicing Solutions, Ltd.	18,200	401
Astoria Financial Corp.	58,600	729	HomeStreet, Inc.	9,900	191
Baldwin & Lyons, Inc. Class B	400	10	Horace Mann Educators Corp.	18,100	514
Bancfirst Corp.	1,600	87	Iberiabank Corp.	22,610	1,173
Bank of the Ozarks, Inc.	15,063	723	Infinity Property & Casualty Corp.	13,000	838
BioMed Realty Trust, Inc.(ö)	27,547	512	Interactive Brokers Group, Inc. Class A	2,000	38
Boston Private Financial Holdings, Inc.	8,058	89	Investment Technology Group, Inc.(Æ)	26,600	418
Bridge Bancorp, Inc.	500	11	JER Investment Trust, Inc.(Æ)(Þ)	1,771	—
Bridge Capital Holdings(Æ)	200	3	KeyCorp	62,981	718
Brookline Bancorp, Inc.	71,960	677	Kite Realty Group Trust(ö)	3,900	23
Campus Crest Communities, Inc.(ö)	52,480	567	KKR Financial Holdings LLC	10,202	105
Capital Bank Financial Corp. Class A(Æ)	16,100	353	Lakeland Financial Corp.	4,431	145
Capitol Federal Financial, Inc.	62,231	773	LaSalle Hotel Properties(ö)	10,506	300
Capstead Mortgage Corp.(ö)	69,850	821	Maiden Holdings, Ltd.	20,200	239
Cedar Realty Trust, Inc.(ö)	24,586	127	MainSource Financial Group, Inc.	5,000	76
Center Bancorp, Inc.	2,300	33	Manning & Napier, Inc. Class A	6,410	107
Centerstate Banks, Inc.	500	5	MarketAxess Holdings, Inc.	11,112	667
Central Pacific Financial Corp.	7,800	138	MB Financial, Inc.	13,900	393
Chemical Financial Corp.	22,340	624	MCG Capital Corp.	27,300	138
Citizens & Northern Corp.	1,800	36	Mercantile Bank Corp.	3,729	82
CoBiz Financial, Inc.	16,383	159	Merchants Bancshares, Inc.	519	15
Comerica, Inc.	17,880	703	MetroCorp Bancshares, Inc.	5,372	74
Community Bank System, Inc.	3,391	116	MoneyGram International, Inc.(Æ)	7,300	143
Community Trust Bancorp, Inc.	1,000	41	Morningstar, Inc.	7,975	632
Crawford & Co. Class B	1,400	14	National Bank Holdings Corp. Class A	24,560	504
CVB Financial Corp.	50,750	686	National Interstate Corp.	5,156	143
DiamondRock Hospitality Co.(ö)	53,774	574	Navigators Group, Inc. (The)(Æ)	3,100	179
Dime Community Bancshares, Inc.	9,730	162	Nelnet, Inc. Class A	7,800	300
Douglas Emmett, Inc.(ö)	2,400	56	New Residential Investment Corp.(ö)	114,073	755

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Northfield Bancorp, Inc.	17,160	208	WSFS Financial Corp.	2,300	139
Northrim BanCorp, Inc.	7,445	179			44,415
OceanFirst Financial Corp.	5,800	98
Old National Bancorp	24,520	348	Health Care - 8.8%
One Liberty Properties, Inc.(ö)	4,200	85	Abaxis, Inc.	16,650	701
Oritani Financial Corp.	9,140	150	Accelrys, Inc.(Æ)	55,350	546
Park Sterling Corp.	6,000	38	Affymetrix, Inc.(Æ)	29,000	180
Peoples Bancorp, Inc.	2,500	52	Air Methods Corp.(Ñ)	15,290	651
Piper Jaffray Cos.(Æ)	15,949	547	Akorn, Inc.(Æ)	39,930	786
Platinum Underwriters Holdings, Ltd.	6,900	412	Align Technology, Inc.(Æ)	21,875	1,053
Post Properties, Inc.(ö)	1,500	68	Almost Family, Inc.	3,200	62
Preferred Bank(Æ)	1,100	20	ArthroCare Corp.(Æ)	1,300	46
PrivateBancorp, Inc. Class A	44,880	959	athenahealth, Inc.(Æ)(Ñ)	3,910	424
ProAssurance Corp.	3,422	154	Bio-Reference Labs, Inc.(Æ)(Ñ)	2,800	84
Provident Financial Holdings, Inc.	3,500	58	BioScrip, Inc.(Æ)	42,408	372
Provident Financial Services, Inc.	3,420	55	Cantel Medical Corp.	15,358	489
Reinsurance Group of America, Inc. Class A	3,000	201	Centene Corp.(Æ)	12,240	783
RLJ Lodging Trust(ö)	17,500	411	CONMED Corp.	34,127	1,160
S&T Bancorp, Inc.	1,000	24	CryoLife, Inc.	4,800	34
Sabra Health Care REIT, Inc.(ö)	15,600	359	Dynavax Technologies Corp.(Æ)	3,600	4
Safeguard Scientifics, Inc.(Æ)	3,781	59	Emergent Biosolutions, Inc.(Æ)	20,600	392
Safety Insurance Group, Inc.	3,000	159	Exactech, Inc.(Æ)	10,800	217
Sandy Spring Bancorp, Inc.	2,300	53	Greatbatch, Inc.(Æ)	8,100	276
Selective Insurance Group, Inc.	7,700	189	Health Net, Inc.(Æ)	1,600	51
Signature Bank(Æ)	4,300	394	Hill-Rom Holdings, Inc.	2,270	81
Simmons First National Corp. Class A	1,900	59	HMS Holdings Corp.(Æ)	20,773	447
Southwest Bancorp, Inc.(Æ)	275	4	ICON PLC(Æ)	16,030	656
Sovran Self Storage, Inc.(ö)	500	38	Kindred Healthcare, Inc.	17,400	234
Spirit Realty Capital, Inc.(ö)	11,800	108	Magellan Health Services, Inc.(Æ)	6,300	378
State Bank Financial Corp.	3,700	59	Masimo Corp.	4,452	119
Stellus Capital Investment Corp.	900	13	Medidata Solutions, Inc.(Æ)	14,015	1,386
Sterling Bancorp Class N	7,200	99	Meridian Bioscience, Inc.	46,117	1,091
Sterling Financial Corp.	18,550	531	National Research Corp. Class A(Æ)	32,025	603
Stifel Financial Corp.(Æ)	11,178	461	National Research Corp. Class B(Æ)	5,337	159
Summit Hotel Properties, Inc.(ö)	46,810	430	Natus Medical, Inc.(Æ)	9,800	139
SVB Financial Group(Æ)	10,200	881	Neogen Corp.(Æ)	22,154	1,345
SY Bancorp, Inc.	2,500	71	Omnicell, Inc.(Æ)	28,625	678
Symetra Financial Corp.	24,600	438	Pacific Biosciences of California, Inc.(Æ)	21,400	118
Taubman Centers, Inc.(ö)	700	47	PAREXEL International Corp.(Æ)	11,180	562
Territorial Bancorp, Inc.	1,649	36	PharMerica Corp.(Æ)	8,600	114
Texas Capital Bancshares, Inc.(Æ)	9,560	439	Prestige Brands Holdings, Inc.(Æ)	21,640	652
Tower Group International, Ltd.	5,364	38	Quality Systems, Inc.	23,915	520
Trico Bancshares	3,800	87	Rigel Pharmaceuticals, Inc.(Æ)	5,500	20
UMB Financial Corp.	6,940	377	Select Medical Holdings Corp.	24,300	196
UMH Properties, Inc.(ö)	1,200	12	STERIS Corp.	10,201	438
United Fire Group, Inc.	6,500	198	Streamline Health Solutions, Inc.(Æ)	6,500	49
ViewPoint Financial Group, Inc.	16,290	337	Techne Corp.	5,695	456
Washington Banking Co.	7,937	112	Triple-S Management Corp. Class B(Æ)	8,900	164
Washington Federal, Inc.	25,515	527	US Physical Therapy, Inc.	11,843	368
Washington Real Estate Investment Trust(ö)	24,260	613	WellCare Health Plans, Inc.(Æ)	5,000	349
Washington Trust Bancorp, Inc.	1,234	39	West Pharmaceutical Services, Inc.	5,342	220
Webster Financial Corp.	15,700	401			19,853
WesBanco, Inc.	5,200	155
Westamerica Bancorporation(Ñ)	15,820	786
Westfield Financial, Inc.	5,100	36	Materials and Processing - 7.8%
Westwood Holdings Group, Inc.	14,250	685	A Schulman, Inc.	11,140	328
Wilshire Bancorp, Inc.	30,100	246	AAON, Inc.	36,000	956
Winthrop Realty Trust(ö)	12,128	135	AMCOL International Corp.	13,695	448
			Balchem Corp.	17,800	921
			Beacon Roofing Supply, Inc.(Æ)	21,340	787
			Cabot Corp.	51,263	2,192

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Comfort Systems USA, Inc.	9,570	161	Ceco Environmental Corp.	767	11
Commercial Metals Co.	4,700	80	Chart Industries, Inc.(Æ)	6,771	833
Cytec Industries, Inc.	700	57	CIRCOR International, Inc.	14,989	932
Encore Wire Corp.	2,600	103	Columbus McKinnon Corp.(Æ)	33,757	811
FutureFuel Corp.	6,200	111	Compass Diversified Holdings	36,600	652
Gibraltar Industries, Inc.(Æ)	4,700	67	Consolidated Graphics, Inc.(Æ)	4,217	236
Globe Specialty Metals, Inc.	42,710	658	CoStar Group, Inc.(Æ)	10,075	1,693
Haynes International, Inc.	7,500	340	Curtiss-Wright Corp.	16,480	774
Huntsman Corp.	2,000	41	Ducommun, Inc.(Æ)	11,021	316
IAMGOLD Corp.	57,549	273	Electronics For Imaging, Inc.(Æ)	12,752	404
Insteel Industries, Inc.	6,871	111	EMCOR Group, Inc.	11,600	454
Interface, Inc. Class A	18,853	374	EnerSys, Inc.	19,356	1,174
Kaiser Aluminum Corp.	866	62	Ennis, Inc.	9,695	175
Koppers Holdings, Inc.	9,881	421	FARO Technologies, Inc.(Æ)	21,125	891
Kronos Worldwide, Inc.(Ñ)	31,115	482	Forward Air Corp.	14,050	567
Landec Corp.(Æ)	12,412	151	G&K Services, Inc. Class A	4,000	242
LB Foster Co. Class A	3,700	169	Global Power Equipment Group, Inc.	4,400	88
Louisiana-Pacific Corp.(Æ)	9,500	167	GP Strategies Corp.(Æ)	8,300	218
Materion Corp.	400	13	GrafTech International, Ltd.(Æ)(Ñ)	78,191	661
MRC Global, Inc.(Æ)	11,500	308	Granite Construction, Inc.	56,195	1,719
NCI Building Systems, Inc.(Æ)	5,400	69	Greenbrier Cos., Inc.(Æ)	16,463	407
Neenah Paper, Inc.	1,100	43	Gulfmark Offshore, Inc. Class A	9,810	499
NN, Inc.	11,528	179	Hardinge, Inc.	3,800	59
Noranda Aluminum Holding Corp.	49,329	122	Harsco Corp.	14,960	373
Northwest Pipe Co.(Æ)	2,200	72	Healthcare Services Group, Inc.	40,880	1,053
Olympic Steel, Inc.	4,900	136	Heidrick & Struggles International, Inc.	1,100	21
OM Group, Inc.(Æ)	28,462	961	Hub Group, Inc. Class A(Æ)	10,150	398
Omnova Solutions, Inc.(Æ)	41,700	357	Hudson Technologies, Inc.(Æ)(Ñ)	22,300	45
PGT, Inc.(Æ)	29,200	289	InnerWorkings, Inc.(Æ)	38,025	373
Quaker Chemical Corp.	3,100	226	Intevac, Inc.(Æ)	2,900	17
Quanex Building Products Corp.	37,560	707	Kadant, Inc.	3,400	114
RTI International Metals, Inc.(Æ)	16,768	537	Kimball International, Inc. Class B	13,300	147
Simpson Manufacturing Co., Inc.	48,675	1,585	Knight Transportation, Inc.	35,670	589
Stillwater Mining Co.(Æ)(Ñ)	22,457	247	Korn/Ferry International(Æ)	19,900	426
Tronox, Ltd. Class A(Ñ)	30,290	741	Layne Christensen Co.(Æ)	26,115	521
Universal Forest Products, Inc.	12,137	511	Lexmark International, Inc. Class A	11,100	366
Universal Stainless & Alloy Products, Inc.			Liquidity Services, Inc.(Æ)(Ñ)	3,700	124
(Æ)	17,919	583	Mac-Gray Corp.	6,200	90
US Silica Holdings, Inc.(Ñ)	20,464	510	Marten Transport, Ltd.	17,867	307
		17,656	MAXIMUS, Inc.	28,410	1,281
			Measurement Specialties, Inc.(Æ)	3,227	175
Producer Durables - 17.2%			Mesa Laboratories, Inc.	3,100	210
ABM Industries, Inc.	59,110	1,573	Mistras Group, Inc.(Æ)	1,400	24
ACCO Brands Corp.(Æ)	47,463	315	Modine Manufacturing Co.(Æ)	14,400	211
Advisory Board Co. (The)(Æ)	31,578	1,879	MYR Group, Inc.(Æ)	1,500	36
Aerovironment, Inc.(Æ)	9,725	225	Old Dominion Freight Line, Inc.(Æ)	6,356	292
AGCO Corp.	3,000	181	Orbital Sciences Corp.(Æ)	20,500	434
Air Lease Corp. Class A	13,500	373	Orion Marine Group, Inc.(Æ)	5,032	52
Air Transport Services Group, Inc.(Æ)	22,441	168	Pacer International, Inc.(Æ)	11,800	73
Aircastle, Ltd.	21,600	376	Performant Financial Corp.(Æ)	6,700	73
Alamo Group, Inc.	2,700	132	Powell Industries, Inc.(Æ)	600	37
Albany International Corp. Class A	9,300	334	PRGX Global, Inc.(Æ)	1,800	11
American Superconductor Corp.(Æ)(Ñ)	33,900	79	Primoris Services Corp.	5,200	132
AO Smith Corp.	3,000	136	Proto Labs, Inc.(Æ)(Ñ)	14,450	1,104
Ascent Capital Group, Inc. Class A(Æ)	1,500	121	Quanta Services, Inc.(Æ)	16,501	454
Astec Industries, Inc.	26,005	936	Raven Industries, Inc.	33,275	1,088
Astronics Corp.(Æ)	3,499	174	Regal-Beloit Corp.	11,570	786
Atlas Air Worldwide Holdings, Inc.(Æ)	1,231	57	Republic Airways Holdings, Inc.(Æ)	7,300	87
AZZ, Inc.	15,366	643	Resources Connection, Inc.	67,500	916
CDI Corp.	1,700	26	Roadrunner Transportation Systems, Inc.(Æ)	2,000	56

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Rollins, Inc.	23,775	630	Interactive Intelligence Group, Inc.(Æ)	12,533	796
Ryder System, Inc.	2,000	119	InterDigital, Inc.	2,748	103
SkyWest, Inc.	14,000	203	Intersil Corp. Class A	122,005	1,370
Southwest Airlines Co.	21,297	310	InvenSense, Inc. Class A(Æ)(Ñ)	28,330	499
Sun Hydraulics Corp.	40,806	1,479	KEYW Holding Corp. (The)(Æ)(Ñ)	15,264	205
Tidewater, Inc.	10,241	607	Kulicke & Soffa Industries, Inc.(Æ)	73,269	846
Triumph Group, Inc.	9,070	637	KVH Industries, Inc.(Æ)	1,000	14
Tsakos Energy Navigation, Ltd.(Ñ)	47,410	247	LSI Corp.	19,400	152
Wabtec Corp.	2,666	168	LTX-Credence Corp.(Æ)	10,100	66
Wesco Aircraft Holdings, Inc.(Æ)	13,643	286	Marvell Technology Group, Ltd.	31,740	365
		38,726	Mentor Graphics Corp.	15,200	355
			Mercury Systems, Inc.(Æ)	69,417	693
Technology - 18.2%			Micrel, Inc.	107,720	981
Acacia Research Corp.	65,224	1,504	MKS Instruments, Inc.	27,790	739
ACI Worldwide, Inc.(Æ)	21,100	1,140	NeoPhotonics Corp.(Æ)	4,500	33
Active Network, Inc. (The)(Æ)	17,053	244	NIC, Inc.	44,380	1,026
ADTRAN, Inc.	12,605	336	Novatel Wireless, Inc.(Æ)	17,200	45
Agilysys, Inc.(Æ)	3,700	44	NVE Corp.(Æ)	5,900	301
ANADIGICS, Inc.(Æ)	44,800	88	NVIDIA Corp.	17,974	280
Applied Micro Circuits Corp.(Æ)	48,569	627	OpenTable, Inc.(Æ)	5,890	412
Aruba Networks, Inc.(Æ)	23,750	395	PC Connection, Inc.	4,400	66
Aspen Technology, Inc.(Æ)	8,622	298	Pericom Semiconductor Corp.(Æ)	6,700	52
AVG Technologies NV(Æ)	24,083	577	Photronics, Inc.(Æ)	77,235	605
Aviat Networks, Inc.(Æ)	22,900	59	Polycom, Inc.(Æ)	73,345	801
Axcelis Technologies, Inc.(Æ)	1,714	4	Procera Networks, Inc.(Æ)(Ñ)	25,397	393
Bel Fuse, Inc. Class B	2,700	47	PROS Holdings, Inc.(Æ)	25,675	878
Blackbaud, Inc.	22,725	887	Qlik Technologies, Inc.(Æ)	18,040	618
Bottomline Technologies de, Inc.(Æ)	33,275	928	QLogic Corp.(Æ)	26,200	287
Brooks Automation, Inc.	70,700	658	Radisys Corp.(Æ)	7,400	24
Ceva, Inc.(Æ)	20,800	359	RMG Networks Holding Corp.(Æ)	6,100	46
CIBER, Inc.(Æ)	3,343	11	Sapient Corp.(Æ)	3,662	57
Ciena Corp.(Æ)(Ñ)	16,600	415	SciQuest, Inc.(Æ)	36,125	811
Cohu, Inc.(Å)	35,230	384	Seachange International, Inc.(Æ)	18,600	213
Commtouch Software, Ltd.(Æ)(Ñ)	17,100	46	ShoreTel, Inc.(Æ)	26,000	157
Computer Task Group, Inc.	23,251	376	Sigma Designs, Inc.(Æ)	16,200	91
comScore, Inc.(Æ)	3,799	110	Skyworks Solutions, Inc.(Æ)	5,853	145
Comtech Telecommunications Corp.	10,700	260	Smith Micro Software, Inc.(Æ)	2,900	3
CSG Systems International, Inc.	12,700	318	Spansion, Inc. Class A(Æ)	26,200	264
Daktronics, Inc.	1,000	11	Sparton Corp.(Æ)	6,000	153
Diebold, Inc.	26,790	787	SPS Commerce, Inc.(Æ)	17,790	1,190
Digi International, Inc.(Æ)	7,700	77	Stratasys, Ltd.(Æ)	9,350	947
Digital River, Inc.(Æ)	17,700	316	Super Micro Computer, Inc.(Æ)	11,100	150
DSP Group, Inc.(Æ)	8,500	60	Symmetricom, Inc.(Æ)	6,400	31
Echelon Corp.(Æ)	6,300	15	Synchronoss Technologies, Inc.(Æ)	23,896	910
Electro Scientific Industries, Inc.	81,988	960	Take-Two Interactive Software, Inc.(Æ)	9,408	171
Emulex Corp.(Æ)	45,400	352	TeleNav, Inc.(Æ)	11,117	65
Envestnet, Inc.(Æ)	13,810	428	Tellabs, Inc.	122,200	277
Extreme Networks, Inc.(Æ)	60,210	314	Tessco Technologies, Inc.	17,672	596
FleetMatics Group PLC(Æ)	13,925	523	Tessera Technologies, Inc.	43,085	834
FormFactor, Inc.(Æ)	29,100	200	Tyler Technologies, Inc.(Æ)	26,345	2,303
Glu Mobile, Inc.(Æ)(Ñ)	25,299	71	United Online, Inc.	44,000	351
GSI Group, Inc.(Æ)	8,600	82	Unwired Planet, Inc.(Æ)	2,786	5
Harmonic, Inc.(Æ)	55,800	429	Vishay Intertechnology, Inc.(Æ)	72,981	941
Hittite Microwave Corp.(Æ)	11,625	760	Xyratex, Ltd.	31,360	349
Imation Corp.(Æ)	7,500	31			40,981
Imperva, Inc.(Æ)	10,110	425
Inphi Corp.(Æ)	32,420	435	Utilities - 1.3%
Integrated Device Technology, Inc.(Æ)	26,300	248	American States Water Co.	14,600	402
Integrated Silicon Solution, Inc.(Æ)	10,200	111	Artesian Resources Corp. Class A	755	17
Inteliquent, Inc.	17,200	166	Athlon Energy, Inc.(Æ)	1,400	46

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($)		Value
	or Shares		$
Cbeyond, Inc.(Æ)	13,900		89
Consolidated Water Co., Ltd.	5,800		87
El Paso Electric Co.	9,600		321
Northwest Natural Gas Co.	3,630		152
NorthWestern Corp.	2,500		112
Pike Electric Corp.	2,900		33
PNM Resources, Inc.	5,900		134
Portland General Electric Co.	25,165		711
Towerstream Corp.(Æ)(Ñ)	34,022		97
UIL Holdings Corp.	16,150		600
Unitil Corp.	5,775		169
UNS Energy Corp.	1,007		47
			3,017

Total Common Stocks
(cost $173,220)			213,271

Short-Term Investments - 5.3%
Russell U.S. Cash Management Fund	12,038,350	(8)	12,038
Total Short-Term Investments
(cost $12,038)			12,038

Other Securities - 6.1%
Russell U.S. Cash Collateral Fund(×)	13,830,595	(8)	13,831
Total Other Securities
(cost $13,831)			13,831
Total Investments 106.0%
(identified cost $199,089)			239,140

Other Assets and Liabilities,
Net - (6.0%)			(13,468)

Net Assets - 100.0%			225,672

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost		Fair Value
% of Net Assets		Acquisition	Amount ($)		Unit	(000)		(000)
Securities		Date	or Shares		$	$		$
0.2%
Cohu, Inc.		03/05/07	35,230		10.90		384	384
								384
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of			Notional	Expiration		(Depreciation)
		Contracts			Amount	Date		$
Long Positions
Russell 2000 Mini Index Futures (CME)			119	USD	12,750	12/13		88
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								88

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$29,767		$—			$—		$29,767
Consumer Staples	4,009		—			—		4,009
Energy	14,847		—			—		14,847
Financial Services	44,415		—			—		44,415
Health Care	19,853		—			—		19,853
Materials and Processing	17,656		—			—		17,656
Producer Durables	38,726		—			—		38,726
Technology	40,981		—			—		40,981
Utilities	3,017		—			—		3,017
Short-Term Investments	—		12,038			—		12,038
Other Securities	—		13,831			—		13,831
Total Investments	213,271		25,869			—		239,140

Other Financial Instruments
Futures Contracts	88		—			—		88
Total Other Financial Instruments*	$88		$—			$—		$88

* Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2013, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

14 Aggressive Equity Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 93.6%			Canadian Imperial Bank of Commerce(Þ)	822	65
			Canadian National Railway Co.(Æ)(Ñ)(Þ)	22,687	2,300
Australia - 1.0%			Canadian National Railway Co.	1,092	111
Amcor, Ltd. Class A(Æ)	3,666	36	Canadian Pacific Railway, Ltd.	263	32
AMP, Ltd.	7,382	32	Cenovus Energy, Inc.	924	28
Australia & New Zealand Banking			Crescent Point Energy Corp.	847	32
Group, Ltd. - ADR	7,350	211	Enbridge, Inc.	1,859	78
BHP Billiton, Ltd. - ADR	9,517	317	Great-West Lifeco, Inc.(Þ)	782	23
Brambles, Ltd.	4,724	40	Husky Energy, Inc.	900	26
Commonwealth Bank of Australia - ADR	4,527	301	Imperial Oil, Ltd.	800	35
CSL, Ltd.	25,902	1,546	Intact Financial Corp.	400	24
Insurance Australia Group, Ltd.	5,436	30	National Bank of Canada	413	34
National Australia Bank, Ltd. - ADR	6,088	195	Pembina Pipeline Corp.	900	30
Orica, Ltd.	1,109	21	Potash Corp. of Saskatchewan, Inc.	785	25
Origin Energy, Ltd.	1,598	21	Power Corp. of Canada	991	28
QBE Insurance Group, Ltd.	40,311	552	Power Financial Corp.	714	22
Suncorp Group, Ltd.	3,547	43	Rogers Communications, Inc. Class B	1,044	45
Telstra Corp., Ltd.	12,673	59	Royal Bank of Canada - GDR	4,061	260
Wesfarmers, Ltd.	2,950	113	Shaw Communications, Inc. Class B	1,091	25
Westfield Group(ö)	4,663	48	Shoppers Drug Mart Corp.	11,530	664
Westpac Banking Corp.	8,317	254	Suncor Energy, Inc.	2,043	73
Woodside Petroleum, Ltd.	1,846	66	TELUS Corp.	613	20
Woolworths, Ltd.	3,652	119	Tim Hortons, Inc.	451	26
		4,004	Toronto Dominion Bank	2,734	246
			TransCanada Corp.	2,063	91
Austria - 0.5%			Valeant Pharmaceuticals International,
Erste Group Bank AG	61,500	1,944	Inc.(Æ)	10,298	1,074
					7,273
Belgium - 0.4%
Anheuser-Busch InBev NV	9,796	975	Cayman Islands - 0.8%
KBC Groep NV(Æ)	15,198	747	Dongyue Group	1,349,400	656
		1,722	MGM China Holdings, Ltd.	239,200	794
			Tencent Holdings, Ltd.	30,600	1,605

Bermuda - 1.3%					3,055

Jardine Matheson Holdings, Ltd.	400	22	Czech Republic - 0.1%
Jardine Strategic Holdings, Ltd.	500	17
Li & Fung, Ltd.	968,000	1,408	Komercni Banka AS	1,537	342
PartnerRe, Ltd. - ADR	10,075	922
RenaissanceRe Holdings, Ltd.	10,425	944	Denmark - 1.8%
Seadrill, Ltd.(Ñ)	19,500	878	AP Moeller - Maersk A/S Class B	3	28
Yue Yuen Industrial Holdings, Ltd.	317,300	886	Coloplast A/S Class B	19,411	1,105
		5,077	Danske Bank A/S(Æ)	134,876	2,904
			Novo Nordisk A/S Class B	6,793	1,153
Brazil - 0.9%			Novozymes A/S Class B	636	24
BM&FBovespa SA	77,000	430	TDC A/S	214,700	1,817
Brookfield Incorporacoes SA(Æ)	413,200	300			7,031
Embraer SA - ADR	53,300	1,731
Itau Unibanco Holding SA - ADR	67,060	947	Finland - 0.4%
Tim Participacoes SA - ADR(Ñ)	5,047	119	Kone OYJ Class B	510	46
		3,527	Sampo Class A	31,412	1,349
					1,395
Canada - 1.8%
Alimentation Couche Tard, Inc. Class B	346	22	France - 10.0%
Bank of Montreal(Ñ)	1,788	119	Air Liquide SA Class A	16,087	2,241
Bank of Nova Scotia	3,551	203	BNP Paribas SA	37,183	2,515
BCE, Inc.	1,100	47	Capital Gemini SA	40,075	2,384
Brookfield Asset Management, Inc.			Casino Guichard Perrachon SA(Æ)	4,000	412
Class A	39,166	1,465	Credit Agricole SA(Æ)	91,485	1,009

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Danone SA	30,108	2,267	Power Assets Holdings, Ltd.	4,000	36
Dassault Systemes SA	15,557	2,076	Swire Pacific, Ltd. Class A	2,000	24
Essilor International SA	609	65			4,725
GDF Suez	67,811	1,703
Lagardere SCA	24,731	803	India - 0.8%
Legrand SA - ADR	25,167	1,397
L'Oreal SA	685	118	Housing Development Finance Corp.	54,879	670
LVMH Moet Hennessy Louis Vuitton			ICICI Bank, Ltd. - ADR	19,077	581
SA - ADR	12,204	2,403	Reliance Industries, Ltd.	43,070	566
Natixis	95,058	455	Tata Motors, Ltd. - ADR	56,219	1,497
Pernod Ricard SA	17,885	2,221			3,314
Publicis Groupe SA - ADR	29,391	2,339
Rallye SA	39,785	1,453	Indonesia - 0.3%
Sanofi - ADR	42,132	4,274	Bank Rakyat Indonesia Persero Tbk PT	1,268,000	794
Schneider Electric SA	55,114	4,661	Telekomunikasi Indonesia Persero Tbk
Sodexo	278	26	PT	1,569,700	285
Technip SA	10,837	1,272			1,079
Total SA(Ñ)	57,120	3,315

Vinci SA	557	32	Ireland - 1.0%
Vivendi SA - ADR	2,828	65
		39,506	CRH PLC	82,300	1,969
			DCC PLC	24,200	990
			Kerry Group PLC Class A	442	27
Germany - 7.2%			Ryanair Holdings PLC - ADR(Æ)	21,810	1,085
Adidas AG	609	66			4,071
BASF SE	1,285	123

Bayer AG	33,533	3,954	Israel - 0.7%
Bayerische Motoren Werke AG	16,970	1,824
Beiersdorf AG(Æ)	16,644	1,478	Check Point Software Technologies, Ltd.
Brenntag AG	5,812	968	(Æ)(Ñ)	30,787	1,742
Continental AG	9,200	1,560	Teva Pharmaceutical Industries, Ltd.
Daimler AG	33,900	2,643	- ADR	23,400	884
Deutsche Boerse AG	49,608	3,732	Teva Pharmaceutical Industries, Ltd.	2,183	82
Deutsche Post AG	939	31			2,708
E.ON SE	50,675	902
Fresenius Medical Care AG & Co.			Italy - 1.9%
KGaA	626	41	Enel SpA	242,625	930
Fresenius SE & Co. KGaA	382	47	ENI SpA - ADR(Ñ)	157,907	3,620
Henkel AG & Co. KGaA	6,731	596	Luxottica Group SpA	432	23
Linde AG	12,923	2,559	Saipem SpA - ADR	24,515	533
Merck KGaA	10,143	1,583	Snam Rete Gas SpA	314,612	1,594
Muenchener Rueckversicherungs AG	527	103	Telecom Italia SpA	1,108,100	914
OSRAM Licht AG(Æ)	275	13			7,614
Rational AG	1,207	360
SAP AG - ADR	24,953	1,845
Siemens AG	17,843	2,150	Japan - 13.2%
Volkswagen AG	8,341	1,892	Amada Co., Ltd.	257,700	2,316
		28,470	Asahi Group Holdings, Ltd.	1,000	26
			Asahi Kasei Corp.	3,000	23

Hong Kong - 1.2%			Astellas Pharma, Inc.	15,300	778
			Canon, Inc.	71,600	2,280
AIA Group, Ltd.	745,600	3,505	Dai-ichi Life Insurance Co., Ltd. (The)	85,000	1,211
Cheung Kong Holdings, Ltd.	2,000	30	Daikin Industries, Ltd.	24,300	1,288
China Unicom Hong Kong, Ltd.	500,000	780	Denso Corp.	75,900	3,537
CLP Holdings, Ltd.	5,500	45	East Japan Railway Co.	600	52
Guangdong Investment, Ltd.	187,400	161	Eisai Co., Ltd.	700	28
Hang Seng Bank, Ltd.	2,200	36	FANUC Corp.	7,700	1,269
Hong Kong & China Gas Co., Ltd.	17,600	42	Fast Retailing Co., Ltd.	100	37
Hong Kong Exchanges and Clearing,			Fuji Heavy Industries, Ltd.	57,000	1,571
Ltd.	2,000	32	Honda Motor Co., Ltd.	120,500	4,580
Link REIT (The)(ö)	7,000	34	Hoya Corp.	56,800	1,340

See accompanying notes which are an integral part of this quarterly report.

16 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Inpex Corp.	102,400	1,206	Koninklijke Philips NV	57,671	1,859
ITOCHU Corp.	163,800	2,003	Randstad Holding NV(Æ)	44,151	2,488
Japan Tobacco, Inc.	900	32	Reed Elsevier NV(Æ)	77,077	1,550
Kao Corp.	1,500	47	STMicroelectronics NV Class Y	196,775	1,815
KDDI Corp.	49,600	2,544	Unilever NV	17,662	687
Keyence Corp.	3,900	1,478			26,070
Kyocera Corp.	15,400	816
Lawson, Inc.	26,200	2,050	Norway - 1.8%
Mabuchi Motor Co., Ltd.	33,200	1,746
Mitsubishi UFJ Financial Group, Inc.	156,700	1,000	DNB ASA	143,100	2,173
MS&AD Insurance Group Holdings	17,700	461	Marine Harvest ASA(Ñ)	2,015,000	2,151
Nippon Telegraph & Telephone Corp.	1,300	67	Orkla ASA	164,200	1,196
NKSJ Holdings, Inc.	50,200	1,287	Statoil ASA Class N	3,055	69
NTT DOCOMO, Inc.	32,100	519	TE Connectivity, Ltd.	38,199	873
ORIX Corp.	123,500	2,004	TGS Nopec Geophysical Co. ASA - ADR	21,481	632
Otsuka Holdings Co., Ltd.	1,000	29			7,094
Secom Co., Ltd.	24,400	1,524
Seven & I Holdings Co., Ltd.	2,100	76	Russia - 1.0%
Shin-Etsu Chemical Co., Ltd.	69,500	4,242	Gazprom OAO - ADR(Æ)	222,815	1,964
SMC Corp.	200	47	Rosneft Oil Co. - GDR	191,400	1,550
Sumitomo Corp.	132,200	1,778	Sberbank of Russia - ADR	37,465	451
Sumitomo Mitsui Financial Group, Inc.	67,700	3,268	Sberbank of Russia - ADR(Æ)	492	6
Takeda Pharmaceutical Co., Ltd.	2,100	99			3,971
THK Co., Ltd.	57,800	1,278

Tokyo Gas Co., Ltd.	6,000	33	Singapore - 1.5%
Toyota Motor Corp.	7,300	466
Yahoo! Japan Corp.	291,100	1,650	DBS Group Holdings, Ltd.	96,000	1,256
Yokogawa Electric Corp.	21,500	306	Jardine Cycle & Carriage, Ltd.	75,500	2,297
		52,392	Keppel Corp., Ltd. - ADR	4,000	33
			Keppel REIT(ö)	320	—
			Oversea-Chinese Banking Corp., Ltd.	3,000	25
Jersey - 1.5%			Singapore Telecommunications, Ltd.	167,000	497
Delphi Automotive PLC	18,666	1,090	United Overseas Bank, Ltd.	120,100	1,978
Experian PLC	42,139	803			6,086
WPP PLC	194,878	4,007

		5,900	South Africa - 0.7%
			Aspen Pharmacare Holdings, Ltd.(Æ)	28,040	734
Kenya - 0.1%			Bidvest Group, Ltd.(Æ)	37,165	932
Safaricom, Ltd.	4,033,700	397	Discovery Holdings, Ltd.	132,149	1,067
					2,733
Luxembourg - 0.1%
ArcelorMittal	32,573	448	South Korea - 1.3%
SES SA	885	25	Hana Financial Group, Inc.	30,965	1,062
Tenaris SA	1,157	27	Hankook Tire Co., Ltd.	9,000	514
		500	Samsung Electronics Co., Ltd.	1,523	1,937
			Shinhan Financial Group Co., Ltd.	35,871	1,457
Mexico - 0.2%					4,970
Fomento Economico Mexicano SAB de
CV - ADR	10,054	976	Spain - 1.7%
			Amadeus IT Holding SA Class A	52,070	1,846
Netherlands - 6.6%			Banco Santander SA - ADR	334,703	2,729
Aegon NV	503,414	3,725	Inditex SA	10,483	1,615
Akzo Nobel NV(Ñ)	53,808	3,536	Indra Sistemas SA	48,650	730
ASML Holding NV Class G	455	45			6,920
Delta Lloyd NV	102,000	2,171
Heineken NV	31,811	2,254	Sweden - 0.4%
ING Groep NV(Æ)	519,253	5,866	Assa Abloy AB Class B	1,058	49
Koninklijke Ahold NV	2,937	51	Atlas Copco AB Class A	2,208	65
Koninklijke DSM NV(Æ)	309	23	Atlas Copco AB Class B	1,059	28

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hennes & Mauritz AB Class B	28,730	1,247	BG Group PLC	139,487	2,665
Svenska Cellulosa AB SCA Class B	1,477	37	BHP Billiton PLC	4,500	133
Svenska Handelsbanken AB Class A	647	28	BP PLC	625,724	4,387
Telefonaktiebolaget LM Ericsson Class B	8,699	116	BP PLC - ADR	6,500	273
TeliaSonera AB	6,712	51	British American Tobacco PLC	5,688	302
		1,621	British Land Co. PLC(ö)	2,333	22
			British Sky Broadcasting Group PLC	2,723	38
Switzerland - 10.3%			Capita PLC	1,986	32
			Carillion PLC	158,375	802
ABB, Ltd.(Æ)	63,981	1,514	Centrica PLC	15,075	90
ABB, Ltd. - ADR(Æ)	26,100	616	Compass Group PLC	307,678	4,234
ACE, Ltd.	9,950	931	Dairy Crest Group PLC	169,209	1,248
Cie Financiere Richemont SA	17,868	1,790	Diageo PLC	101,171	3,218
Credit Suisse Group AG(Æ)	135,137	4,127	DS Smith PLC Class F	460,450	2,147
GAM Holding AG(Æ)	25,726	465	GlaxoSmithKline PLC - ADR	67,199	1,694
Geberit AG(Æ)	4,449	1,202	Hays PLC	281,088	539
Givaudan SA(Æ)	25	37	HSBC Holdings PLC	585,971	6,356
Helvetia Holding AG	900	399	IMI PLC - ADR	39,801	938
Julius Baer Group, Ltd.(Æ)	28,573	1,333	Imperial Tobacco Group PLC	126,128	4,671
Kuehne & Nagel International AG	4,708	617	InterContinental Hotels Group PLC
Lonza Group AG(Æ)	16,900	1,383	- ADR	40,943	1,194
Nestle SA	69,852	4,884	Intertek Group PLC	488	26
Novartis AG	72,390	5,564	J Sainsbury PLC	4,248	27
Partners Group Holding AG	4,757	1,166	John Wood Group PLC	19,686	256
Roche Holding AG	22,180	5,982	Johnson Matthey PLC	28,186	1,281
SGS SA	16	38	Kingfisher PLC	6,249	39
Sonova Holding AG(Æ)	6,010	747	Marks & Spencer Group PLC	4,325	35
Swatch Group AG (The) Class B	77	50	Meggitt PLC	140,340	1,247
Swiss Life Holding AG(Æ)	6,800	1,287	National Grid PLC	194,343	2,298
Swiss Re AG(Æ)	11,077	916	Next PLC	459	38
Swisscom AG	68	33	Pearson PLC	2,479	50
Syngenta AG	273	112	Reckitt Benckiser Group PLC	23,392	1,711
TE Connectivity, Ltd.	8,700	450	Reed Elsevier PLC	3,423	46
Tyco International, Ltd.	843	29	Rio Tinto PLC(Æ)	33,942	1,661
UBS AG(Æ)	177,580	3,632	Rolls-Royce Holdings PLC(Æ)	53,097	956
Zurich Insurance Group AG(Æ)	5,594	1,441	Royal Bank of Scotland Group PLC(Æ)	203,924	1,188
		40,745	Royal Dutch Shell PLC Class A(Ñ)	152,605	5,034
			Royal Dutch Shell PLC Class B	7,597	263
Taiwan - 1.4%			SABMiller PLC - ADR	2,772	141
Hon Hai Precision Industry Co., Ltd.	951,924	2,444	Sage Group PLC (The)	183,829	981
Hon Hai Precision Industry Co., Ltd.			Scottish & Southern Energy PLC	1,711	41
- GDR	30,208	155	Shire PLC - ADR(Æ)	1,604	64
Taiwan Semiconductor Manufacturing			Smith & Nephew PLC	114,908	1,434
Co., Ltd. - ADR	90,528	1,535	Smiths Group PLC	54,821	1,242
Teco Electric and Machinery Co., Ltd.	1,394,300	1,476	St. James's Place PLC	104,191	1,037
		5,610	Standard Chartered PLC	91,684	2,198
			Tesco PLC	22,125	129

Turkey - 0.2%			Travis Perkins PLC	96,175	2,570
			Tullow Oil PLC	53,219	882
Turkiye Halk Bankasi AS	84,077	616	Unilever PLC	3,837	152
			Vodafone Group PLC - ADR(Æ)	886,335	3,100
United Kingdom - 19.0%			Whitbread PLC	528	25
Anglo American PLC	45,674	1,122	WM Morrison Supermarkets PLC	7,061	33
ARM Holdings PLC	51,328	819			75,416
Associated British Foods PLC	1,094	33
AstraZeneca PLC - ADR(Æ)	3,717	193	United States - 0.5%
Aviva PLC	145,971	938	News Corp.(Æ)	23,310	383
Babcock International Group PLC	53,312	1,032	Philip Morris International, Inc.	9,900	857
BAE Systems PLC	104,555	769
Barclays PLC	996,003	4,281
Berkeley Group Holdings PLC	31,638	1,061

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Yum! Brands, Inc.	12,332		881
			2,121

Total Common Stocks
(cost $303,031)			370,995
Preferred Stocks - 0.2%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais
SA(Æ)	171,175		812

Germany - 0.0%
Henkel AG & Co. KGaA	494		51

Total Preferred Stocks
(cost $743)			863
Warrants & Rights - 0.1%
United Kingdom - 0.1%
Barclays PLC(Æ)
2013 Rights	186,084		243
Total Warrants & Rights
(cost $0)			243
Short-Term Investments - 4.6%
United States - 4.6%
Russell U.S. Cash Management Fund	18,283,379	(8)	18,283
Total Short-Term Investments
(cost $18,283)			18,283
Other Securities - 3.5%
Russell U.S. Cash Collateral Fund(×)	13,750,424	(8)	13,750
Total Other Securities
(cost $13,750)			13,750
Total Investments 102.0%
(identified cost $335,807)			404,134

Other Assets and Liabilities,
Net - (2.0%)			(7,757)

Net Assets - 100.0%			396,377

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures (France)		45	EUR	1,866	10/13	(2)
DAX Index Futures (Germany)		8	EUR	1,718	12/13	(6)
EURO STOXX 50 Index Futures (EMU)		230	EUR	6,622	12/13	15
FTSE 100 Index Futures (United Kingdom)		39	GBP	2,508	12/13	(91)
Hang Seng Index Futures (Hong Kong)		5	HKD	5,721	10/13	(7)
NIKKEI 225 (YEN) Index Futures (CME)		163	JPY	1,184,603	12/13	219
S&P TSE 60 Index Futures (Canada)		14	CAD	2,045	12/13	(1)
SPI 200 Index Futures (Australia)		13	AUD	1,697	12/13	(9)
TOPIX Index Futures (Japan)		35	JPY	418,775	12/13	14
Short Positions
MSCI Emerging Markets Mini Index Futures		316	USD	15,527	12/13	335
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						467

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of Montreal	USD	3,116	EUR	2,335	12/18/13	43
Brown Brothers Harriman	GBP	20	USD	31	10/01/13	—
Brown Brothers Harriman	GBP	27	USD	43	10/01/13	—
Brown Brothers Harriman	GBP	59	USD	95	10/01/13	(2)
Citibank	USD	114	CHF	103	10/03/13	—
Commonwealth Bank of Australia	USD	1,388	AUD	1,563	12/18/13	63
Commonwealth Bank of Australia	USD	3,116	EUR	2,335	12/18/13	43
Commonwealth Bank of Australia	USD	3,163	JPY	308,890	12/18/13	(19)
Deutsche Bank	USD	362	HKD	2,810	12/18/13	—
Royal Bank of Canada	USD	1,793	CAD	1,885	12/18/13	34
Royal Bank of Canada	USD	3,116	EUR	2,335	12/18/13	43
Standard Chartered	USD	3,116	EUR	2,335	12/18/13	43
Standard Chartered	USD	3,532	GBP	2,275	12/18/13	150
Standard Chartered	USD	362	HKD	2,810	12/18/13	—
State Street	USD	328	AUD	350	12/18/13	(3)
State Street	USD	436	CAD	450	12/18/13	—
State Street	USD	38	CHF	35	10/01/13	—
State Street	USD	96	CHF	87	10/02/13	—
State Street	USD	15	CHF	14	10/03/13	—
State Street	USD	—	DKK	—	10/03/13	—
State Street	USD	569	EUR	420	10/02/13	—
State Street	USD	2	EUR	1	10/03/13	—
State Street	USD	529	EUR	400	12/18/13	13
State Street	USD	1,760	EUR	1,300	12/18/13	(1)
State Street	USD	231	GBP	143	10/02/13	—
State Street	USD	323	GBP	201	10/02/13	3
State Street	USD	801	GBP	500	12/18/13	8
State Street	USD	31	HKD	241	10/02/13	—
State Street	USD	39	HKD	301	10/02/13	—
State Street	USD	35	HKD	275	10/03/13	—
State Street	USD	55	HKD	424	10/03/13	—
State Street	USD	129	HKD	1,000	12/18/13	—
State Street	USD	102	JPY	10,042	10/02/13	—
State Street	USD	5	JPY	500	10/03/13	—
State Street	USD	197	JPY	19,245	10/03/13	(1)
State Street	USD	82	KRW	87,672	10/01/13	—

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	432	NOK	2,590	10/01/13	(2)
State Street	USD	2	SEK	16	10/03/13	—
State Street	AUD	4	USD	4	10/03/13	—
State Street	AUD	100	USD	92	12/18/13	(1)
State Street	AUD	150	USD	136	12/18/13	(3)
State Street	BRL	11	USD	5	10/01/13	—
State Street	BRL	12	USD	5	10/02/13	—
State Street	CAD	110	USD	104	12/18/13	(2)
State Street	CAD	150	USD	145	12/18/13	(1)
State Street	CHF	19	USD	21	10/02/13	—
State Street	CHF	22	USD	25	10/02/13	—
State Street	CHF	33	USD	36	10/02/13	—
State Street	CHF	72	USD	80	10/02/13	—
State Street	DKK	158	USD	29	10/02/13	—
State Street	DKK	169	USD	31	10/02/13	—
State Street	EUR	57	USD	77	10/01/13	—
State Street	EUR	139	USD	189	10/01/13	—
State Street	EUR	9	USD	13	10/02/13	—
State Street	EUR	45	USD	61	10/02/13	—
State Street	EUR	54	USD	72	10/02/13	—
State Street	EUR	55	USD	74	10/02/13	—
State Street	EUR	55	USD	74	10/02/13	—
State Street	EUR	56	USD	76	10/02/13	—
State Street	EUR	83	USD	113	10/02/13	—
State Street	EUR	300	USD	399	12/18/13	(7)
State Street	EUR	400	USD	533	12/18/13	(9)
State Street	EUR	570	USD	748	12/18/13	(24)
State Street	GBP	10	USD	17	10/02/13	—
State Street	GBP	11	USD	18	10/02/13	—
State Street	GBP	11	USD	18	10/02/13	—
State Street	GBP	21	USD	34	10/02/13	—
State Street	GBP	41	USD	65	10/02/13	—
State Street	GBP	74	USD	120	10/02/13	—
State Street	GBP	12	USD	19	10/03/13	—
State Street	GBP	140	USD	222	12/18/13	(4)
State Street	GBP	170	USD	265	12/18/13	(10)
State Street	HKD	83	USD	11	10/02/13	—
State Street	HKD	110	USD	14	10/02/13	—
State Street	HKD	16	USD	2	10/03/13	—
State Street	HKD	800	USD	103	12/18/13	—
State Street	IDR	55,538	USD	5	10/02/13	—
State Street	ILS	2	USD	1	10/03/13	—
State Street	JPY	578	USD	6	10/02/13	—
State Street	JPY	2,532	USD	26	10/02/13	—
State Street	JPY	2,605	USD	27	10/02/13	—
State Street	JPY	2,742	USD	28	10/02/13	—
State Street	JPY	3,274	USD	33	10/02/13	—
State Street	JPY	3,580	USD	36	10/02/13	—
State Street	NOK	119	USD	20	10/02/13	—
State Street	NOK	215	USD	36	10/02/13	—
State Street	NOK	224	USD	37	10/02/13	—
State Street	SGD	37	USD	30	10/02/13	—
State Street	SGD	43	USD	34	10/02/13	—
State Street	SGD	1	USD	—	10/03/13	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						354

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$4,004		$—		$—		$4,004
Austria	1,944		—		—		1,944
Belgium	1,722		—		—		1,722
Bermuda	5,077		—		—		5,077
Brazil	3,527		—		—		3,527
Canada	7,273		—		—		7,273
Cayman Islands	3,055		—		—		3,055
Czech Republic	342		—		—		342
Denmark	7,031		—		—		7,031
Finland	1,395		—		—		1,395
France	39,506		—		—		39,506
Germany	28,470		—		—		28,470
Hong Kong	4,725		—		—		4,725
India	3,314		—		—		3,314
Indonesia	1,079		—		—		1,079
Ireland	4,071		—		—		4,071
Israel	2,708		—		—		2,708
Italy	7,614		—		—		7,614
Japan	52,392		—		—		52,392
Jersey	5,900		—		—		5,900
Kenya	397		—		—		397
Luxembourg	500		—		—		500
Mexico	976		—		—		976
Netherlands	26,070		—		—		26,070
Norway	7,094		—		—		7,094
Russia	3,971		—		—		3,971
Singapore	6,086		—		—		6,086
South Africa	2,733		—		—		2,733
South Korea	4,970		—		—		4,970
Spain	6,920		—		—		6,920
Sweden	1,621		—		—		1,621
Switzerland	40,745		—		—		40,745
Taiwan	5,610		—		—		5,610
Turkey	616		—		—		616
United Kingdom	75,416		—		—		75,416
United States	2,121		—		—		2,121
Preferred Stocks	863		—		—		863
Warrants & Rights	243		—		—		243
Short-Term Investments	—		18,283		—		18,283
Other Securities	—		13,750		—		13,750
Total Investments	372,101		32,033		—		404,134

Other Financial Instruments
Futures Contracts	467		—		—		467
Foreign Currency Exchange Contracts	(3)		357		—		354
Total Other Financial Instruments*	$464		$357		$—		$821

* Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2013, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

22 Non-U.S. Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Long-Term Investments - 78.2%					Citigroup Mortgage Loan Trust, Inc.
					Series 2007-WFH1 Class A3
Asset-Backed Securities - 6.5%					0.329% due 01/25/37 (Ê)	1,081	1,053
Access Group, Inc.					Series 2007-WFH1 Class A4
Series 2008-1 Class A					0.379% due 01/25/37 (Ê)	934	750
1.566% due 10/27/25 (Ê)		493		496
					Conseco Financial Corp.
ACE Securities Corp.					Series 1999-2 Class A5
Series 2005-SD3 Class A					6.680% due 12/01/30	242	243
0.579% due 08/25/45 (Ê)		14		14
					Countrywide Asset-Backed Certificates
Ally Auto Receivables Trust					Series 2006-3 Class 2A2
Series 2010-1 Class A4					0.359% due 06/25/36 (Ê)	117	111
2.300% due 12/15/14		46		46
					Series 2007-4 Class A2
Ally Master Owner Trust					5.530% due 04/25/47	237	219
Series 2012-1 Class A2
1.440% due 02/15/17		445		449	DT Auto Owner Trust
					Series 2012-2A Class A
Series 2013-1 Class A2					0.910% due 11/16/15 (Þ)	308	308
1.000% due 02/15/18		835		832
					Series 2013-1A Class A
Alm Loan Funding					0.750% due 05/16/16 (Þ)	599	599
Series 2012-7A Class A1
1.686% due 10/19/24 (Ê)(Þ)		450		451	Series 2013-2A Class A
AmeriCredit Automobile Receivables					0.810% due 09/15/16 (Þ)	1,005	1,005
Trust					Educational Funding of the South, Inc.
Series 2010-4 Class B					Series 2011-1 Class A2
1.990% due 10/08/15		132		132	0.916% due 04/25/35 (Ê)	450	448
Series 2011-3 Class B					EFS Volunteer LLC
2.280% due 06/08/16		450		454	Series 2010-1 Class A2
Series 2012-2 Class A2					1.116% due 10/25/35 (Ê)(Þ)	500	491
0.760% due 10/08/15		488		488	Enterprise Fleet Financing LLC
					Series 2011-3 Class A2
Series 2012-4 Class A2					1.620% due 05/20/17 (Þ)	443	445
0.490% due 04/08/16		369		369
					Exeter Automobile Receivables Trust
Asset Backed Securities Corp. Home					Series 2013-1A Class A
Equity					1.290% due 10/16/17 (Þ)	266	265
Series 2005-HE5 Class M3
0.659% due 06/25/35 (Ê)	1,050			888	Fannie Mae Grantor Trust
					Series 2003-T4 Class 2A5
Series 2006-HE5 Class A5					5.407% due 09/26/33	48	49
0.419% due 07/25/36 (Ê)	1,200			914
					Federal Home Loan Mortgage Corp.
Bayview Financial Acquisition Trust					Structured Pass Through Securities
Series 2006-A Class 1A3					Series 2000-30 Class A5
5.865% due 02/28/41		190		200	7.884% due 12/25/30	33	34
Brazos Higher Education Authority					Ford Credit Auto Lease Trust
Series 2010-1 Class A2					Series 2011-B Class A4
1.462% due 02/25/35 (Ê)		500		496	1.420% due 01/15/15	220	221
Series 2011-2 Class A3					Series 2012-A Class A3
1.266% due 10/27/36 (Ê)		410		400	0.850% due 01/15/15	1,618	1,622
CCG Receivables Trust					Green Tree
Series 2013-1 Class A2					Series 2008-MH1 Class A2
1.050% due 08/14/20 (Þ)		355		355	8.970% due 04/25/38 (Þ)	772	844
CFC LLC					Halcyon Structured Asset Management
Series 2013-1A Class A					CLO I, Ltd.
1.650% due 07/17/17 (Þ)		328		327	Series 2006-1A Class A2
Chesapeake Funding LLC					0.453% due 05/21/18 (Ê)(Þ)	29	29
Series 2012-1A Class A					Honda Auto Receivables Owner Trust
0.932% due 11/07/23 (Ê)(Þ)		798		801	Series 2010-3 Class A4
CIT Education Loan Trust					0.940% due 12/21/16	1,026	1,027
Series 2007-1 Class A					Series 2011-3 Class A3
0.341% due 03/25/42 (Ê)(Þ)		439		401	0.880% due 09/21/15	960	962

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 23

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HSBC Home Equity Loan Trust			NOB Hill CLO, Ltd.
Series 2005-1 Class A			Series 2006-1A Class A1
0.470% due 01/20/34 (Ê)	107	105	0.514% due 08/15/18 (Ê)(Þ)	455	450
Hyundai Auto Receivables Trust			OHA Credit Partners VII, Ltd.
Series 2011-B Class A3			Series 2012-7A Class A
1.040% due 09/15/15	71	71	1.684% due 11/20/23 (Ê)(Þ)	450	451
Series 2012-B Class A2			Pacifica CDO V Corp.
0.540% due 01/15/15	303	303	Series 2006-5A Class A1
JPMorgan Mortgage Acquisition Corp.			0.524% due 01/26/20 (Ê)(Þ)	202	200
Series 2007-HE1 Class AF6			Popular ABS Mortgage Pass-Through
4.671% due 03/25/47	1,800	1,393	Trust
Lafayette CLO, Ltd.			Series 2005-6 Class A3
Series 2012-1A Class A			4.692% due 01/25/36	87	76
1.659% due 09/06/22 (Ê)(Þ)	128	128	Series 2006-C Class A4
Landmark VII CDO, Ltd.			0.429% due 07/25/36 (Ê)	1,380	1,103
Series 2006-7A Class A1L			Series 2006-D Class A3
0.543% due 07/15/18 (Ê)(Þ)	231	229	0.439% due 11/25/46 (Ê)	1,500	1,084
Lehman XS Trust			Porsche Financial Auto Securities
Series 2006-9 Class A1B			Series 2011-1 Class A3
0.344% due 05/25/46 (Ê)	155	120	0.840% due 01/16/15 (Þ)	54	54
Series 2006-13 Class 1A2			Prestige Auto Receivables Trust
0.354% due 09/25/36 (Ê)	147	114	Series 2013-1A Class A2
Series 2006-19 Class A2			1.090% due 02/15/18 (Þ)	322	322
0.349% due 12/25/36 (Ê)	150	115	RAMP Trust
Long Beach Mortgage Loan Trust			Series 2003-RS9 Class AI6A
Series 2004-4 Class 1A1			6.110% due 10/25/33	339	339
0.739% due 10/25/34 (Ê)	5	4	Series 2003-RS11 Class AI6A
Series 2004-4 Class M1			5.980% due 12/25/33	110	109
1.079% due 10/25/34 (Ê)	1,200	1,104	RASC Trust
Merrill Lynch First Franklin Mortgage			Series 2003-KS4 Class AIIB
Loan Trust			0.759% due 06/25/33 (Ê)	26	20
Series 2007-1 Class A2B			Red River CLO, Ltd.
0.349% due 04/25/37 (Ê)	119	64	Series 2006-1A Class A
Series 2007-4 Class 2A2			0.535% due 07/27/18 (Ê)(Þ)	475	465
0.299% due 07/25/37 (Ê)	849	458	Renaissance Home Equity Loan Trust
Montana Higher Education Student			Series 2005-2 Class AF4
Assistance Corp.			4.934% due 08/25/35	85	81
Series 2012-1 Class A3			Series 2006-1 Class AF6
1.230% due 07/20/43 (Ê)	650	631	5.746% due 05/25/36	151	110
Morgan Stanley ABS Capital I, Inc. Trust			Series 2007-1 Class AF2
Series 2007-HE5 Class A2C			5.512% due 04/25/37	412	220
0.429% due 03/25/37 (Ê)	768	347	Series 2007-2 Class AF2
Series 2007-HE5 Class A2D			5.675% due 06/25/37	124	66
0.519% due 03/25/37 (Ê)	768	352	Santander Drive Auto Receivables Trust
Morgan Stanley Capital I, Inc.			Series 2010-A Class A3
Series 2006-HE1 Class A4			1.830% due 11/17/14 (Þ)	353	354
0.469% due 01/25/36 (Ê)	1,950	1,439	Series 2011-2 Class B
Motor PLC			2.660% due 01/15/16	180	181
Series 2012-12A Class A1C			Series 2012-1 Class B
1.286% due 02/25/20 (Þ)	315	315	2.720% due 05/16/16	340	345
Neptune Finance CCS, Ltd.			Series 2012-2 Class A2
Series 2008-1A Class A			0.910% due 05/15/15	242	242
0.881% due 04/20/20 (Ê)(Þ)	444	442	Series 2012-2 Class B
Nissan Auto Receivables Owner Trust			2.090% due 08/15/16	430	434
Series 2011-A Class A3
1.180% due 02/16/15	103	103

See accompanying notes which are an integral part of this quarterly report.

24 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-1 Class B			Westlake Automobile Receivables Trust
1.160% due 01/15/19	230	230	Series 2013-1A Class A1
Series 2013-2 Class B			0.550% due 10/15/14 (Þ)	1,735	1,736
1.330% due 03/15/18	360	357			47,494
Series 2013-3 Class B			Corporate Bonds and Notes - 12.0%
1.190% due 05/15/18	595	587	AbbVie, Inc.
SLM Private Education Loan Trust			1.027% due 11/06/15 (Ê)	400	404
Series 2010-A Class 2A			1.750% due 11/06/17	355	352
3.432% due 05/16/44 (Ê)(Þ)	963	1,013	AIG Life Holdings, Inc.
Series 2013-B Class A2A			8.125% due 03/15/46 (Þ)	205	238
1.850% due 06/17/30 (Þ)	1,250	1,208	Ally Financial, Inc.
SLM Student Loan Trust			4.625% due 06/26/15	400	413
Series 2003-11 Class A6			Alterra USA Holdings, Ltd.
0.544% due 12/15/25 (Ê)(Þ)	350	349	7.200% due 04/14/17 (Þ)	155	160
Series 2005-5 Class A2			Altria Group, Inc.
0.346% due 10/25/21 (Ê)	91	91	2.850% due 08/09/22	355	325
Series 2006-2 Class A6			10.200% due 02/06/39	230	351
0.436% due 01/25/41 (Ê)	570	495	Amazon.com, Inc.
Series 2006-8 Class A6			1.200% due 11/29/17	295	288
0.426% due 01/25/41 (Ê)	570	495	American Airlines Class A Pass Through
Series 2008-4 Class A4			Trust
1.916% due 07/25/22 (Ê)	1,400	1,462	4.950% due 01/15/23 (Þ)	475	477
Series 2008-7 Class A2			Series 2013-1
0.766% due 10/25/17 (Ê)	1,425	1,427	4.000% due 07/15/25 (Þ)	450	422
Series 2012-7 Class A3			American International Group, Inc.
0.829% due 05/26/26 (Ê)	475	473	4.875% due 09/15/16	440	482
Series 2013-4 Class A			8.175% due 05/15/58	545	638
0.734% due 06/25/27 (Ê)	462	462	American Tower Corp.
Small Business Administration			7.000% due 10/15/17	235	271
Participation Certificates			4.700% due 03/15/22	175	170
Series 2005-20G Class 1
4.750% due 07/01/25	379	405	Ameriprise Financial, Inc.
			7.518% due 06/01/66	210	230
Series 2013-20G Class 1			AmerisourceBergen Corp.
3.150% due 07/01/33	175	173	5.875% due 09/15/15	155	170
SMART Trust			Anadarko Petroleum Corp.
Series 2011-1USA Class A3A			6.375% due 09/15/17	200	232
1.770% due 10/14/14 (Þ)	102	103
Series 2011-2USA Class A4A			6.450% due 09/15/36	460	528
2.310% due 04/14/17 (Þ)	770	784	Anheuser-Busch InBev Worldwide, Inc.
			7.750% due 01/15/19	345	434
Series 2012-1USA Class A4A
2.010% due 12/14/17 (Þ)	310	314	Arch Coal, Inc.
			8.750% due 08/01/16	70	70
Series 2013-1US Class A4A
1.050% due 10/14/18	305	302	7.000% due 06/15/19	350	271
Soundview Home Equity Loan Trust			Ashland, Inc.
Series 2005-1 Class M2			4.750% due 08/15/22	590	553
0.929% due 04/25/35 (Ê)	751	740	6.875% due 05/15/43	145	139
Series 2005-OPT3 Class A4			AT&T Corp.
0.479% due 11/25/35 (Ê)	245	241	8.000% due 11/15/31	175	239
Toyota Auto Receivables Owner Trust			AT&T, Inc.
Series 2011-A Class A3			2.625% due 12/01/22	700	627
0.980% due 10/15/14	29	29	Bank of America Corp.
Washington Mutual Asset-Backed			4.500% due 04/01/15	400	420
Certificates			4.750% due 08/01/15	320	340
Series 2006-HE2 Class A3			5.625% due 10/14/16	200	223
0.329% due 05/25/36 (Ê)	471	237	6.000% due 09/01/17	135	153

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 25

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.750% due 12/01/17	140	158	5.800% due 03/15/18	290	338
4.100% due 07/24/23	860	855	ConAgra Foods, Inc.
Bank of America NA			4.950% due 08/15/20 (Þ)	410	433
Series BKNT			Continental Airlines Pass Through Trust
0.534% due 06/15/16 (Ê)	600	587	Series 071A
6.100% due 06/15/17	775	868	5.983% due 04/19/22	132	141
Bank of New York Mellon Corp. (The)			Series 09-1
Series FRN			9.000% due 07/08/16	201	229
0.825% due 08/01/18 (Ê)	425	425	Series 991A Class A
Barrick NA Finance LLC			6.545% due 02/02/19	153	167
5.750% due 05/01/43	330	277	Coventry Health Care, Inc.
Bear Stearns Cos. LLC (The)			5.450% due 06/15/21	415	461
5.550% due 01/22/17	330	366	Crown Castle Towers LLC
7.250% due 02/01/18	195	234	3.214% due 08/15/15 (Þ)	130	133
Berkshire Hathaway, Inc.			CVS Caremark Corp.
4.500% due 02/11/43	425	396	3.250% due 05/18/15	295	307
Boston Scientific Corp.			Daimler Finance NA LLC
6.000% due 01/15/20	285	326	0.870% due 01/09/15 (Ê)(Þ)	400	401
Burlington Northern Santa Fe LLC			1.300% due 07/31/15 (Þ)	1,300	1,306
6.875% due 12/01/27	25	31	Delta Air Lines Pass Through Trust
6.750% due 03/15/29	10	12	Series 2002-1 Class G-1
Cablevision Systems Corp.			6.718% due 01/02/23	108	118
5.875% due 09/15/22	175	172	DIRECTV Holdings LLC / DIRECTV
Carlyle Holdings II Finance LLC			Financing Co., Inc.
5.625% due 03/30/43 (Þ)	500	463	5.875% due 10/01/19	295	329
Cellco Partnership / Verizon Wireless			3.800% due 03/15/22	380	355
Capital LLC			Discover Financial Services
8.500% due 11/15/18	455	583	5.200% due 04/27/22	260	274
CenterPoint Energy Resources Corp.			DISH DBS Corp.
6.125% due 11/01/17	50	58	6.750% due 06/01/21	400	421
Chase Capital III			Duke Energy Progress, Inc.
Series C			4.100% due 03/15/43	310	282
0.810% due 03/01/27 (Ê)	295	239	Dynegy Roseton LLC / Danskammer
Chevron Corp.			Pass Through Trust
3.191% due 06/24/23	325	319	Series B
CHS/Community Health Systems, Inc.			7.670% due 11/08/16 (Ø)	700	14
8.000% due 11/15/19	180	189	Edison Mission Energy
CIT Group, Inc.			7.000% due 05/15/17	675	447
6.625% due 04/01/18 (Þ)	390	429	El Paso Natural Gas Co. LLC
Citigroup, Inc.			7.500% due 11/15/26	100	125
5.500% due 10/15/14	405	424	Energy Transfer Partners, LP
4.700% due 05/29/15	50	53	4.150% due 10/01/20	395	406
2.250% due 08/07/15	295	301	6.050% due 06/01/41	205	206
4.587% due 12/15/15	700	749	3.283% due 11/01/66 (Ê)(Þ)	1,380	1,240
5.850% due 08/02/16	220	245	Enterprise Products Operating LLC
6.000% due 08/15/17	450	514	5.250% due 01/31/20	540	599
			Series B
6.125% due 11/21/17	405	466	7.034% due 01/15/68	290	323
5.375% due 08/09/20	250	280	Express Scripts Holding Co.
3.500% due 05/15/23	950	857	3.500% due 11/15/16	410	434
CNH Capital LLC			Farmers Exchange Capital
3.875% due 11/01/15	330	340	7.050% due 07/15/28 (Þ)	845	1,018
CNOOC Curits Funding No. 1			7.200% due 07/15/48 (Þ)	300	336
4.500% due 10/03/23	100	101	First Data Corp.
Commonwealth Edison Co.			8.250% due 01/15/21 (Þ)	585	604

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ford Motor Credit Co. LLC			3.750% due 02/15/24	385	390
7.000% due 04/15/15	600	651	Hospira, Inc.
2.750% due 05/15/15	200	205	5.200% due 08/12/20	470	478
FPL Energy Wind Funding LLC			HSBC Finance Corp.
6.876% due 06/27/17 (Þ)	68	59	5.500% due 01/19/16	1,900	2,076
Freeport-McMoRan Copper & Gold, Inc.			HSBC USA, Inc.
3.100% due 03/15/20 (Þ)	340	320	2.375% due 02/13/15	235	240
General Electric Capital Corp.			Humana, Inc.
4.375% due 09/16/20	300	319	6.450% due 06/01/16	160	180
5.875% due 01/14/38	225	248	8.150% due 06/15/38	285	377
Series A			Indiantown Cogeneration, LP
7.125% due 06/15/49 (Æ)(ƒ)	600	653	Series A-10
Series GMTN			9.770% due 12/15/20	196	213
5.625% due 05/01/18	230	264	International Lease Finance Corp.
6.875% due 01/10/39	350	429	4.875% due 04/01/15	350	362
General Electric Co.			6.750% due 09/01/16 (Þ)	100	110
5.250% due 12/06/17	340	387	3.875% due 04/15/18	210	203
General Motors Co.			JetBlue Airways Pass Through Trust
3.500% due 10/02/18 (Þ)	315	315	Series 04-2 Class G-2
4.875% due 10/02/23 (Þ)	595	580	0.714% due 11/15/16 (Ê)	750	676
6.250% due 10/02/43 (Þ)	555	545	JPMorgan Chase & Co.
Genworth Holdings, Inc.			4.250% due 10/15/20	300	315
6.150% due 11/15/66	365	319	3.375% due 05/01/23	455	413
Georgia-Pacific LLC			Series 1
8.875% due 05/15/31	270	373	7.900% due 04/29/49 (Æ)(ƒ)	165	179
Glencore Funding LLC			Series GMTN
2.500% due 01/15/19 (Þ)	405	380	0.882% due 02/26/16 (Ê)	1,400	1,401
Goldman Sachs Group, Inc. (The)			JPMorgan Chase Bank NA
6.150% due 04/01/18	400	458	Series BKNT
5.750% due 01/24/22	265	294	5.875% due 06/13/16	70	78
6.750% due 10/01/37	535	558	6.000% due 10/01/17	945	1,082
Series D			JPMorgan Chase Capital XIII
6.000% due 06/15/20	150	170	Series M
Series GMTN			1.226% due 09/30/34 (Ê)	480	374
7.500% due 02/15/19	300	362	JPMorgan Chase Capital XXI
			Series U
Great Plains Energy, Inc.			1.216% due 02/02/37 (Ê)	335	249
5.292% due 06/15/22	380	410
			JPMorgan Chase Capital XXIII
HCA, Inc.			1.264% due 05/15/47 (Ê)	545	401
7.250% due 09/15/20	496	539
			Life Technologies Corp.
4.750% due 05/01/23	205	193	6.000% due 03/01/20	645	726
HCP, Inc.
2.625% due 02/01/20	625	593	Lorillard Tobacco Co.
			8.125% due 06/23/19	575	697
5.375% due 02/01/21	400	435	MacDermid, Inc.
Health Care REIT, Inc.			Zero coupon due 06/07/20 (Ê)	618	615
4.950% due 01/15/21	365	387	Manufacturers & Traders Trust Co.
5.250% due 01/15/22	200	214	5.585% due 12/28/20	84	85
6.500% due 03/15/41	140	149	Marina District Finance Co., Inc.
Healthcare Realty Trust, Inc.			9.500% due 10/15/15	337	353
6.500% due 01/17/17	700	785	Merrill Lynch & Co., Inc.
Hewlett-Packard Co.			Series GMTN
4.650% due 12/09/21	790	776	6.400% due 08/28/17	200	230
Historic TW, Inc.			MetLife, Inc.
8.050% due 01/15/16	195	221	10.750% due 08/01/39	570	838
Home Depot, Inc. (The)			Metropolitan Life Global Funding I

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.875% due 06/22/18 (Þ)	750	741	7.500% due 11/30/16 (Þ)	380	400
Mirant Mid Atlantic Pass Through Trust			Samsung Electronics America, Inc.
Series B			1.750% due 04/10/17 (Þ)	705	704
9.125% due 06/30/17	271	287	Simon Property Group, LP
Mondelez International, Inc.			10.350% due 04/01/19	160	218
6.125% due 02/01/18	295	341	SL Green Realty Corp. / SL Green
Morgan Stanley			Operating Partnership / Reckson
4.200% due 11/20/14	200	207	Operating Part
0.748% due 10/15/15 (Ê)	180	179	7.750% due 03/15/20	325	384
5.550% due 04/27/17	425	471	SLM Corp.
6.250% due 08/28/17	500	569	6.250% due 01/25/16	1,800	1,916
5.625% due 09/23/19	275	307	South Carolina Electric & Gas Co.
			6.500% due 11/01/18	150	181
3.750% due 02/25/23	1,135	1,094	Springleaf Finance Corp.
Series GMTN			6.900% due 12/15/17	300	314
5.450% due 01/09/17	225	248	Series INCM
Mylan, Inc.			6.000% due 11/15/14	200	200
7.875% due 07/15/20 (Þ)	355	405	Series MTNI
National City Bank			5.400% due 12/01/15	700	725
Series BKNT
0.628% due 06/07/17 (Ê)	500	491	Sprint Capital Corp.
			8.750% due 03/15/32	995	1,011
Nationwide Mutual Insurance Company
5.810% due 12/15/24 (Þ)	500	508	Sprint Communications, Inc.
			9.000% due 11/15/18 (Þ)	340	399
News America, Inc.
8.250% due 10/17/96	20	24	TD Ameritrade Holding Corp.
			4.150% due 12/01/14	225	234
Nisource Finance Corp.
6.400% due 03/15/18	145	168	Tennessee Gas Pipeline Co. LLC
			8.000% due 02/01/16	200	229
Nomura Holdings Inc.
2.000% due 09/13/16	575	577	8.375% due 06/15/32	460	605
NVR, Inc.			Time Warner Cable, Inc.
3.950% due 09/15/22	380	368	8.250% due 04/01/19	410	475
Oncor Electric Delivery Co. LLC			Time Warner, Inc.
6.800% due 09/01/18	550	659	5.875% due 11/15/16	400	453
Panhandle Eastern Pipe Line Co., LP			UAL Pass Through Trust
8.125% due 06/01/19	450	546	Series 09-1
			10.400% due 11/01/16	55	61
Petrohawk Energy Corp.
7.250% due 08/15/18	230	250	Union Bank NA
			2.625% due 09/26/18	300	305
Plains Exploration & Production Co.
6.875% due 02/15/23	355	381	UnitedHealth Group, Inc.
			6.000% due 06/15/17	3	3
Progress Energy, Inc.
5.625% due 01/15/16	40	44	3.875% due 10/15/20	170	179
Prudential Holdings LLC			Valeant Pharmaceuticals International
8.695% due 12/18/23 (Þ)	550	691	6.375% due 10/15/20 (Þ)	195	203
Public Service Co. of Colorado			Ventas Realty, LP / Ventas Capital Corp.
2.500% due 03/15/23	195	181	2.000% due 02/15/18	200	196
Public Service Co. of New Mexico			Verizon Communications, Inc.
7.950% due 05/15/18	260	313	2.500% due 09/15/16	100	103
QVC, Inc.			2.002% due 09/14/18 (Ê)	100	105
7.500% due 10/01/19 (Þ)	260	280	3.650% due 09/14/18	400	421
4.375% due 03/15/23	365	339	5.150% due 09/15/23	2,230	2,390
Rock Tenn Co.			6.400% due 09/15/33	300	333
4.450% due 03/01/19	185	196	6.550% due 09/15/43	705	796
4.000% due 03/01/23	540	523	Wachovia Capital Trust III
Sabine Pass LNG, LP			5.570% due 03/29/49 (Ê)(ƒ)	415	376
7.500% due 11/30/16	175	193	WEA Finance LLC / WT Finance Aust
			Pty, Ltd.

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 09/02/19 (Þ)	95	113	4.500% due 10/03/18	90	90
Wellpoint, Inc.			Canadian Oil Sands, Ltd.
2.300% due 07/15/18	240	240	6.000% due 04/01/42 (Þ)	190	195
Wells Fargo & Co.			CDP Financial, Inc.
4.125% due 08/15/23	800	783	5.600% due 11/25/39 (Þ)	265	302
Williams Cos., Inc. (The)			CNOOC Finance 2013, Ltd.
7.875% due 09/01/21	161	192	3.000% due 05/09/23	800	719
8.750% due 03/15/32	108	132	Cooperatieve Centrale Raiffeisen-
Williams Partners, LP / Williams			Boerenleenbank BA
Partners Finance Corp.			3.950% due 11/09/22	747	717
7.250% due 02/01/17	235	274	Credit Suisse NY
ZFS Finance USA Trust II			6.000% due 02/15/18	770	867
6.450% due 12/15/65 (Þ)	855	902	DP World, Ltd.
ZFS Finance USA Trust V			6.850% due 07/02/37 (Þ)	330	332
6.500% due 05/09/37 (Þ)	455	477	Duane Street CLO III, Ltd.
		86,929	Series 2006-3A Class A1
International Debt - 5.4%			0.519% due 01/11/21 (Ê)(Þ)	543	538
Abbey National Treasury Services PLC			Ecopetrol SA
3.875% due 11/10/14 (Þ)	870	897	7.375% due 09/18/43	405	438
Ainsworth Lumber Co., Ltd.			Eksportfinans ASA
7.500% due 12/15/17 (Þ)	205	220	2.375% due 05/25/16	225	218
America Movil SAB de CV			Embotelladora Andina SA
3.125% due 07/16/22	295	272	5.000% due 10/01/23	210	211
AngloGold Ashanti Holdings PLC			Enel Finance International NV
8.500% due 07/30/20	195	200	6.000% due 10/07/39 (Þ)	175	159
ArcelorMittal			Enel SpA
5.000% due 02/25/17	350	364	8.750% due 09/24/73 (Þ)	509	519
AWAS Aviation Capital, Ltd.			Export-Import Bank of Korea
7.000% due 10/17/16 (Þ)	277	286	5.875% due 01/14/15	700	741
Baidu, Inc.			Fomento Economico Mexicano SAB de
			CV
3.250% due 08/06/18	400	400	4.375% due 05/10/43	204	168
Banco Nacional de Desenvolvimento
Economico e Social			Government of the Cayman Islands
3.375% due 09/26/16 (Þ)	620	622	5.950% due 11/24/19 (Þ)	230	256
			HBOS PLC
5.750% due 09/26/23 (Þ)	310	310	Series GMTN
Bank of Montreal			6.750% due 05/21/18 (Þ)	825	916
2.850% due 06/09/15 (Þ)	100	104	HSBC Bank PLC
Barrick Gold Corp.			3.100% due 05/24/16 (Þ)	800	841
2.500% due 05/01/18	410	391	Hutchison Whampoa International 11,
4.100% due 05/01/23	910	802	Ltd.
BBVA Bancomer SA			4.625% due 01/13/22 (Þ)	375	382
6.500% due 03/10/21 (Þ)	200	208	Indian Oil Corp., Ltd.
BBVA US Senior SAU			4.750% due 01/22/15	400	410
4.664% due 10/09/15	450	469	ING Bank NV
BHP Billiton Finance USA, Ltd.			5.800% due 09/25/23 (Þ)	1,150	1,160
3.850% due 09/30/23	320	322	Intelsat Jackson Holdings SA
5.000% due 09/30/43	835	850	8.500% due 11/01/19	400	435
BP Capital Markets PLC			Intesa Sanpaolo SpA
3.245% due 05/06/22	415	401	3.125% due 01/15/16	710	709
Brazil Minas SPE via State of Minas			IPIC GMTN, Ltd.
Gerais			5.500% due 03/01/22 (Þ)	125	137
5.333% due 02/15/28 (Þ)	200	193	Itau Unibanco Holding SA
Caisse Centrale Desjardins			5.500% due 08/06/22 (Þ)	700	655
2.650% due 09/16/15 (Þ)	410	423	JPMorgan Chase & Co.
Caixa Ecomomica Federal

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Series MPLE					7.506% due 05/29/49 (ƒ)(Þ)	365	375
2.920% due 09/19/17 (Þ)		605		586	SMART Trust
Kommunalbanken AS					Series 2011-2USA Class A3A
1.125% due 05/23/18 (Þ)	1,020			991	1.540% due 03/14/15 (Þ)	710	712
Korea East-West Power Co., Ltd.					Series 2012-4US Class A2A
2.500% due 07/16/17 (Þ)		200		200	0.670% due 06/14/15	48	48
Korea Electric Power Corp.					Suncor Energy, Inc.
5.125% due 04/23/34 (Þ)		60		60	5.950% due 12/01/34	160	175
Korea Finance Corp.					Sydney Airport Finance Co. Pty, Ltd.
2.875% due 08/22/18		220		221	3.900% due 03/22/23 (Þ)	640	610
Lloyds Banking Group PLC					Telefonos de Mexico SAB de CV
6.657% due 12/31/49 (ƒ)(Þ)		675		624	5.500% due 01/27/15	360	379
LyondellBasell Industries NV					Total Capital Canada, Ltd.
Series WI					0.648% due 01/15/16 (Ê)	1,500	1,506
5.000% due 04/15/19		780		859	Total Capital SA
Majapahit Holding BV					2.125% due 08/10/18	510	515
Series REGS					4.450% due 06/24/20	260	287
7.750% due 10/17/16		100		110	Transocean, Inc.
Nexen, Inc.					2.500% due 10/15/17	415	416
7.500% due 07/30/39		500		614	6.375% due 12/15/21	340	378
Nokia OYJ					Turkiye Garanti Bankasi AS
6.625% due 05/15/39		280		269	2.766% due 04/20/16 (Ê)(Þ)	200	193
Petrobras Global Finance BV					Tyco Electronics Group SA
3.000% due 01/15/19		100		94	6.550% due 10/01/17	240	277
4.375% due 05/20/23		385		352	Vale Overseas, Ltd.
5.625% due 05/20/43		280		234	8.250% due 01/17/34	160	184
Petrobras International Finance Co.					Vale SA
3.875% due 01/27/16		400		413	5.625% due 09/11/42	370	323
7.875% due 03/15/19		800		920	Validus Holdings, Ltd.
5.750% due 01/20/20		510		530	8.875% due 01/26/40	220	275
Petroleos Mexicanos					VimpelCom Holdings BV
4.875% due 01/18/24		240		240	7.504% due 03/01/22 (Þ)	420	443
5.500% due 06/27/44		250		227	Vivendi SA
Province of Quebec Canada					2.400% due 04/10/15 (Å)	200	204
3.500% due 07/29/20		200		209	Volvo Treasury AB
Rabobank Nederland					5.950% due 04/01/15 (Þ)	385	411
11.000% due 06/29/49 (ƒ)(Þ)		452		588	Weatherford International, Ltd.
Ras Laffan Liquefied Natural Gas Co.,					5.125% due 09/15/20	280	292
Ltd. III					Willis Group Holdings PLC
Series REGS					4.125% due 03/15/16	210	221
6.750% due 09/30/19		300		350			39,205
Rio Tinto Finance USA PLC					Loan Agreements - 0.1%
1.375% due 06/17/16		365		365	HCA, Inc. Term Loan B4
2.250% due 12/14/18		435		429	2.945% due 05/01/18 (Ê)	507	506
Rogers Communications, Inc.					Valeant Pharmaceuticals International,
4.100% due 10/01/23		415		416	Inc. 1st Lien Term Loan B
Royal Bank of Scotland Group PLC					1.000% due 08/05/20	397	399
6.990% due 10/29/49 (ƒ)(Þ)		300		309			905
Series 1					Mortgage-Backed Securities - 31.0%
9.118% due 03/31/49 (ƒ)		300		311	Adjustable Rate Mortgage Trust
Ruwais Power Co. PJSC					Series 2007-1 Class 1A1
6.000% due 08/31/36 (Þ)		150		155	3.007% due 03/25/37 (Ê)	805	614
Saudi Electricity Global Sukuk Co. 2					American Home Mortgage Investment
5.060% due 04/08/43 (Þ)		500		456	Trust
Sirius International Group, Ltd.

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-4 Class 4A			Series 2004-5 Class 2A
2.397% due 02/25/45 (Ê)	52	52	3.450% due 07/25/34 (Ê)	583	579
Series 2007-1 Class GA1C			Series 2004-9 Class 22A1
0.369% due 05/25/47 (Ê)	781	503	3.514% due 11/25/34 (Ê)	29	29
Series 2007-4 Class A2			Series 2005-2 Class A1
0.369% due 08/25/37 (Ê)	287	253	2.600% due 03/25/35 (Ê)	443	448
Banc of America Funding Corp.			Series 2007-3 Class 1A1
Series 2006-3 Class 5A8			2.878% due 05/25/47 (Ê)	180	145
5.500% due 03/25/36	283	271	Bear Stearns Alt-A Trust
Series 2006-G Class 2A3			Series 2005-4 Class 23A1
0.350% due 07/20/36 (Ê)	333	330	2.698% due 05/25/35 (Ê)	136	125
Series 2006-I Class 5A1			Series 2005-7 Class 22A1
5.737% due 10/20/46 (Ê)	787	698	2.715% due 09/25/35 (Ê)	321	264
Series 2007-4 Class 3A1			Series 2005-10 Class 24A1
0.549% due 06/25/37 (Ê)	898	640	2.448% due 01/25/36 (Ê)	278	190
Banc of America Funding Trust			Series 2006-1 Class 21A2
Series 2006-3 Class 5A3			2.558% due 02/25/36 (Ê)	354	227
5.500% due 03/25/36	893	847	Bear Stearns Commercial Mortgage
Banc of America Large Loan, Inc.			Securities
Series 2010-HLTN Class HLTN			Series 2001-TOP2 Class D
2.482% due 11/15/15 (Ê)(Þ)	88	88	6.940% due 02/15/35 (Þ)	50	50
Banc of America Merrill Lynch			Series 2004-PWR3 Class A4
Commercial Mortgage, Inc.			4.715% due 02/11/41	523	526
Series 2003-2 Class D			Series 2005-T20 Class A4A
5.393% due 03/11/41	250	256	5.293% due 10/12/42	700	749
Series 2005-1 Class A4			Series 2006-T22 Class A4
5.344% due 11/10/42	73	74	5.764% due 04/12/38	505	550
Series 2005-2 Class A5			BNPP Mortgage Securities LLC
4.857% due 07/10/43	745	781	Series 2009-1 Class A1
Series 2006-2 Class A4			6.000% due 08/27/37 (Þ)	227	238
5.924% due 05/10/45	200	219	Citicorp Mortgage Securities, Inc.
Series 2008-1 Class A4			Series 2006-3 Class 1A9
6.395% due 02/10/51	580	664	5.750% due 06/25/36	190	191
Banc of America Mortgage Securities,			Citigroup Commercial Mortgage Trust
Inc.			Series 2004-C1 Class E
Series 2004-1 Class 5A1			5.605% due 04/15/40	155	158
6.500% due 09/25/33	3	3	Series 2004-C2 Class A4
Series 2004-11 Class 2A1			4.623% due 10/15/41	35	35
5.750% due 01/25/35	77	79	Series 2006-C5 Class A4
Series 2005-H Class 2A5			5.431% due 10/15/49	135	149
3.020% due 09/25/35 (Ê)	177	164	Series 2009-RR1 Class MA4A
Bayview Commercial Asset Trust			5.485% due 03/17/51 (Þ)	300	334
Series 2005-3A Class A1			Citigroup Mortgage Loan Trust, Inc.
0.499% due 11/25/35 (Ê)(Þ)	402	340	Series 2005-11 Class A2A
Series 2008-4 Class A2			2.510% due 10/25/35 (Ê)	31	30
2.679% due 07/25/38 (Ê)(Þ)	358	353	Series 2006-AR7 Class 1A4A
BCAP LLC Trust			3.111% due 11/25/36 (Ê)	348	283
Series 2011-RR4 Class 7A2			Series 2007-10 Class 2A3A
12.491% due 04/26/37 (Þ)	352	96	5.784% due 09/25/37 (Ê)	379	317
Bear Stearns Adjustable Rate Mortgage			Series 2007-10 Class 2A4A
Trust			6.104% due 09/25/37 (Ê)	206	181
Series 2003-1 Class 6A1			Series 2007-AR8 Class 2A1A
2.573% due 04/25/33 (Ê)	15	16	2.772% due 07/25/37 (Ê)	468	385
Series 2003-8 Class 4A1			Commercial Mortgage Asset Trust
3.005% due 01/25/34 (Ê)	56	55

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 1999-C1 Class D			Series 2005-C2 Class A3
7.350% due 01/17/32	115	115	4.691% due 04/15/37	156	159
Series 2001-J2A Class E			Credit Suisse Mortgage Capital
7.160% due 07/16/34 (Þ)	200	233	Certificates
Commercial Mortgage Pass Through			Series 2007-2 Class 3A4
Certificates			5.500% due 03/25/37	854	806
Series 2007-FL14 Class AJ			CSMC
0.362% due 06/15/22 (Ê)(Þ)	1,441	1,420	Series 2011-4R Class 5A1
Series 2013-CR6 Class A4			2.652% due 05/27/36 (Þ)	302	279
3.101% due 03/10/46	450	429	DBRR Trust
Commercial Mortgage Trust			Series 2011-LC2 Class A4A
Series 2005-GG3 Class A4			4.537% due 07/12/44 (Þ)	340	363
4.799% due 08/10/42	100	103	Series 2012-EZ1 Class A
Countrywide Alternative Loan Trust			0.946% due 09/25/45 (Þ)	552	552
Series 2005-81 Class A1			Series 2012-EZ1 Class B
0.459% due 02/25/37 (Ê)	255	184	1.393% due 09/25/45 (Þ)	210	209
Series 2005-48T1 Class A6			Series 2013-EZ2 Class A
5.500% due 11/25/35	729	625	0.853% due 02/25/45 (Þ)	572	573
Series 2006-36T2 Class 1A9			DBUBS Mortgage Trust
1.079% due 12/25/36 (Ê)	189	120	Series 2011-LC2A Class A2
Series 2006-45T1 Class 2A2			3.386% due 07/10/44 (Þ)	900	943
6.000% due 02/25/37	718	555	Deutsche ALT-A Securities, Inc.
Countrywide Home Loan Mortgage Pass			Alternate Loan Trust
Through Trust			Series 2005-AR1 Class 2A3
Series 2004-22 Class A3			2.125% due 08/25/35 (Ê)	403	302
2.900% due 11/25/34 (Ê)	103	94	Series 2007-OA1 Class A1
Series 2004-HYB9 Class 1A1			0.329% due 02/25/47 (Ê)	1,728	1,145
2.722% due 02/20/35 (Ê)	164	155	Extended Stay America Trust
Series 2005-3 Class 1A2			Series 2013-ESFL Class CFL
0.469% due 04/25/35 (Ê)	18	15	1.682% due 12/05/31 (Ê)(Þ)	100	100
Series 2005-HYB9 Class 3A2A			Series 2013-ESH7 Class A27
2.783% due 02/20/36 (Ê)	33	28	2.958% due 12/05/31 (Þ)	325	318
Series 2007-2 Class A2			Series 2013-ESH7 Class B7
6.000% due 03/25/37	1,492	1,348	3.604% due 12/05/31 (Þ)	100	98
Series 2007-4 Class 1A10			Fannie Mae
6.000% due 05/25/37	1,360	1,178	2.634% due 2017(Ê)	12	12
Series 2007-HY5 Class 1A1			6.000% due 2017	7	7
2.905% due 09/25/47 (Ê)	1,140	926	3.584% due 2020	578	607
			3.632% due 2020	760	803
Credit Suisse Commercial Mortgage			3.665% due 2020	790	834
Trust			3.763% due 2020	768	819
Series 2006-C5 Class A1A			4.250% due 2020	762	830
5.297% due 12/15/39	1,747	1,859	5.500% due 2020	44	47
Series 2007-C1 Class A3			3.890% due 2021	200	212
5.383% due 02/15/40	97	105	4.302% due 2021	798	873
Credit Suisse First Boston Mortgage			5.500% due 2021	59	62
Securities Corp.			2.500% due 2022	1,561	1,606
Series 2002-CKN2 Class C1			3.017% due 2022	295	294
6.376% due 04/15/37	45	45	5.500% due 2022	131	138
Series 2003-C5 Class D			2.460% due 2023	943	892
5.116% due 12/15/36	215	216	4.000% due 2025	777	826
Series 2004-C5 Class B			4.500% due 2025	1,172	1,261
4.929% due 11/15/37	350	359	3.500% due 2026	2,951	3,123
Series 2005-9 Class 2A1			4.000% due 2026	886	940
5.500% due 10/25/35	214	207	6.000% due 2026	153	168
			2.870% due 2027	100	90
			3.000% due 2027	2,621	2,717

See accompanying notes which are an integral part of this quarterly report

32 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 2027	92	101	Series 2001-T4 Class A1
5.500% due 2028	51	56	7.500% due 07/25/41	328	396
6.000% due 2028	8	9	Fannie Mae REMICS
3.000% due 2032	1,918	1,920	Series 1999-56 Class Z
3.500% due 2032	588	611	7.000% due 12/18/29	34	39
6.000% due 2032	107	119	Series 2003-32 Class FH
6.150% due 2032(Ê)	107	117	0.579% due 11/25/22 (Ê)	15	15
3.000% due 2033	3,967	3,970	Series 2003-35 Class FY
3.500% due 2033	1,844	1,907	0.579% due 05/25/18 (Ê)	70	70
5.000% due 2033	26	28
5.500% due 2033	6	7	Series 2003-W1 Class 1A1
6.000% due 2033	5	6	6.001% due 12/25/42	21	25
6.150% due 2033(Ê)	81	88	Series 2004-W2 Class 2A2
5.000% due 2034	316	343	7.000% due 02/25/44	264	309
5.500% due 2034	359	394	Series 2005-110 Class MB
4.500% due 2035	16	17	5.500% due 09/25/35	88	95
3.395% due 2036(Ê)	168	174	Series 2006-27 Class SH
5.500% due 2037	1,041	1,127	Interest Only STRIP
6.000% due 2037	8	9	6.521% due 04/25/36 (Ê)	1,552	237
5.500% due 2038	906	991	Series 2007-30 Class AF
4.000% due 2040	672	710	0.489% due 04/25/37 (Ê)	51	51
4.500% due 2040	558	597	Series 2009-39 Class LB
5.500% due 2040	210	230	4.500% due 06/25/29	405	435
6.000% due 2040	732	799
4.000% due 2041	2,803	2,945	Series 2009-96 Class DB
4.500% due 2041	523	559	4.000% due 11/25/29	569	607
5.500% due 2041	98	107	Series 2010-95 Class S
6.000% due 2041	784	856	Interest Only STRIP
15 Year TBA(Ï)			6.421% due 09/25/40 (Ê)	1,519	249
2.500%	2,480	2,494	Series 2010-112 Class PI
3.000%	10,330	10,686	Interest Only STRIP
			6.000% due 10/25/40	1,283	182
3.500%	1,805	1,905
			Series 2012-55 Class PC
30 Year TBA(Ï)			3.500% due 05/25/42	700	702
3.000%	6,740	6,584
			Fannie Mae-Aces
3.500%	11,015	11,212	Series 2006-M2 Class A2F
4.000%	23,330	24,428	5.259% due 05/25/20	205	231
4.500%	6,235	6,655	Series 2012-M12 Class 1A
5.000%	10,650	11,545	2.935% due 08/25/22	954	937
5.500%	5,785	6,301	Series 2012-M15 Class A
6.000%	1,700	1,859	2.745% due 10/25/22	956	922
Series 2003-343 Class 6			FDIC Trust
Interest Only STRIP			Series 2010-R1 Class A
5.000% due 10/01/33	64	10	2.184% due 05/25/50 (Þ)	1,214	1,223
Series 2003-345 Class 18			Series 2011-R1 Class A
Interest Only STRIP			2.672% due 07/25/26 (Þ)	515	531
4.500% due 12/01/18	109	8	Federal Home Loan Mortgage Corp.
Series 2003-345 Class 19			Multifamily Structured Pass Through
Interest Only STRIP			Certificates
4.500% due 01/01/19	119	9	Series 2010-K009 Class A2
Series 2005-365 Class 12			3.808% due 08/25/20	100	106
Interest Only STRIP			Series 2011-K014 Class X1
5.500% due 12/01/35	216	34	Interest Only STRIP
Series 2006-369 Class 8			1.435% due 04/25/21	1,265	96
Interest Only STRIP			Series 2011-K702 Class X1
5.500% due 04/01/36	35	5	Interest Only STRIP
Fannie Mae Grantor Trust			1.712% due 02/25/18	6,889	401

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-K019 Class A2			Series 2007-3335 Class BF
2.272% due 03/25/22	425	398	0.332% due 07/15/19 (Ê)	48	48
Series 2012-K020 Class A2			Series 2007-3335 Class FT
2.373% due 05/25/22	925	872	0.332% due 08/15/19 (Ê)	114	114
Series 2012-K020 Class X1			Series 2009-3569 Class NY
Interest Only STRIP			5.000% due 08/15/39	1,400	1,555
1.610% due 05/25/22	2,380	230	Series 2010-3640 Class JA
Series 2012-K022 Class A2			1.500% due 03/15/15	221	221
2.355% due 07/25/22	605	567	Series 2010-3653 Class B
Series 2012-K501 Class X1A			4.500% due 04/15/30	490	530
Interest Only STRIP			Series 2010-3704 Class DC
1.875% due 08/25/16	4,897	175	4.000% due 11/15/36	438	468
Series 2013-K024 Class X1			Series 2011-3901 Class LA
Interest Only STRIP			4.000% due 06/15/38	260	266
1.025% due 09/25/22	2,785	171	Series 2012-4010 Class KM
Series 2013-K025 Class A1			3.000% due 01/15/42	478	477
1.875% due 04/25/22	246	241	FREMF Mortgage Trust
Series 2013-KS01 Class A2			Series 2010-K7 Class B
2.522% due 01/25/23	215	204	5.619% due 04/25/20 (Þ)	510	538
Series 2013-KSMC Class A2			GE Business Loan Trust
2.615% due 01/25/23	265	250	Series 2003-2A Class A
Federal Home Loan Mortgage Corp.			0.552% due 11/15/31 (Ê)(Þ)	426	409
Structured Pass Through Securities			Ginne Mae II
Series 2003-54 Class 2A			4.000% due 2040	225	238
6.500% due 02/25/43	356	425	Ginnie Mae I
Series 2003-56 Class A5			3.000% due 2027	547	567
5.231% due 05/25/43	365	399	4.564% due 2062	1,218	1,347
Series 2005-63 Class 1A1			Ginnie Mae II
1.363% due 02/25/45 (Ê)	17	17	1.625% due 2026	78	82
First Horizon Asset Securities, Inc.			1.750% due 2027	6	7
Series 2005-AR4 Class 2A1			1.625% due 2032	31	32
2.597% due 10/25/35 (Ê)	790	675	3.500% due 2040	1,059	1,117
First Horizon Mortgage Pass-Through			4.000% due 2040	183	193
Trust			4.502% due 2061	409	441
Series 2006-2 Class 1A3			4.700% due 2061	298	325
6.000% due 08/25/36	856	860	4.810% due 2061	1,175	1,292
Freddie Mac			5.245% due 2061	690	773
6.000% due 2016	4	4	4.652% due 2063	117	126
2.533% due 2030(Ê)	1	1	4.661% due 2063	43	46
5.500% due 2037	393	422	4.732% due 2063	221	244
5.500% due 2038	1,785	1,958	30 Year TBA(Ï)
6.000% due 2038	365	401	3.000%	1,895	1,873
4.500% due 2039	1,863	2,010	3.500%	1,490	1,537
4.000% due 2041	2,785	2,932	GMAC Commercial Mortgage Securities,
4.500% due 2041	721	773	Inc.
3.000% due 2042	364	355	Series 2004-C3 Class A4
3.500% due 2043	986	1,004	4.547% due 12/10/41	98	99
Freddie Mac Reference REMIC			GMAC Mortgage Corp. Loan Trust
Series 2006-R006 Class ZA			Series 2005-AR2 Class 4A
6.000% due 04/15/36	296	325	5.097% due 05/25/35 (Ê)	243	238
Freddie Mac REMICS			Government National Mortgage
Series 2000-2266 Class F			Association
0.632% due 11/15/30 (Ê)	6	6	Series 2007-12 Class C
Series 2003-2624 Class QH			5.278% due 04/16/41	340	369
5.000% due 06/15/33	298	322

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-26 Class SD			Series 2006-2F Class 3A3
Interest Only STRIP			6.000% due 02/25/36	836	754
6.618% due 05/16/37 (Ê)	1,490	247	Series 2006-3F Class 2A3
Series 2010-74 Class IO			5.750% due 03/25/36	158	143
Interest Only STRIP			Series 2006-8F Class 4A17
0.782% due 03/16/50	2,665	96	6.000% due 09/25/36	301	253
Series 2010-116 Class MP			HarborView Mortgage Loan Trust
3.500% due 09/16/40	1,446	1,501	Series 2005-4 Class 3A1
Series 2010-124 Class C			2.749% due 07/19/35 (Ê)	91	77
3.392% due 03/16/45	75	78	IndyMac Index Mortgage Loan Trust
Series 2010-H03 Class HI			Series 2005-AR31 Class 1A1
Interest Only STRIP			2.420% due 01/25/36 (Ê)	474	368
1.467% due 03/20/60	21,207	1,222	Series 2006-AR41 Class A3
Series 2010-H04 Class BI			0.359% due 02/25/37 (Ê)	959	659
Interest Only STRIP			Irvine Core Office Trust
1.386% due 04/20/60	1,558	96	Series 2013-IRV Class A1
Series 2010-H12 Class PT			2.068% due 05/15/48 (Þ)	224	217
5.470% due 11/20/59	682	737	JPMorgan Alternative Loan Trust
Series 2010-H22 Class JI			Series 2006-A2 Class 3A1
Interest Only STRIP			2.655% due 05/25/36 (Ê)	1,079	810
2.496% due 11/20/60	2,471	270	JPMorgan Chase Commercial Mortgage
Series 2011-67 Class B			Securities Corp.
3.863% due 10/16/47	230	241	Series 2003-C1 Class D
Series 2011-127 Class IO			5.192% due 01/12/37	140	140
Interest Only STRIP			Series 2004-LN2 Class B
1.501% due 03/16/47	2,171	135	5.316% due 07/15/41	150	154
Series 2011-H02 Class BI			Series 2006-LDP8 Class A3B
Interest Only STRIP			5.447% due 05/15/45	18	19
0.412% due 02/20/61	10,647	194	Series 2006-LDP8 Class A4
Series 2012-99 Class CI			5.399% due 05/15/45	770	843
Interest Only STRIP			Series 2007-CB18 Class A4
1.042% due 10/16/49	1,897	149	5.440% due 06/12/47	1,200	1,326
Series 2012-115 Class A			Series 2007-CB20 Class ASB
2.131% due 04/16/45	221	219	5.688% due 02/12/51	66	71
Series 2012-115 Class IO			Series 2007-LDPX Class A3
Interest Only STRIP			5.420% due 01/15/49	700	774
0.433% due 04/16/54	787	40	JPMorgan Mortgage Trust
Series 2012-147 Class AE			Series 2005-A1 Class 6T1
1.750% due 07/16/47	395	385	4.263% due 02/25/35 (Ê)	17	17
GS Mortgage Securities Corp. II			Series 2005-A5 Class TA1
Series 2004-GG2 Class A6			5.238% due 08/25/35 (Ê)	147	151
5.396% due 08/10/38	464	473	Series 2005-A8 Class 1A1
Series 2007-EOP Class A3			5.138% due 11/25/35 (Ê)	178	168
1.456% due 03/06/20 (Ê)(Þ)	1,607	1,610	Series 2005-S3 Class 1A2
Series 2011-GC5 Class A4			5.750% due 01/25/36	41	37
3.707% due 08/10/44	735	755	Series 2006-A6 Class 1A2
Series 2012-GCJ9 Class A3			2.865% due 10/25/36 (Ê)	137	109
2.773% due 11/10/45	290	272	Series 2006-A7 Class 2A4R
GSMPS Mortgage Loan Trust			2.837% due 01/25/37 (Ê)	1,011	854
Series 2006-RP1 Class 1A2			Series 2007-S3 Class 1A8
7.500% due 01/25/36 (Þ)	405	409	6.000% due 08/25/37	774	673
GSR Mortgage Loan Trust			LB-UBS Commercial Mortgage Trust
Series 2005-AR7 Class 6A1			Series 2004-C7 Class A1A
5.070% due 11/25/35 (Ê)	78	77	4.475% due 10/15/29	55	56

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-C1 Class A3			Series 2012-MTL6 Class A1
5.207% due 02/15/31	250	257	1.500% due 10/05/25 (Þ)	331	329
Mastr Adjustable Rate Mortgages Trust			Series 2012-MTL6 Class A2
Series 2006-2 Class 4A1			1.948% due 10/05/25 (Þ)	320	314
2.649% due 02/25/36 (Ê)	94	90	Series 2012-MTL6 Class XA1
Series 2007-HF2 Class A1			Interest Only STRIP
0.489% due 09/25/37 (Ê)	564	461	3.171% due 10/05/25 (Þ)	2,130	76
Mastr Alternative Loan Trust			Northstar Education Finance, Inc.
Series 2003-4 Class B1			Series 2007-1 Class A1
5.848% due 06/25/33	92	90	0.364% due 04/28/30 (Ê)	475	455
Series 2004-10 Class 5A6			NorthStar Mortgage Trust
5.750% due 09/25/34	91	93	Series 2012-1 Class A
Mellon Residential Funding Corp.			1.384% due 08/25/29 (Ê)(Þ)	174	174
Series 2000-TBC2 Class A1			OBP Depositor LLC Trust
0.662% due 06/15/30 (Ê)	63	62	Series 2010-OBP Class A
Merrill Lynch Mortgage Trust			4.646% due 07/15/45 (Þ)	285	312
Series 2005-A10 Class A			ORES NPL LLC
0.389% due 02/25/36 (Ê)	65	59	Series 2012-LV1 Class A
Series 2005-CIP1 Class AM			4.000% due 09/25/44 (Þ)	31	31
5.107% due 07/12/38	440	467	Prime Mortgage Trust
Series 2008-C1 Class A4			Series 2004-CL1 Class 1A2
5.690% due 02/12/51	530	597	0.579% due 02/25/34 (Ê)	10	9
MLCC Mortgage Investors, Inc.			RALI Trust
Series 2005-3 Class 5A			Series 2005-QS14 Class 2A1
0.429% due 11/25/35 (Ê)	42	39	6.000% due 09/25/35	247	201
ML-CFC Commercial Mortgage Trust			Residential Asset Securitization Trust
Series 2007-6 Class A4			Series 2003-A15 Class 1A2
5.485% due 03/12/51	100	110	0.629% due 02/25/34 (Ê)	65	61
Morgan Stanley Bank of America Merrill			Series 2005-A10 Class A3
Lynch Trust			5.500% due 09/25/35	134	115
Series 2013-C7 Class AS			Series 2006-A9CB Class A6
3.214% due 02/15/46	210	197	6.000% due 09/25/36	191	120
Morgan Stanley Capital I Trust			RFMSI Trust
Series 2004-HQ3 Class E			Series 2006-SA4 Class 2A1
4.920% due 01/13/41	410	414	3.711% due 11/25/36 (Ê)	194	162
Morgan Stanley Capital I, Inc.			RREF 2013 LT1 LLC
Series 2003-IQ6 Class C			Series 2013-LT2 Class A
5.469% due 12/15/41 (Þ)	310	315	2.833% due 05/22/28 (Þ)	147	147
Series 2003-T11 Class A4			Sequoia Mortgage Trust
5.150% due 06/13/41	5	5	Series 2001-5 Class A
Series 2005-T19 Class A4A			0.881% due 10/19/26 (Ê)	22	22
4.890% due 06/12/47	750	792	SMA Issuer I LLC
Series 2006-T23 Class A4			Series 2012-LV1 Class A
5.987% due 08/12/41	780	863	3.500% due 08/20/25 (Þ)	73	73
Series 2007-T27 Class A4			Structured Adjustable Rate Mortgage
5.816% due 06/11/42	720	813	Loan Trust
Series 2011-C3 Class A2			Series 2004-12 Class 2A
3.224% due 07/15/49	195	204	2.458% due 09/25/34 (Ê)	1,011	1,010
Series 2011-C3 Class A4			Series 2005-23 Class 1A3
4.118% due 07/15/49	115	121	2.605% due 01/25/36 (Ê)	150	142
Morgan Stanley Dean Witter Capital I			Structured Asset Mortgage Investments
Trust			II Trust
Series 2001-TOP3 Class C			Series 2004-AR8 Class A1
6.790% due 07/15/33	34	35	0.861% due 05/19/35 (Ê)	279	267
Motel 6 Trust			Series 2005-AR5 Class A3
			0.431% due 07/19/35 (Ê)	103	95

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-AR6 Class A1			Alabama Public School & College
1.658% due 08/25/47 (Ê)	951	735	Authority Revenue Bonds
Structured Asset Securities Corp.			5.150% due 09/01/27	100	108
Mortgage Pass-Through Certificates			Charlotte-Mecklenburg Hospital
Series 2003-34A Class 5A4			Authority (The) Revenue Bonds
2.523% due 11/25/33 (Ê)	531	534	5.000% due 01/15/30	900	943
US Government Agency TBA			Chicago Transit Authority Revenue
1.000% due 10/10/43	2,000	2,188	Bonds
Wachovia Bank Commercial Mortgage			6.899% due 12/01/40	400	450
Trust			City of Houston Texas General
Series 2003-C9 Class B			Obligation Limited
5.109% due 12/15/35	90	90	6.290% due 03/01/32	475	535
Series 2003-C9 Class D			City of New York New York General
5.209% due 12/15/35	250	251	Obligation Unlimited
Series 2004-C14 Class E			6.246% due 06/01/35	1,100	1,190
5.358% due 08/15/41 (Þ)	185	190	County of Clark Nevada Airport System
Series 2004-C14 Class F			Revenue Bonds
5.526% due 08/15/41 (Þ)	140	143	6.820% due 07/01/45	100	124
Series 2004-C15 Class A4			Illinois Municipal Electric Agency
4.803% due 10/15/41	100	103	Revenue Bonds
			6.832% due 02/01/35	100	108
Series 2005-C17 Class A4
5.083% due 03/15/42	100	104	Irvine Ranch Water District Special
			Assessment
Washington Mutual Mortgage Pass			6.622% due 05/01/40	1,000	1,190
Through Certificates
Series 2005-AR13 Class A1A1			Los Angeles Unified School District
			General Obligation Unlimited
0.469% due 10/25/45 (Ê)	21	19	4.500% due 07/01/22 (µ)	400	435
Series 2006-AR7 Class A1A			Metropolitan Government of Nashville &
1.079% due 09/25/46 (Ê)	879	487	Davidson County Convention Center
Series 2007-HY2 Class 2A3			Authority Revenue Bonds
3.688% due 04/25/37 (Ê)	734	514	6.731% due 07/01/43	100	112
Series 2007-HY3 Class 4A1			Municipal Electric Authority of Georgia
2.543% due 03/25/37 (Ê)	288	268	Revenue Bonds
Wells Fargo Mortgage Backed Securities			6.637% due 04/01/57	370	383
Trust			7.055% due 04/01/57	345	337
Series 2006-2 Class 2A3			New York City Water & Sewer System
5.500% due 03/25/36	99	94	Revenue Bonds
Series 2006-AR2 Class 2A1			5.375% due 06/15/43	525	557
2.641% due 03/25/36 (Ê)	138	138	New York State Dormitory Authority
Series 2006-AR2 Class 2A3			Revenue Bonds
2.641% due 03/25/36 (Ê)	207	205	5.000% due 03/15/23	200	234
Series 2006-AR4 Class 1A1			5.000% due 12/15/27	200	224
5.762% due 04/25/36 (Ê)	371	347	5.000% due 03/15/29	200	218
Series 2006-AR10 Class 4A1			5.000% due 03/15/41	200	207
2.692% due 07/25/36 (Ê)	37	33	North Carolina Turnpike Authority
Series 2006-AR17 Class A1			Revenue Bonds
2.631% due 10/25/36 (Ê)	651	587	6.700% due 01/01/39	100	109
Series 2007-8 Class 1A16			Public Power Generation Agency
6.000% due 07/25/37	122	116	Revenue Bonds
Series 2007-AR8 Class A1			7.242% due 01/01/41	100	108
5.977% due 11/25/37 (Ê)	198	174	San Diego County Regional Airport
WF-RBS Commercial Mortgage Trust			Authority Revenue Bonds
Series 2011-C5 Class A4			6.628% due 07/01/40	100	109
3.667% due 11/15/44	545	554	State of California General Obligation
		224,818	Unlimited
Municipal Bonds - 1.6%			6.650% due 03/01/22	775	926

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.500% due 04/01/34		100	127	3.750% due 09/28/20 (Æ)	EUR	668	1,011
7.550% due 04/01/39		255	332	Malaysia Government Bond
State of Illinois General Obligation				Series 0110
Unlimited				3.835% due 08/12/15	MYR	728	226
5.877% due 03/01/19		375	402	Series 0113
5.100% due 06/01/33		440	390	3.172% due 07/15/16	MYR	659	201
7.350% due 07/01/35		350	372	Series 0409
State of Louisiana Gasoline & Fuels Tax				3.741% due 02/27/15	MYR	440	136
Revenue Bonds				Series 1/06
3.000% due 05/01/43		400	401	4.262% due 09/15/16	MYR	1,224	384
State of Texas General Obligation				Series 2/05
Unlimited				4.720% due 09/30/15 (Þ)	MYR	140	44
5.517% due 04/01/39		250	282	Mexican Bonos
State of Wisconsin Revenue Bonds				Series M 20
5.050% due 05/01/18 (µ)		100	111	7.500% due 06/03/27	MXN	11,412	954
University of California Revenue Bonds				Series M 30
5.000% due 05/15/28		300	332	10.000% due 11/20/36	MXN	14,469	1,456
6.270% due 05/15/31		400	431	Series M
			11,787	8.000% due 06/11/20	MXN	19,200	1,669
Non-US Bonds - 5.5%				New Zealand Government Bond
Australia Government Bond				Series 1217
Series 120				6.000% due 12/15/17	NZD	500	449
6.000% due 02/15/17	AUD	1,894	1,945	Series 423
Series 126				5.500% due 04/15/23	NZD	1,270	1,129
4.500% due 04/15/20	AUD	4,540	4,487	Series 521
Series 133				6.000% due 05/15/21	NZD	3,850	3,521
5.500% due 04/21/23	AUD	1,560	1,650	Norway Government Bond
Belgium Government Bond				Series 472
Series 60				4.250% due 05/19/17	NOK	13,280	2,384
4.250% due 03/28/41 (Þ)	EUR	360	544	Peru Government Bond
Brazil Notas do Tesouro Nacional				7.840% due 08/12/20	PEN	2,750	1,143
Series NTNB				Peruvian Government International
6.000% due 05/15/45	BRL	404	436	Bond
6.000% due 08/15/50	BRL	605	638	Series REGS
				8.600% due 08/12/17	PEN	475	198
Series NTNF
10.000% due 01/01/23	BRL	2,068	872	6.950% due 08/12/31	PEN	285	109
Colombia Government International				Poland Government Bond
Bond				Series 0417
7.750% due 04/14/21	COP	2,112,000	1,252	4.750% due 04/25/17	PLN	4,470	1,486
9.850% due 06/28/27	COP	1,426,000	977	Series 1019
				5.500% due 10/25/19	PLN	3,210	1,104
Granite Master Issuer PLC
Series 2005-1 Class A5				Province of Quebec Canada
0.307% due 12/20/54 (Ê)	EUR	260	348	3.500% due 12/01/22	CAD	500	488
Series 2005-4 Class A5				Red & Black Auto Germany
0.327% due 12/20/54 (Ê)	EUR	111	149	Series 2012-1 Class A
				1.097% due 12/15/20 (Ê)	EUR	38	52
Series 2006-4 Class A7
0.347% due 12/20/54 (Ê)	EUR	278	372	SC Germany Auto UG
				Series 2011-2 Class A
Ireland Government Bond				1.078% due 11/13/21 (Ê)	EUR	862	1,174
5.000% due 10/18/20	EUR	580	849	South Africa Government Bond
5.400% due 03/13/25	EUR	1,550	2,296	Series R203
Italy Buoni Poliennali Del Tesoro				8.250% due 09/15/17	ZAR	14,670	1,533
4.500% due 07/15/15	EUR	500	707	Series R214
4.000% due 09/01/20	EUR	640	878	6.500% due 02/28/41	ZAR	8,920	669
Kingdom of Belgium				Wood Street CLO 1 BV

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2005-I Class A				0.375% due 08/31/15	2,975	2,978
0.544% due 11/22/21 (Ê)	EUR	145	192	0.875% due 09/15/16	285	287
			40,112	0.750% due 12/31/17	1,745	1,715
United States Government Agencies - 1.9%				0.875% due 01/31/18	900	888
Fannie Mae				3.500% due 02/15/18	2,400	2,637
5.000% due 05/11/17		100	114	0.750% due 02/28/18	2,600	2,550
Federal Home Loan Banks				0.750% due 03/31/18	2,200	2,153
2.500% due 05/26/15		1,020	978	0.625% due 04/30/18	2,100	2,041
0.550% due 06/03/16		1,075	1,070	1.000% due 05/31/18	800	790
Federal Home Loan Mortgage Corp.				1.375% due 06/30/18	5,030	5,043
0.500% due 09/14/15		1,905	1,907
2.000% due 08/25/16		675	699	1.375% due 07/31/18	200	200
1.000% due 06/29/17		200	200	1.500% due 08/31/18	10,498	10,569
1.000% due 09/29/17		200	198	1.375% due 09/30/18	4,785	4,782
0.875% due 03/07/18		400	391	1.125% due 05/31/19	7,900	7,684
3.750% due 03/27/19		300	330	0.875% due 07/31/19	1,700	1,623
1.250% due 08/01/19		100	96	1.000% due 08/31/19	9,100	8,733
1.250% due 10/02/19		400	382	1.000% due 09/30/19	4,000	3,832
2.375% due 01/13/22		100	97	1.250% due 10/31/19	300	291
Series 1				1.000% due 11/30/19	200	191
1.000% due 07/28/17		400	399	1.250% due 02/29/20	400	385
0.750% due 01/12/18		800	780	1.125% due 03/31/20	700	667
Federal National Mortgage Association				1.125% due 04/30/20	2,200	2,091
0.500% due 01/29/16		1,895	1,893	1.375% due 05/31/20	200	193
1.250% due 01/30/17		300	303	1.750% due 05/15/23	5,340	4,948
0.875% due 08/28/17		100	99	2.500% due 08/15/23	641	634
0.875% due 10/26/17		1,600	1,577	6.250% due 08/15/23	380	503
0.875% due 12/20/17		100	98	2.750% due 08/15/42	3,410	2,827
0.875% due 02/08/18		1,500	1,466	2.875% due 05/15/43	2,270	1,927
0.875% due 05/21/18		300	291			102,908
1.875% due 09/18/18		200	202	Total Long-Term Investments
Freddie Mac				(cost $562,241)		567,845
5.500% due 08/23/17		100	117
			13,687	Common Stocks - 0.0%
United States Government Treasuries - 14.2%				Utilities - 0.0%
United States Treasury Principal				Dynegy, Inc.(Æ)	16,210	313
Principal Only STRIP				Total Common Stocks
Zero coupon due 11/15/27		1,350	842	(cost $324)		313
United States Treasury Inflation Indexed
Bonds				Preferred Stocks - 0.2%
0.500% due 04/15/15		577	589	Financial Services - 0.2%
0.125% due 04/15/16		3,371	3,459	Centaur Funding Corp.	660	812
0.125% due 04/15/17		6,613	6,819	DG Funding Trust(Å)	49	347
0.125% due 04/15/18		2,794	2,878	XLIT, Ltd.	260	217
						1,376
1.250% due 07/15/20		643	703
0.125% due 07/15/22		813	800	Total Preferred Stocks
				(cost $1,533)		1,376
2.375% due 01/15/25		3,966	4,733
2.000% due 01/15/26		353	407	Options Purchased - 0.0%
2.375% due 01/15/27		3,127	3,763	(Number of Contracts)
1.750% due 01/15/28		2,676	2,997	Swaptions
2.125% due 02/15/41		1,483	1,756	(Fund Receives/Fund Pays)
United States Treasury Notes				USD 0.450%/USD Three Month LIBOR

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Apr 2018 0.00 Put (1)	1,680	(ÿ)	158	Federal Farm Credit Banks
USD 4.500%/USD Three Month LIBOR				0.140% due 09/19/14 (Ê)	1,230	1,230
Mar 2018 0.00 Put (2)	2,670	(ÿ)	248	Federal Home Loan Bank Discount
Total Options Purchased				Notes
(cost $297)			406	Zero coupon due 11/13/13 (ç)(~)	925	925
				Zero coupon due 11/27/13 (ç)(~)	1,100	1,100

Short-Term Investments - 29.9%				Zero coupon due 12/11/13 (~)	200	200
Adam Aircraft Industries - Term Loan				Zero coupon due 12/13/13 (~)	1,400	1,400
15.130% due 05/23/13 (Þ)	49		—	Federal Home Loan Mortgage Corp.
Ally Auto Receivables Trust				1.375% due 02/25/14	265	266
Series 2013-SN1 Class A1				Federal National Mortgage Association
0.240% due 06/20/14	337		337	Discount Notes
Ally Financial, Inc.				Zero coupon due 12/04/13 (~)	1,620	1,620
7.500% due 12/31/13	1,900		1,926	First Investors Auto Owner Trust
AmeriCredit Automobile Receivables				Series 2013-2A Class A1
Trust				0.340% due 06/16/14 (Þ)	129	129
Series 2013-3 Class A1				Ford Credit Auto Owner Trust
0.250% due 06/09/14	131		131	Series 2013-B Class A1
ARI Fleet Lease Trust				0.210% due 05/15/14 (Þ)	114	114
Series 2013-A Class A1				Gazprom OAO Via White Nights
0.260% due 04/15/14 (Þ)	141		141	Finance BV
Autonomous Community of Valencia				Series REGS
Spain				10.500% due 03/25/14	200	209
4.750% due 03/20/14	100		136	GE Equipment Transportation LLC
Banco Santander Brasil SA				Series 2013-1 Class A1
3.100% due 10/01/13 (ç)(~)	500		500	0.260% due 03/24/14	130	130
Banco Santander Brazil SA				General Electric Capital Corp.
2.352% due 03/18/14 (Ê)(Þ)	200		200	5.900% due 05/13/14	350	362
Bank of America Corp.				Series EMTN
7.375% due 05/15/14	305		317	0.394% due 03/20/14 (Ê)	400	400
BMW Vehicle Lease Trust				Series MTNA
Series 2013-1 Class A1				0.514% due 09/15/14 (Ê)	420	421
0.200% due 01/21/14	8		8	Goldman Sachs Group, Inc. (The)
British Telecommunications PLC				6.000% due 05/01/14	150	155
0.800% due 03/10/14 (~)	1,700		1,697	Hewlett-Packard Co.
Carmax Auto Owner Trust				0.950% due 10/30/13 (ç)(~)	1,900	1,899
Series 2013-2 Class A1				Honda Auto Receivables Owner Trust
0.210% due 05/15/14	522		522	Series 2013-2 Class A1
Cellco Partnership / Verizon Wireless				0.240% due 05/16/14	522	522
Capital LLC				Series 2013-3 Class A1
7.375% due 11/15/13	235		237	0.220% due 08/15/14	1,565	1,566
CHS/Community Health Systems, Inc.				International Lease Finance Corp.
Non Extended Term Loan				6.500% due 09/01/14 (Þ)	720	747
2.445% due 07/25/14	288		287	Intesa Sanpaolo SpA
CIT Group, Inc.				2.662% due 02/24/14 (Ê)(Þ)	200	201
5.250% due 04/01/14 (Þ)	1,200		1,220	Italy Buoni Ordinari del Tesoro BOT
Citigroup, Inc.				Zero coupon due 02/28/14	100	135
1.516% due 11/08/13 (Ê)	900		901	Zero coupon due 07/14/14	300	403
Dexia Credit Local SA NY				Zero coupon due 08/14/14	500	670
0.744% due 04/29/14 (Ê)(Þ)	500		500	Zero coupon due 09/12/14	700	937
Electricite de France SA				Italy Buoni Poliennali Del Tesoro
5.500% due 01/26/14 (Å)	200		203	3.500% due 06/01/14	200	275
Enterprise Fleet Financing LLC				JPMorgan Chase & Co.
Series 2013-1 Class A1				5.375% due 01/15/14	170	172
0.260% due 03/20/14 (Þ)	186		186	Macquarie Bank Ltd

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.325% due 10/24/13 (ç)(~)	1,875	1,875	Repurchase Agreements - 1.9%
Mercedes-Benz Auto Lease Trust			Agreement with Bank of America
Series 2013-A Class A1			Securities, LLC and State Street
0.270% due 05/15/14	547	547	Bank (Tri-Party) of $12,400 dated
Metropolitan Life Global Funding I			September 6, 2013 at 0.050% to be
5.125% due 06/10/14 (Þ)	200	206	repurchased at $12,400 on October
Ralph Lauren Corp.			4, 2013 collateralized by: $13,021
4.500% due 10/04/13	125	169	par various United States Treasury
RBS Holdings USA, Inc.			Obligations, valued at $12,848.	12,400	12,400
0.366% due 01/22/14 (~)	1,885	1,884	Agreement with Morgan Stanley Co., Inc.
			and State Street Bank (Tri-Party) of
Russell U.S. Cash Management Fund	145,455,884	145,456	$1,100 dated September 30, 2013 at
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (Þ)	400	400	0.090% to be repurchased at $1,100
			on October 1, 2013 collateralized
Sempra Energy			by: $1,135 par various United States
2.000% due 03/15/14	255	257	Treasury Obligations, valued at
SMART Trust			$1,121	1,100	1,100
Series 2012-1USA Class A2A
1.040% due 09/14/14 (Þ)	122	122	Total Repurchase Agreements
Series 2013-2US Class A1			(cost $13,500)		13,500

0.260% due 05/14/14	344	344	Total Investments 110.2%
Spain Letras del Tesoro
Zero coupon due 03/14/14	100	135	(identified cost $795,086)		800,747
Zero coupon due 09/19/14	300	401	Other Assets and Liabilities,
Springleaf Finance Corp.			Net- (10.2%)		(74,394)
Series REGS
4.125% due 11/29/13	1,200	1,619	Net Assets - 100.0%		726,353
Timken Co.
6.000% due 09/15/14	150	157
United States Treasury Bills
Zero coupon due 11/14/13 (ç)(~)	13,730	13,729
Zero coupon due 12/05/13 (~)	40	40
Zero coupon due 02/27/14 (~)	1,500	1,500
United States Treasury Inflation Indexed
Bonds
1.250% due 04/15/14	1,330	1,340
2.000% due 07/15/14	16,389	16,803
Vodafone Group PLC
0.750% due 01/02/14 (~)	1,100	1,099
Volkswagen Auto Lease Trust
Series 2013-A Class A1
0.230% due 08/15/14	917	917
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A1
0.200% due 03/20/14	158	158
Volkswagen International Finance NV
0.884% due 04/01/14 (Ê)(Þ)	400	401
Volvo Financial Equipment LLC
Series 2013-1A Class A1
0.260% due 04/15/14 (Þ)	275	275
WM Wrigley Jr Co.
3.700% due 06/30/14 (Å)	1,800	1,836

Total Short-Term Investments
(cost $217,191)		217,307

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost		Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)		(000)
Securities	Date	or Shares		$	$		$
0.4%
DG Funding Trust	11/04/03		49	10,537.11		516	347
Electricite de France SA	01/21/09		200,000	99.97		200	203
Vivendi SA	04/03/12		200,000	100.00		200	204
WM Wrigley Jr Co.	02/28/13		1,800,000	102.87		1,853	1,836
							2,590
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
	Number of		Notional		Expiration		(Depreciation)
	Contracts		Amount		Date		$

Long Positions
Eurodollar Futures (CME)		17	USD	4,232	09/14		3
Eurodollar Futures (CME)		30	USD	7,462	12/14		6
Eurodollar Futures (CME)		254	USD	63,014	06/15		82
Eurodollar Futures (CME)		228	USD	56,454	09/15		37
Eurodollar Futures (CME)		80	USD	19,759	12/15		(64)
Eurodollar Futures (CME)		13	USD	3,202	03/16		(15)
Eurodollar Futures (CME)		1	USD	246	06/16		—
Eurodollar Futures (CME)		4	USD	980	09/16		3
Eurodollar Futures (CME)		2	USD	489	12/16		3
Eurodollar Futures (CME)		1	USD	244	03/17		1
Eurodollar Futures (CME)		2	USD	486	06/17		3
Three Month Sterling Interest Rate Futures (United Kingdom)		2	GBP	248	03/15		(1)
United States Treasury 30 Year Bond Futures		113	USD	15,071	12/13		212
United States Treasury 2 Year Note Futures		98	USD	21,586	12/13		56
United States Treasury 5 Year Note Futures		247	USD	29,899	12/13		416
United States Treasury 10 Year Note Futures		333	USD	42,088	12/13		637
United States Treasury Ultra Long-Term Bond Futures		6	USD	853	12/13		10
Short Positions
Canada Government 10 Year Bond Futures (Canada)		19	CAD	2,463	12/13		(26)
Euro-Bobl Futures (Germany)		24	EUR	2,987	12/13		(46)
Euro-Bund Futures (Germany)		1	EUR	141	12/13		(3)
Eurodollar Futures (CME)		30	USD	7,410	12/15		(10)
Euro-OAT Futures (Germany)		16	EUR	2,120	12/13		(46)
Japan Government 10 Year Bond Futures (TSE) (Japan)		4	JPY	576,480	12/13		(50)
United Kingdom Long Gilt Bond Futures (United Kingdom)		34	GBP	3,751	12/13		(58)
United States Treasury 30 Year Bond Futures		8	USD	1,067	12/13		(17)
United States Treasury 5 Year Note Futures		29	USD	3,510	12/13		(39)
United States Treasury 10 Year Note Futures		61	USD	7,710	12/13		(126)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							968

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options	Put	1	1.10	USD	200	12/18/13	—
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(7)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	—
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.400%	Call	3	0.00		1,400	03/12/14	(1)
USD Three Month LIBOR/USD 0.650%	Call	1	0.00		300	12/18/13	—
USD Three Month LIBOR/USD 1.400%	Call	1	0.00		7,200	01/27/14	(18)
USD Three Month LIBOR/USD 2.500%	Call	1	0.00		500	01/27/14	(2)
USD 0.400%/USD Three Month LIBOR	Put	3	0.00		1,400	03/12/14	(1)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		300	12/18/13	—
USD 1.500%/USD Three Month LIBOR	Put	1	0.00		3,900	10/28/13	(27)
USD 1.900%/USD Three Month LIBOR	Put	3	0.00		12,600	10/18/13	(7)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		7,200	01/27/14	(42)
USD 3.500%/USD Three Month LIBOR	Put	1	0.00		2,170	10/10/13	—
USD 3.500%/USD Three Month LIBOR	Put	1	0.00		500	01/27/14	(2)
Total Liability for Options Written (premiums received $226)							(111)

Transactions in options written contracts for the period ended September 30, 2013 were as follows:
			Number of		Premiums
				Contracts	Received
Outstanding December 31, 2012				163	$296
Opened				471	589
Closed				(480)	(487)
Expired				(131)	(172)
Outstanding September 30, 2013				(23)	$226

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty			Sold	Bought		Settlement Date	$
Bank of America		JPY	16,047	USD	162	10/17/13	(1)
Citibank		CAD	1,919	USD	1,871	12/23/13	12
Citibank		EUR	99	USD	132	10/02/13	(2)
Citibank		EUR	601	USD	802	10/02/13	(11)
Citibank		EUR	4,699	USD	6,266	10/02/13	(90)
Citibank		GBP	3,675	EUR	4,342	11/08/13	(74)
Credit Suisse		USD	823	BRL	1,912	11/04/13	32
Deutsche Bank		USD	2,578	EUR	1,914	10/02/13	11
Deutsche Bank		EUR	2,482	NOK	19,889	11/08/13	(55)
Deutsche Bank		EUR	1,914	USD	2,578	11/04/13	(11)
Deutsche Bank		GBP	2,427	EUR	2,873	11/08/13	(41)
Goldman Sachs		USD	310	CAD	320	12/23/13	—
Goldman Sachs		USD	5,126	EUR	3,788	10/02/13	(1)
Goldman Sachs		EUR	528	USD	714	10/02/13	—
Goldman Sachs		EUR	1,386	USD	1,875	10/02/13	—
Goldman Sachs		EUR	3,788	USD	5,126	11/04/13	1
Goldman Sachs		JPY	276,702	USD	2,800	11/08/13	(16)
HSBC		USD	191	CAD	196	12/23/13	(1)
HSBC		EUR	99	USD	134	10/02/13	—
JPMorgan Chase		USD	830	AUD	908	10/30/13	15

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
JPMorgan Chase	USD	1,098	AUD	1,204	10/30/13	24
JPMorgan Chase	USD	1,801	AUD	2,007	10/30/13	67
JPMorgan Chase	USD	237	BRL	563	10/30/13	15
JPMorgan Chase	USD	951	CAD	994	10/30/13	14
JPMorgan Chase	USD	1,157	CHF	1,081	10/30/13	39
JPMorgan Chase	USD	392	CLP	200,256	10/30/13	3
JPMorgan Chase	USD	137	COP	265,797	10/30/13	2
JPMorgan Chase	USD	217	COP	421,667	10/30/13	4
JPMorgan Chase	USD	261	CZK	5,105	10/30/13	7
JPMorgan Chase	USD	1,589	EUR	1,194	10/02/13	26
JPMorgan Chase	USD	425	EUR	322	10/30/13	11
JPMorgan Chase	USD	737	EUR	559	10/30/13	20
JPMorgan Chase	USD	6,024	GBP	3,922	10/30/13	324
JPMorgan Chase	USD	540	IDR	6,340,181	10/30/13	5
JPMorgan Chase	USD	1,161	KRW 1,302,129		10/30/13	48
JPMorgan Chase	USD	3,333	KRW 3,737,441		10/30/13	138
JPMorgan Chase	USD	501	MXN	6,732	10/30/13	12
JPMorgan Chase	USD	6	MXN	81	12/17/13	—
JPMorgan Chase	USD	4,399	MYR	14,004	10/30/13	(111)
JPMorgan Chase	USD	303	NOK	1,853	10/30/13	5
JPMorgan Chase	USD	3,591	NOK	21,286	10/30/13	(55)
JPMorgan Chase	USD	71	NZD	87	10/30/13	1
JPMorgan Chase	USD	72	NZD	88	10/30/13	1
JPMorgan Chase	USD	106	NZD	131	10/30/13	2
JPMorgan Chase	USD	125	NZD	153	10/30/13	2
JPMorgan Chase	USD	141	NZD	175	10/30/13	4
JPMorgan Chase	USD	182	NZD	218	10/30/13	(1)
JPMorgan Chase	USD	747	NZD	951	10/30/13	41
JPMorgan Chase	USD	1,019	NZD	1,293	10/30/13	53
JPMorgan Chase	USD	194	PEN	546	10/30/13	2
JPMorgan Chase	USD	163	PLN	514	10/30/13	1
JPMorgan Chase	USD	227	PLN	721	10/30/13	4
JPMorgan Chase	USD	271	PLN	850	10/30/13	1
JPMorgan Chase	USD	304	PLN	964	10/30/13	4
JPMorgan Chase	USD	424	PLN	1,355	10/30/13	9
JPMorgan Chase	USD	425	PLN	1,387	10/30/13	18
JPMorgan Chase	USD	173	RUB	5,814	10/30/13	6
JPMorgan Chase	USD	6,065	SEK	39,448	10/30/13	69
JPMorgan Chase	USD	505	SGD	643	10/30/13	8
JPMorgan Chase	USD	295	TRY	612	10/30/13	7
JPMorgan Chase	USD	1,231	TWD	36,844	10/30/13	16
JPMorgan Chase	USD	1,849	TWD	55,103	10/30/13	16
JPMorgan Chase	USD	189	ZAR	1,960	10/30/13	5
JPMorgan Chase	USD	627	ZAR	6,172	10/30/13	(15)
JPMorgan Chase	AUD	20,090	USD	18,302	10/30/13	(406)
JPMorgan Chase	BRL	364	USD	155	10/30/13	(8)
JPMorgan Chase	BRL	493	USD	205	10/30/13	(16)
JPMorgan Chase	BRL	508	USD	228	10/30/13	1
JPMorgan Chase	BRL	631	USD	279	10/30/13	(4)
JPMorgan Chase	BRL	654	USD	291	10/30/13	(2)
JPMorgan Chase	BRL	1,771	USD	745	10/30/13	(49)
JPMorgan Chase	BRL	4,866	USD	2,141	10/30/13	(40)
JPMorgan Chase	CAD	1,154	USD	1,119	10/30/13	—
JPMorgan Chase	CHF	1,071	USD	1,166	10/30/13	(19)
JPMorgan Chase	CLP	1,793,307	USD	3,492	10/30/13	(47)
JPMorgan Chase	COP	1,876,320	USD	962	10/30/13	(20)
JPMorgan Chase	COP	5,255,755	USD	2,760	10/30/13	10
JPMorgan Chase	CZK	45,342	USD	2,317	10/30/13	(71)

See accompanying notes which are an integral part of this quarterly report.

44 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
JPMorgan Chase		EUR	2,414	NOK	19,346		11/08/13	(53)
JPMorgan Chase		EUR	7,523	USD	9,962		10/30/13	(217)
JPMorgan Chase		GBP	472	USD	737		10/30/13	(27)
JPMorgan Chase		IDR 18,368,940		USD	1,725		10/30/13	146
JPMorgan Chase		IDR 38,436,893		USD	3,618		10/30/13	315
JPMorgan Chase		JPY	305,022	USD	3,087		11/08/13	(17)
JPMorgan Chase		KRW	565,366	USD	515		10/30/13	(10)
JPMorgan Chase		MXN	2,807	USD	221		10/30/13	7
JPMorgan Chase		MXN	6,404	USD	479		10/30/13	(9)
JPMorgan Chase		MYR	1,590	USD	482		10/30/13	(5)
JPMorgan Chase		NOK	4,226	USD	695		10/30/13	(7)
JPMorgan Chase		NZD	2,277	USD	1,790		10/30/13	(97)
JPMorgan Chase		NZD	17,354	USD	13,787		10/30/13	(597)
JPMorgan Chase		PEN	8,545	USD	3,044		10/30/13	(14)
JPMorgan Chase		PLN	1,187	USD	365		10/30/13	(14)
JPMorgan Chase		PLN	3,596	USD	1,121		10/30/13	(29)
JPMorgan Chase		RUB	52,140	USD	1,584		10/30/13	(18)
JPMorgan Chase		SEK	4,435	USD	671		10/30/13	(19)
JPMorgan Chase		SGD	5,903	USD	4,662		10/30/13	(44)
JPMorgan Chase		TRY	2,384	USD	1,196		10/30/13	22
JPMorgan Chase		TRY	3,108	USD	1,596		10/30/13	65
JPMorgan Chase		TWD	10,399	USD	351		10/30/13	(1)
JPMorgan Chase		ZAR	545	USD	55		10/30/13	1
JPMorgan Chase		ZAR	689	USD	69		10/30/13	1
JPMorgan Chase		ZAR	691	USD	70		10/30/13	1
JPMorgan Chase		ZAR	1,026	USD	103		10/30/13	1
JPMorgan Chase		ZAR	1,369	USD	137		10/30/13	1
JPMorgan Chase		ZAR	1,667	USD	171		10/30/13	6
JPMorgan Chase		ZAR	2,690	USD	261		10/30/13	(6)
Morgan Stanley		USD	792	BRL	1,796		10/02/13	18
Morgan Stanley		USD	689	EUR	516		10/02/13	9
Morgan Stanley		BRL	1,796	USD	744		10/02/13	(66)
Morgan Stanley		BRL	1,796	USD	786		11/04/13	(18)
Royal Bank of Scottland		EUR	2,414	NOK	19,344		11/08/13	(54)
Royal Bank of Scottland		GBP	75	USD	117		12/12/13	(4)
UBS		USD	35	SEK	223		11/08/13	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(784)

Index Swap Contracts
Amounts in thousands
								Fair
Fund Receives		Notional					Termination	Value
Underlying Security	Counterparty	Amount			Terms		Date	$
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Bank of America	USD	4,994			0.120%	03/01/14	47
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	14,609			0.140%	10/01/13	139
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	1,948			0.120%	03/01/14	18
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	4,894			0.120%	03/01/14	46
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	39,850			0.090%	04/01/14	379
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	14,841			0.090%	04/01/14	141

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 45

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Index Swap Contracts
Amounts in thousands
										Fair
Fund Receives				Notional					Termination	Value
Underlying Security			Counterparty	Amount				Terms	Date	$
								1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index			Barclays	USD	10,000			0.130%	09/01/14	95
								1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index			Barclays	USD	10,000			0.080%	10/01/14	—
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $ - (å)										865

Interest Rate Swaps

Amounts in thousands
										Fair
									Termination	Value
Counterparty	Notional Amount		Fund Receives					Fund Pays	Date	$
Bank of America	BRL	100	8.860%		Brazil Interbank Deposit Rate				01/02/17	(2)
Bank of America	MXN	1,000	5.500%		Mexico Interbank 28 Day Deposit Rate				09/13/17	2
Barclays	MXN	700	5.600%		Mexico Interbank 28 Day Deposit Rate				09/06/16	2
Barclays	MXN	5,000	5.500%		Mexico Interbank 28 Day Deposit Rate				09/13/17	8
Barclays	USD	425	Three Month LIBOR		2.481%				11/15/27	44
Barclays	USD	425	Three Month LIBOR		2.417%				11/15/27	47
Barclays Bank	USD	2,090	3.145%		Three Month LIBOR				03/15/26	(116)
Barclays Bank	USD	940	Three Month LIBOR		3.490%				03/15/46	100
Citibank	USD	850	Three Month LIBOR		2.714%				08/15/42	147
Citigroup	USD	5,200	1.000%		Federal Fund Effective Rate - 1 Year				10/15/17	(58)
Goldman Sachs	USD	15,500	1.500%		Three Month LIBOR				03/18/16	90
Goldman Sachs	BRL	100	9.095%		Brazil Interbank Deposit Rate				01/02/17	(2)
Goldman Sachs	USD	2,270	2.804%		Three Month LIBOR				04/09/26	(195)
Goldman Sachs	USD	1,020	Three Month LIBOR		3.125%				04/09/46	174
HSBC	MXN	1,300	5.600%		Mexico Interbank 28 Day Deposit Rate				09/06/16	3
HSBC	MXN	1,000	5.500%		Mexico Interbank 28 Day Deposit Rate				09/13/17	2
JPMorgan Chase	HKD	19,850	Three Month LIBOR		1.085%				10/25/19	125
			Six Month Singapore
JPMorgan Chase	SGD	3,150	Offered Rate		1.315%				10/30/19	80
JPMorgan Chase	HKD	1,050	Three Month LIBOR		1.260%				02/14/20	6
			Six Month Singapore
JPMorgan Chase	SGD	175	Offered Rate		1.440%				02/17/20	4
JPMorgan Chase	HKD	2,300	Three Month LIBOR		1.140%				04/29/20	17
			Six Month Singapore
JPMorgan Chase	SGD	350	Offered Rate		1.185%				05/04/20	14
Morgan Stanley	MXN	38,000	5.500%		Mexico Interbank 28 Day Deposit Rate				09/13/17	61
Morgan Stanley	USD	1,700	3.000%		Three Month LIBOR				09/21/17	11
Morgan Stanley	MXN	500	6.350%		Mexico Interbank 28 Day Deposit Rate				06/02/21	—
Morgan Stanley	USD	10,800	Three Month LIBOR		3.500%				12/18/43	412
Total Fair Value on Open Interest Rate Swap
Contracts Premiums Paid (Received) - $686 (å)										976

Credit Default Swap Contracts

Amounts in thousands
Corporate Issues
				Implied				Fund (Pays)/		Fair
				Credit		Notional		Receives	Termination	Value
Reference Entity			Counterparty	Spread		Amount		Fixed Rate	Date	$
General Electric Capital Corp.		Citigroup		0.141%		USD	200	4.000%	12/20/13	2
General Electric Capital Corp.		Deutsche Bank		0.141%		USD	100	4.900%	12/20/13	1

See accompanying notes which are an integral part of this quarterly report.

46 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
			Implied			Fund (Pays)/			Fair
			Credit	Notional		Receives	Termination		Value
Reference Entity	Counterparty		Spread	Amount		Fixed Rate	Date		$
MetLife, Inc.	Barclays		0.368%	USD	4,500	1.000%	09/20/15		56
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($56)									59

Credit Indices
			Implied			Fund (Pays)/			Fair
			Credit	Notional		Receives	Termination		Value
Reference Entity	Counterparty		Spread	Amount		Fixed Rate	Date		$
CDX Investment Grade Index	UBS		0.020%	USD	3,000	1.000%	06/20/23		(60)
Dow Jones CDX Index	Barclays		3.170%	USD	800	5.000%	06/20/15		26
Dow Jones CDX Index	Deutsche Bank		3.170%	USD	900	5.000%	06/20/15		30
Dow Jones CDX Index	Morgan Stanley		3.170%	USD	800	5.000%	06/20/15		26
Dow Jones CDX Index	Pershing		0.139%	USD	193	0.548%	12/20/17		3
Dow Jones CDX Index	UBS		0.139%	USD	386	0.553%	12/20/17		7
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($30)									32

Sovereign Issues
			Implied			Fund (Pays)/			Fair
			Credit	Notional		Receives	Termination		Value
Reference Entity	Counterparty		Spread	Amount		Fixed Rate	Date		$
Brazil Government International Bond	Barclays		0.865%	USD	500	1.000%	06/20/15		1
Brazil Government International Bond	Deutsche Bank		0.865%	USD	1,000	1.000%	06/20/15		2
Brazil Government International Bond	Goldman Sachs		0.865%	USD	500	1.000%	06/20/15		1
Brazil Government International Bond	HSBC		0.917%	USD	100	1.000%	09/20/15		—
Brazil Government International Bond	UBS		0.917%	USD	100	1.000%	09/20/15		—
Brazil Government International Bond	Barclays		0.959%	USD	700	1.000%	12/20/15		(1)
Brazil Government International Bond	Bank of America		0.994%	USD	500	1.000%	03/20/16		(2)
Brazil Government International Bond	Credit Suisse		1.024%	USD	200	1.000%	06/20/16		(1)
Mexico Government International Bond	HSBC		0.583%	USD	500	1.000%	03/20/16		4
United Kingdom Gilt	Societe Generale		0.225%	USD	200	1.000%	03/20/15		3
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $13									7
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($73) (å)									98

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Long-Term Fixed Income Investments
Asset-Backed Securities		$—		$47,180		$314			$47,494
Corporate Bonds and Notes		—		84,624		2,305			86,929
International Debt		—		39,205		—			39,205
Loan Agreements		—		905		—			905
Mortgage-Backed Securities		—		219,991		4,827			224,818
Municipal Bonds		—		11,787		—			11,787
Non-US Bonds		—		40,112		—			40,112
United States Government Agencies		—		13,687		—			13,687
United States Government Treasuries		—		102,908		—			102,908
Common Stocks		313		—		—			313
Preferred Stocks		1,029		—		347			1,376
Options Purchased		—		406		—			406
Short-Term Investments		—		217,307		—			217,307
Repurchase Agreements		—		13,500		—			13,500

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 47

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Total Investments	1,342	791,612	7,793	800,747

Other Financial Instruments
Futures Contracts	968	—	—	968
Options Written	—	(101)	(10)	(111)
Foreign Currency Exchange Contracts	—	(784)	—	(784)
Index Swaps	—	865	—	865
Interest Rate Swap Contracts	—	290	—	290
Credit Default Swap Contracts	—	171	—	171
Total Other Financial Instruments*	$968	$441	$(10)	$1,399

*   Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2013, see note 2 in the Notes to Quarterly
Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine a value for the period ending
September 30, 2013 were as follows:

							Net	Net
				Accrued	Realized Transfers Transfers Net Change					Ending	Net Change
Category and	Beginning	Gross	Gross	Discounts/	Gain		into	out of in Unrealized Balance of			in
Subcategory	Balance Purchases Sales			(Premiums) (Loss)			Level 3 Level 3 Appreciation/ 9/30/2013 Unrealized
Long-Term Investments
Asset-Backed Securities	$317	$—	$—	$—		$—	$—	$—	$(3)	$314		$(3)
Corporate Bonds and Notes	1,976	926	286	11		(2)	14	287	(47)	2,305		(47)
International Debt	465	—	338	—		—	—	128	1	—		—
Mortgage-Backed Securities	3,200	2,914	741	(58)		(6)	552	921	(113)	4,827		(113)
Non-US Bonds	289	—	276	—		(4)	—	—	(9)	—		—
Preferred Stocks	360	—	—	—		—	—	—	(13)	347		(13)
Short-Term Investments	177	—	180	—		4	—	—	(1)	—		—
Total Investments	6,784	3,840	1,821	(47)		(8)	566	1,336	(185)	7,793		(176)

Other Financial Instruments
Options Written	(18)	—	—	—		—	—	—	8	(10)		8
Total Other Financial Instruments	$(18)	$—	$—	$—		$—	$—	$—	$8	$(10)		$8

See accompanying notes which are an integral part of this quarterly report.

48 Core Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 96.8%			Finland - 0.1%
Australia - 7.1%			Citycon OYJ	140,756	474
BGP Holdings PLC(Å)(Æ)	926,311	—	Sponda OYJ	64,600	334
CFS Retail Property Trust Group(ö)	1,169,853	2,183			808
Charter Hall Retail REIT(ö)	362,616	1,272
Commonwealth Property Office Fund(ö)	1,465,006	1,558	France - 3.6%
Cromwell Property Group(ö)	905,932	824	Fonciere Des Regions(ö)	3,243	269
Dexus Property Group(ö)	3,759,240	3,524	Gecina SA(ö)	19,452	2,487
Federation Centres, Ltd.(ö)	2,522,030	5,364	Klepierre - GDR(ö)	119,581	5,185
Goodman Group(ö)	1,559,167	7,098	Mercialys SA(ö)	60,125	1,204
GPT Group(ö)	142,000	461	Unibail-Rodamco SE(ö)	58,272	14,459
Mirvac Group (ö)	3,436,335	5,578			23,604
Stockland(ö)	1,056,710	3,815
Westfield Group(ö)	999,108	10,263	Germany - 1.7%
Westfield Retail Trust(ö)	1,560,538	4,324
			Deutsche Euroshop AG	16,068	696
		46,264	Deutsche Wohnen AG	294,019	5,261
			Gagfah SA(Æ)	85,302	1,112
Austria - 0.1%			GSW Immobilien AG	50,194	2,205
Conwert Immobilien Invest SE(Æ)	56,124	661	LEG Immobilien AG	28,002	1,613
		661	TAG Immobilien AG	13,330	165
					11,052
Belgium - 0.1%
Befimmo(ö)	1,148	80	Hong Kong - 9.4%
Cofinimmo(ö)	2,492	291	Agile Property Holdings, Ltd.	935,700	1,031
		371	Champion REIT(Æ)(ö)	1,173,000	535
			Cheung Kong Holdings, Ltd.	64,000	974
Brazil - 0.3%			Country Garden Holdings Co., Ltd.	1,914,788	1,224
Multiplan Empreendimentos			Franshion Properties China, Ltd.	1,302,000	428
Imobiliarios SA	75,576	1,807	Hang Lung Properties, Ltd. - ADR	263,705	898
			Henderson Land Development Co., Ltd.	731,619	4,519
		1,807	Hongkong Land Holdings, Ltd.	1,365,501	9,012
			Hysan Development Co., Ltd.	829,000	3,693
Canada - 2.7%			Kerry Properties, Ltd.	351,000	1,496
Allied Properties Real Estate Investment			Link REIT (The)(ö)	884,500	4,339
Trust (ö)	138,951	4,377	New World China Land, Ltd.	686,000	345
Boardwalk Real Estate Investment Trust			New World Development Co., Ltd.	3,851,967	5,791
(ö)	31,800	1,779	Shimao Property Holdings, Ltd.	1,311,000	3,015
Brookfield Office Properties, Inc.(Ñ)	85,409	1,634	Shui On Land, Ltd.	1,066,500	342
Calloway Real Estate Investment Trust			Sino Land Co., Ltd.	144,000	212
(ö)	21,700	513	Soho China, Ltd.	521,000	448
Canadian Apartment Properties (ö)	110,900	2,203	Sun Hung Kai Properties, Ltd.	903,246	12,287
Canadian Real Estate Investment			Swire Properties, Ltd.	406,600	1,140
Trust(ö)	43,600	1,718	Wharf Holdings, Ltd.	1,161,789	10,067
Chartwell Retirement Residences (Ñ)(ö)	70,664	693			61,796
Dundee Real Estate Investment Trust
Class A(Ñ)(ö)	40,900	1,153	Israel - 0.0%
First Capital Realty, Inc. Class A	29,600	487
H&R Real Estate Investment Trust(ö)	100,328	2,064	Azrieli Group	3,317	105
RioCan Real Estate Investment Trust (ö)	56,400	1,331
		17,952	Italy - 0.0%
			Beni Stabili SpA(ö)	407,200	253
China - 0.5%
China Overseas Land & Investment, Ltd.	829,600	2,444	Japan - 14.4%
Guangzhou R&F Properties Co., Ltd.	353,200	552	Activia Properties, Inc. (ö)	301	2,606
		2,996	Advance Residence Investment Corp. (ö)	148	345
			Aeon Mall Co., Ltd.	66,400	1,969
			Frontier Real Estate Investment Corp.(ö)	133	1,371
			GLP J-Reit(ö)	1,468	1,638

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 49

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hulic Co., Ltd.	111,700	1,668	UOL Group, Ltd.	33,000	162
Industrial & Infrastructure Fund			Wing Tai Holdings, Ltd.	105,000	172
Investment Corp. (ö)	173	1,642	Yanlord Land Group, Ltd.	200,000	195
Japan Logistics Fund, Inc. Class A(ö)	66	665			29,617
Japan Prime Realty Investment Corp.
Class A(ö)	1,348	4,732	Sweden - 0.9%
Japan Real Estate Investment Corp.
Class A(ö)	477	5,571	Castellum AB	200,477	2,859
Japan Retail Fund Investment Corp. (ö)	1,460	3,003	Fabege AB	128,665	1,421
Kenedix Realty Investment Corp. Class			Fastighets AB Balder Class B(Æ)	11,968	98
A(ö)	457	2,245	Hufvudstaden AB Class A	83,272	1,060
Mitsubishi Estate Co., Ltd.	757,867	22,329	Wallenstam AB Class B	4,649	64
Mitsui Fudosan Co., Ltd.	609,129	20,418	Wihlborgs Fastigheter AB	26,069	419
Mori Hills REIT Investment Corp. Class					5,921
A(ö)	215	1,486
Nippon Building Fund, Inc. (ö)	177	2,197	Switzerland - 0.3%
Nippon Prologis REIT, Inc. (ö)	208	2,075	Allreal Holding AG(Æ)	713	99
NTT Urban Development Corp.	47,588	623	Mobimo Holding AG(Æ)	490	102
Orix JREIT, Inc. (ö)	506	643	PSP Swiss Property AG(Æ)	20,719	1,799
Sumitomo Realty & Development Co.,			Swiss Prime Site AG Class A(Æ)	3,089	239
Ltd.	251,000	11,887			2,239
Tokyu Land Corp.	394,000	4,093

United Urban Investment Corp. Class			United Kingdom - 6.1%
A(ö)	716	1,093
		94,299	Big Yellow Group PLC(ö)	223,242	1,590
			British Land Co. PLC(ö)	239,870	2,243
			Capital & Counties Properties PLC	132,457	718
Netherlands - 0.8%			Derwent London PLC(ö)	103,430	3,967
Corio NV(ö)	85,220	3,671	Great Portland Estates PLC(ö)	516,916	4,510
Eurocommercial Properties NV(ö)	6,664	270	Hammerson PLC(ö)	1,140,584	9,251
Vastned Retail NV(ö)	9,787	417	Intu Properties PLC Class H(ö)	51,274	267
Wereldhave NV(ö)	7,215	523	Land Securities Group PLC(ö)	738,788	10,991
		4,881	Londonmetric Property PLC(ö)	759,420	1,476
			Quintain Estates & Development
Norway - 0.3%			PLC(Æ)	208,299	285
Norwegian Property ASA	1,572,053	2,078	Segro PLC(ö)	366,521	1,839
			Shaftesbury PLC(ö)	118,745	1,135
		2,078	ST Modwen Properties PLC(Æ)	5,493	27
			Unite Group PLC	218,261	1,395
Singapore - 4.5%			Workspace Group PLC(Æ)(ö)	716	5
Ascendas Real Estate Investment					39,699
Trust(ö)	408,000	741
CapitaCommercial Trust(Æ)(ö)	994,000	1,149	United States - 43.9%
CapitaLand, Ltd.	2,209,143	5,441
CapitaMall Trust Class A(ö)	2,219,000	3,467	Acadia Realty Trust(ö)	23,400	578
CapitaMalls Asia, Ltd.	1,631,000	2,541	Alexandria Real Estate Equities, Inc.(ö)	27,600	1,762
CDL Hospitality Trusts(Æ)(ö)	529,000	688	American Assets Trust, Inc.(ö)	77,995	2,379
City Developments, Ltd.	98,000	800	American Campus Communities, Inc.(ö)	23,441	800
Fortune Real Estate Investment Trust(Æ)			American Homes 4 Rent Class A(Æ)(ö)	35,200	568
(ö)	271,000	212	Apartment Investment & Management
Global Logistic Properties, Ltd.	2,544,000	5,859	Co. Class A(ö)	92,102	2,574
Keppel Land, Ltd.	427,697	1,207	Armada Hoffler Properties, Inc.(ö)	32,000	317
Keppel REIT(ö)	379,000	372	AvalonBay Communities, Inc.(ö)	92,407	11,743
Mapletree Commercial Trust(ö)	834,400	808	Aviv REIT, Inc.(Ñ)(ö)	6,900	157
Mapletree Greater China Commercial			BioMed Realty Trust, Inc.(ö)	87,100	1,619
Trust(Æ)(ö)	1,334,900	953	Boston Properties, Inc.(ö)	105,100	11,234
Mapletree Industrial Trust(Æ)(ö)	474,000	510	BRE Properties, Inc. Class A(ö)	60,446	3,068
Mapletree Logistics Trust(Æ)(ö)	772,000	659	Brookdale Senior Living, Inc. Class
Perennial China Retail Trust(Æ)(Ñ)	1,524,000	644	A(Æ)	40,839	1,074
Suntec Real Estate Investment Trust(Æ)			Camden Property Trust(ö)	29,800	1,831
(ö)	2,330,000	3,037	CBL & Associates Properties, Inc.(ö)	721	14

See accompanying notes which are an integral part of this quarterly report.

50 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Corporate Office Properties Trust(ö)	99,465	2,298	Vornado Realty Trust(ö)	110,199		9,264
Cousins Properties, Inc.(ö)	305,930	3,148	WP Carey, Inc.(ö)	451		29
CubeSmart Class A(ö)	243,522	4,344				287,492
DDR Corp.(ö)	636,598	10,000
Digital Realty Trust, Inc.(Ñ)(ö)	54,328	2,885	Total Common Stocks
Douglas Emmett, Inc.(ö)	120,409	2,826	(cost $530,381)			633,895
Duke Realty Corp.(ö)	92,652	1,431
DuPont Fabros Technology, Inc.(Ñ)(ö)	68,155	1,757	Short-Term Investments - 2.4%
EastGroup Properties, Inc.(ö)	26,600	1,575	United States - 2.4%
EPR Properties(ö)	35,900	1,750	Russell U.S. Cash Management Fund	15,191,300	(8)	15,191
Equity Lifestyle Properties, Inc. Class
A(ö)	75,637	2,584	Total Short-Term Investments
Equity Residential(ö)	216,893	11,619	(cost $15,191)			15,191
Essex Property Trust, Inc.(ö)	21,012	3,103	Other Securities - 2.0%
Extra Space Storage, Inc.(ö)	111,253	5,090
Federal Realty Investment Trust(ö)	40,700	4,130	Russell U.S. Cash Collateral Fund(×)	13,134,807	(8)	13,135
First Industrial Realty Trust, Inc.(ö)	87,201	1,419	Total Other Securities
First Potomac Realty Trust(ö)	58,100	730	(cost $13,135)			13,135
Forest City Enterprises, Inc. Class A(Æ)	253,515	4,802	Total Investments 101.2%
General Growth Properties, Inc.(ö)	111,800	2,157	(identified cost $558,707)			662,221
HCP, Inc.(ö)	133,900	5,484
Health Care REIT, Inc.(ö)	212,348	13,246	Other Assets and Liabilities,
Healthcare Trust of America, Inc. Class			Net - (1.2%)			(7,635)
A(ö)	109,768	1,155
Hersha Hospitality Trust Class A(ö)	175,044	978	Net Assets - 100.0%			654,586
Home Properties, Inc.(ö)	39,684	2,292
Host Hotels & Resorts, Inc.(ö)	519,112	9,172
Hudson Pacific Properties, Inc.(ö)	76,600	1,490
Hyatt Hotels Corp. Class A(Æ)	31,770	1,365
Icad, Inc.(ö)	7,636	698
Kilroy Realty Corp.(ö)	61,156	3,055
LaSalle Hotel Properties(ö)	31,000	884
Liberty Property Trust(ö)	57,300	2,040
Macerich Co. (The)(ö)	76,470	4,316
Mack-Cali Realty Corp.(ö)	93,829	2,059
Mid-America Apartment Communities,
Inc.(Ñ)(ö)	39,700	2,481
National Retail Properties, Inc.(Ñ)(ö)	57,419	1,827
Orient-Express Hotels, Ltd. Class A(Æ)	90,385	1,173
Parkway Properties, Inc.(ö)	3,200	57
Pebblebrook Hotel Trust(ö)	17,633	506
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)	178,100	3,092
Prologis, Inc.(ö)	506,443	19,052
PS Business Parks, Inc.(ö)	10,595	791
Public Storage(ö)	66,700	10,709
Ramco-Gershenson Properties Trust(ö)	20,400	314
Regency Centers Corp.(ö)	66,095	3,196
Retail Opportunity Investments Corp.(ö)	181,297	2,506
RLJ Lodging Trust(ö)	144,800	3,402
Senior Housing Properties Trust(ö)	76,897	1,795
Simon Property Group, Inc.(ö)	238,410	35,337
SL Green Realty Corp.(ö)	104,909	9,321
Sovran Self Storage, Inc.(ö)	40,612	3,073
Starwood Hotels & Resorts Worldwide,
Inc.	10,100	671
Strategic Hotels & Resorts, Inc.(Æ)(ö)	136,314	1,184
Tanger Factory Outlet Centers, Inc.(ö)	48,264	1,576
Taubman Centers, Inc.(ö)	22,800	1,535
UDR, Inc.(ö)	311,395	7,380
Ventas, Inc.(ö)	188,941	11,621

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 51

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or Shares		$	$	$
0.0%
BGP Holdings PLC	0		926,311	—	—	—
						—
For a description of restricted securities see note 6 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date	$

Long Positions
Dow Jones US Real Estate Index Futures		112	USD	2,766	12/13	14
FTSE EPRA Europe Futures (Germany)		211	EUR	3,225	12/13	41
Hang Seng Index Futures (Hong Kong)		8	HKD	9,153	10/13	(12)
MSCI Singapore IX ETS Futures (Singapore)		10	SGD	724	10/13	(8)
S&P Midcap 400 E-Mini Index Futures (CME)		37	USD	4,590	12/13	1
S&P TSE 60 Index Futures (Canada)		4	CAD	584	12/13	(2)
SPI 200 Index Futures (Australia)		7	AUD	914	12/13	(3)
TOPIX Index Futures (Japan)		16	JPY	191,440	12/13	10
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						41

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of Montreal	USD	1,582	EUR	1,186	12/18/13	22
Commonwealth Bank of Australia	USD	1,079	AUD	1,215	12/18/13	49
Commonwealth Bank of Australia	USD	1,582	EUR	1,186	12/18/13	22
Commonwealth Bank of Australia	USD	2,219	JPY	216,695	12/18/13	(14)
Credit Suisse	USD	352	SGD	451	12/18/13	8
Deutsche Bank	USD	91	AUD	100	12/18/13	2
Deutsche Bank	USD	262	EUR	200	12/18/13	8
Deutsche Bank	USD	750	HKD	5,814	12/18/13	—
Deutsche Bank	USD	300	JPY	30,000	12/18/13	6
Royal Bank of Canada	USD	687	CAD	722	12/18/13	13
Royal Bank of Canada	USD	1,582	EUR	1,186	12/18/13	22
Standard Chartered	USD	1,582	EUR	1,186	12/18/13	22
Standard Chartered	USD	750	HKD	5,814	12/18/13	—
Standard Chartered	USD	352	SGD	451	12/18/13	8
State Street	USD	32	AUD	35	10/01/13	—
State Street	USD	14	AUD	15	10/02/13	—
State Street	USD	89	AUD	100	12/18/13	4
State Street	USD	93	AUD	100	12/18/13	—
State Street	USD	94	AUD	100	12/18/13	(1)
State Street	USD	22	BRL	48	10/01/13	—
State Street	USD	90	CAD	93	10/01/13	—
State Street	USD	95	CAD	100	12/18/13	2
State Street	USD	97	CAD	100	12/18/13	—
State Street	USD	135	EUR	100	12/18/13	—
State Street	USD	264	EUR	200	12/18/13	6
State Street	USD	271	EUR	200	12/18/13	—
State Street	USD	271	EUR	200	12/18/13	—
State Street	USD	405	EUR	300	12/18/13	1

See accompanying notes which are an integral part of this quarterly report.

52 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	USD	670	EUR	500	12/18/13	7
State Street	USD	132	HKD	1,026	10/02/13	—
State Street	USD	71	HKD	551	10/03/13	—
State Street	USD	129	HKD	1,000	12/18/13	—
State Street	USD	129	HKD	1,000	12/18/13	—
State Street	USD	129	HKD	1,000	12/18/13	—
State Street	USD	17	JPY	1,671	10/01/13	—
State Street	USD	102	JPY	10,000	12/18/13	—
State Street	USD	102	JPY	10,000	12/18/13	—
State Street	USD	203	JPY	20,000	12/18/13	1
State Street	USD	206	JPY	20,000	12/18/13	(3)
State Street	USD	80	SGD	100	12/18/13	—
State Street	USD	117	SGD	150	12/18/13	3
State Street	AUD	1,857	USD	1,730	10/01/13	(2)
State Street	AUD	100	USD	93	12/18/13	—
State Street	AUD	100	USD	93	12/18/13	1
State Street	AUD	200	USD	186	12/18/13	1
State Street	AUD	300	USD	279	12/18/13	1
State Street	CAD	200	USD	194	12/18/13	—
State Street	CAD	200	USD	194	12/18/13	—
State Street	EUR	7	GBP	5	10/02/13	—
State Street	EUR	18	GBP	15	10/03/13	—
State Street	EUR	200	USD	270	10/01/13	—
State Street	EUR	220	USD	297	12/18/13	(1)
State Street	EUR	300	USD	404	12/18/13	(2)
State Street	EUR	900	USD	1,218	12/18/13	—
State Street	EUR	1,200	USD	1,604	12/18/13	(20)
State Street	GBP	69	EUR	82	10/01/13	(1)
State Street	HKD	509	USD	66	10/02/13	—
State Street	HKD	525	USD	68	10/03/13	—
State Street	HKD	800	USD	103	12/18/13	—
State Street	HKD	1,000	USD	129	12/18/13	—
State Street	HKD	2,000	USD	258	12/18/13	—
State Street	HKD	2,000	USD	258	12/18/13	—
State Street	JPY	91,915	AUD	994	10/01/13	(8)
State Street	JPY	10,000	USD	101	12/18/13	(1)
State Street	JPY	20,000	USD	203	12/18/13	(1)
State Street	JPY	50,000	USD	508	12/18/13	(1)
State Street	JPY	50,000	USD	505	12/18/13	(4)
State Street	SGD	239	AUD	203	10/01/13	(1)
State Street	SGD	100	USD	80	12/18/13	—
State Street	SGD	300	USD	238	12/18/13	(1)
UBS	USD	14	AUD	15	10/01/13	—
UBS	USD	4	CAD	4	10/01/13	—
UBS	USD	22	EUR	16	10/01/13	—
UBS	USD	19	HKD	148	10/01/13	—
UBS	USD	32	JPY	3,171	10/01/13	—
UBS	USD	8	SGD	10	10/01/13	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						148

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 53

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$46,264		$—		$—		$46,264
Austria	661		—		—		661
Belgium	371		—		—		371
Brazil	1,807		—		—		1,807
Canada	17,952		—		—		17,952
China	2,996		—		—		2,996
Finland	808		—		—		808
France	23,604		—		—		23,604
Germany	11,052		—		—		11,052
Hong Kong	61,796		—		—		61,796
Israel	105		—		—		105
Italy	253		—		—		253
Japan	90,206		—		4,093		94,299
Netherlands	4,881		—		—		4,881
Norway	2,078		—		—		2,078
Singapore	29,617		—		—		29,617
Sweden	5,921		—		—		5,921
Switzerland	2,239		—		—		2,239
United Kingdom	39,699		—		—		39,699
United States	287,492		—		—		287,492
Short-Term Investments	—		15,191		—		15,191
Other Securities	—		13,135		—		13,135
Total Investments	629,802		28,326		4,093		662,221

Other Financial Instruments
Futures Contracts	41		—		—		41
Foreign Currency Exchange Contracts	(12)		159		—		146
Total Other Financial Instruments*	$28		$159		$—		$187

* Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2013, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended September
30, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

54 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2012 (Unaudited)

Footnotes:
(AE)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	The security is purchased with the cash collateral from the securities loaned.
(~)	Rate noted is yield-to-maturity from date of acquisition.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(ß)	Illiquid security.
(Ø)	In default.
(å)	Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(8)	Unrounded units.
(å)	Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written or swap contracts entered into by the Fund.
(ÿ)	Notional Amount.

Abbreviations:
144A – Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933
ADR – American Depositary Receipt
BBSW – Bank Bill Swap Reference Rate
CME – Chicago Mercantile Exchange
EMU – European Economic and Monetary Union
EURIBOR – Euro Interbank Offered Rate
GDR – Global Depositary Receipt
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
STRIP – Separate Trading of Registered Interest and Principal of Securities
TBA – To Be Announced Security
UK – United Kingdom

Foreign Currency Abbreviations:
ARS - Argentine peso		HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar		HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real		IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar		ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc		INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso		ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan		ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso		JPY - Japanese yen	THB - Thai baht
CRC - Costa Rica colon		KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna		KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone		MXN - Mexican peso	USD - United States dollar
EGP - Egyptian pound		MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EUR - Euro		NOK - Norwegion krone	VND - Vietnam dong
GBP - British pound sterling		NZD - New Zealand dollar	ZAR - South African rand
HKD - Hong Kong dollar		PEN - Peruvian nuevo sol

Notes to Schedules of Investments 55

Russell Investment Funds

Notes to Quarterly Report — September 30, 2013 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-
end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and
Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).
U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (inputs such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of the Board, that are used in determining the fair market value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial

56 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates.
Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as
Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Non-U.S., and Aggressive Equity Funds had no transfers between Levels 1, 2, and 3 for the period ended
September 30, 2013.

Notes to Quarterly Report 57

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

The Global Real Estate Securities Fund had transfers out of Level 1 into Level 3 representing financial instruments for which restrictions existed and adjustments were made to the otherwise observable price to reflect their fair value.
The Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments that had been determined using unobservable inputs that became observable.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When
RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.
If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy.
Indicative market quotations are typically received from established market participants. Although independently received, RFSC does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

58 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of
Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended September 30, 2013, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

Notes to Quarterly Report 59

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

For the period ended September 30, 2013, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to market and trade settlement

As of September 30, 2013, the Funds had cash collateral balances in connection with forward contracts purchased (sold) as follows:
	Cash Collateral for
	Forwards
Core Bond Fund	$114,000

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
		Outstanding Contract Amounts Bought
Quarter Ended		March 31, 2013	June 30, 2013	September 30, 2013
Non-U.S. Fund		20,245,033	25,910,875	24,749,898
Core Bond Fund		224,113,730	244,800,863	186,966,391
Global Real Estate Securities Fund		17,240,083	13,606,584	28,186,323
		Outstanding Contract Amounts Sold
Quarter Ended		March 31, 2013	June 30, 2013	September 30, 2013
Non-U.S. Fund		20,164,938	26,355,711	34,385,109
Core Bond Fund		217,408,778	229,931,399	187,866,585
Global Real Estate Fund		17,244,672	13,779,493	28,036,958
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash to markets.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-
market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.
For the period ended September 30, 2013, the Core Bond Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

The Core Bond Fund’s options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.
	Number of Options Contracts
Quarter Ended	March 31, 2013	June 30, 2013	September 30, 2013
Core Bond Fund	179	81	26

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2013, the following Funds entered into future contracts primarily for the strategies listed below:
Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

As of September 30, 2013, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:
Cash Collateral for Futures
Multi-Style Equity Fund	$1,220,000
Aggressive Equity Fund	725,001
Non-U.S. Fund	4,530,000
Core Bond Fund	1,195,000
Global Real Estate Securities Fund	1,570,000

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.
	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013	September 30, 2013
Multi-Style Equity Fund	305	282	337
Aggressive Equity Fund	64	70	119
Non-U.S. Fund	244	655	868
Core Bond Fund	1,033	908	1,657
Global Real Estate Securities Fund	588	392	405
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return)
and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and

Notes to Quarterly Report 61

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

involve the exchange of a fixed payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies.
Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard
& Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.
As of September 30, 2013, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold)
as follows:
	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$2,216,000	$67,000
Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals.
Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding

62 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2013, for which the Fund is the seller of protection are disclosed in the Schedules of Investments.
These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2013, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Notes to Quarterly Report 63

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013	September 30, 2013
Core Bond Fund	43,878,699	38,478,699	15,178,699
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make.
If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the
Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.
For the period ended September 30, 2013, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
The Core Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.
	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013	September 30, 2013
Core Bond Fund	108,905,000	116,845,000	115,795,000
Index Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended September 30, 2013, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.
The Core Bond Fund’s index swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.
	Index Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2013	June 30, 2013	September 30, 2013
Core Bond Fund	72,438,494	55,913,955	101,136,139
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended September 30, 2013, none of the Funds entered into currency swaps.

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative

64 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of September 30, 2013, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation
Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Notes to Quarterly Report 65

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund
(including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current fair value)
in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

66 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-
conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal
National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the
Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against

Notes to Quarterly Report 67

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the Core Bond Fund may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

68 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of September 30, 2013, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund,
an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-
cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S.
securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH. As of September 30, 2013, there were no non-cash collateral pledged for the securities on loan.

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank
Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of September 30, 2013, the
Funds had invested $212,460,334 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $51,864,172 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIMCo.

5. Federal Income Taxes
At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	Multi-Style Equity	Aggressive Equity			Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Cost of Investments	$375,728,059	$199,774,348	$338,178,858	$795,986,586	$584,423,820
Unrealized Appreciation	$83,595,304	$43,536,333	$76,364,214	$13,207,307	$86,575,973
Unrealized Depreciation	(3,536,864)	(4,170,627)	(10,408,857)	(8,446,766)	(8,778,737)
Net Unrealized Appreciation (Depreciation)	$80,058,440	$39,365,706	$65,955,357	$4,760,541	$77,797,236

6. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.
See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

7. Subsequent Events

Notes to Quarterly Report 69

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2013 (Unaudited)

Management has evaluated the events and /or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

70 Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

Shareholder Requests for Additional Information 71

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 26, 2013

By: /s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 26, 2013